UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2015

CGM Advisor Targeted Equity Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund

Vaughan Nelson Value Opportunity Fund

Portfolio Review  page 1

Portfolio of Investments  page 15

Financial Statements  page  33

Notes to Financial Statements  page 62

CGM ADVISOR TARGETED EQUITY FUND

Manager	Symbols
G. Kenneth Heebner, CFA®	Class A NEFGX
Capital Growth Management Limited Partnership	Class B NEBGX
Class C NEGCX
Class Y NEGYX

Objective

The Fund seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall U.S. economy.

Average Annual Total Returns — June 30, 2015

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 11/27/68)
NAV	2.58%	4.94%	12.87%	7.29%
With 5.75% Maximum Sales Charge	-3.28	-1.12	11.54	6.66

Class B (Inception 2/28/97)
NAV	2.18	4.20	12.02	6.49
With CDSC[1]	-2.82	-0.29	11.76	6.49

Class C (Inception 9/1/98)
NAV	2.20	4.13	12.02	6.50
With CDSC[1]	1.20	3.23	12.02	6.50

Class Y (Inception 6/30/99)
NAV	2.75	5.29	13.15	7.56

Comparative Performance
S&P 500® Index[2]	1.23	7.42	17.34	7.89

Past performance does not guarantee future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

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NATIXIS OAKMARK FUND

Managers	Symbols
William C. Nygren, CFA®	Class A NEFOX
Kevin G. Grant, CFA®	Class B NEGBX
M. Colin Hudson, CFA®	Class C NECOX
Michael J. Mangan, CFA®	Class Y NEOYX
Harris Associates L.P.

Objective

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20153

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 5/6/31)
NAV	-0.44%	3.19%	16.58%	7.11%
With 5.75% Maximum Sales Charge	-6.18	-2.76	15.21	6.48

Class B (Inception 9/13/93)
NAV	-0.77	2.43	15.72	6.31
With CDSC[1]	-5.71	-2.05	15.49	6.31

Class C (Inception 5/1/95)
NAV	-0.77	2.45	15.71	6.30
With CDSC[1]	-1.76	1.55	15.71	6.30

Class Y (Inception 11/18/98)
NAV	-0.33	3.47	16.88	7.42

Comparative Performance
S&P 500® Index[2]	1.23	7.42	17.34	7.89

Past performance does not guarantee future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols
David G. Herro, CFA®	Class A NOIAX
Robert A. Taylor, CFA®	Class C NOICX
Harris Associates L.P.

Objective

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20153

	6 Months	1 Year	Life of Fund

Class A (Inception 12/15/10)
NAV	5.10%	-3.04%	7.94%
With 5.75% Maximum Sales Charge	-0.95	-8.60	6.54

Class C (Inception 12/15/10)
NAV	4.69	-3.73	7.15
With CDSC[1]	3.69	-4.66	7.15

Comparative Performance
MSCI World ex USA Index (Net)[2]	4.34	-5.28	5.08

Past performance does not guarantee future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	MSCI World ex USA Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States. The index calculates reinvested dividends net of withholding taxes using Luxembourg tax rates.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols
Dennis G. Alff, CFA®	Class A NEFJX
Chad D. Fargason	Class B NEJBX
Chris D. Wallis, CFA®	Class C NEJCX
Scott J. Weber, CFA®	Class Y NEJYX
Vaughan Nelson Investment Management, L.P.

Effective July 31, 2009, the fund was closed to new investors.

Objective

The Fund seeks capital appreciation.

Average Annual Total Returns — June 30, 20154

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 12/31/96)
NAV	8.16%	10.53%	18.07%	11.71%
With 5.75% Maximum Sales Charge	1.94	4.15	16.68	11.05

Class B (Inception 12/31/96)
NAV	7.83	9.77	17.20	10.88
With CDSC[1]	2.83	5.24	17.02	10.88

Class C (Inception 12/31/96)
NAV	7.78	9.72	17.19	10.88
With CDSC[1]	6.78	8.82	17.19	10.88

Class Y (Inception 8/31/06)[2]
NAV	8.31	10.81	18.37	11.97

Comparative Performance
Russell 2000® Value Index[3]	0.76	0.78	14.81	6.87

Past performance does not guarantee future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2	Prior to the inception of Class Y shares (8/31/06), performance is that of Class A shares and reflects the higher net expenses of that share class.

3

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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VAUGHAN NELSON VALUE OPPORTUNITY FUND

Managers	Symbols
Dennis G. Alff, CFA®	Class A VNVAX
Chad D. Fargason	Class C VNVCX
Chris D. Wallis, CFA®	Class N VNVNX
Scott J. Weber, CFA®	Class Y VNVYX
Vaughan Nelson Investment Management, L.P.

Objective

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20153

	6 Months	1 Year	5 Years	Life of Fund
Class A (Inception 10/31/08)				Class A/C/Y	Class N
NAV	7.47%	10.41%	19.59%	17.10%	—%
With 5.75% Maximum Sales Charge	1.29	4.04	18.19	16.07	—

Class C (Inception 10/31/08)
NAV	7.08	9.59	18.70	16.24	—
With CDSC[1]	6.08	8.59	18.70	16.24	—

Class N (Inception 5/1/13)
NAV	7.64	10.80	—	—	20.35

Class Y (Inception 10/31/08)
NAV	7.58	10.69	19.87	17.40	—

Comparative Performance
Russell Midcap® Value Index[2]	0.41	3.67	17.73	16.96	14.83

Past performance does not guarantee future results. The table(s) does not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

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ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-months ended June 30, 2015 is available from the Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public

Reference Room may be obtained by calling 800-SEC-0330.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2015 through June 30, 2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

CGM ADVISOR TARGETED EQUITY FUND	BEGINNING ACCOUNT VALUE 1/1/2015	ENDING ACCOUNT VALUE 6/30/2015	EXPENSES PAID DURING PERIOD* 1/1/2015 – 6/30/2015
Class A
Actual	$1,000.00	$1,025.80	$5.73
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71
Class B
Actual	$1,000.00	$1,021.80	$9.47
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.44
Class C
Actual	$1,000.00	$1,022.00	$9.48
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.44
Class Y
Actual	$1,000.00	$1,027.50	$4.47
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46

*	Expenses are equal to the Fund's annualized expense ratio: 1.14%, 1.89%, 1.89% and 0.89% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS OAKMARK FUND	BEGINNING ACCOUNT VALUE 1/1/2015	ENDING ACCOUNT VALUE 6/30/2015	EXPENSES PAID DURING PERIOD* 1/1/2015 – 6/30/2015
Class A
Actual	$1,000.00	$995.60	$5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71
Class B
Actual	$1,000.00	$992.30	$9.29
Hypothetical (5% return before expenses)	$1,000.00	$1,015.47	$9.39
Class C
Actual	$1,000.00	$992.30	$9.34
Hypothetical (5% return before expenses)	$1,000.00	$1,015.42	$9.44
Class Y
Actual	$1,000.00	$996.70	$4.41
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46

*	Expenses are equal to the Fund's annualized expense ratio: 1.14%, 1.88%, 1.89% and 0.89% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2015	ENDING ACCOUNT VALUE 6/30/2015	EXPENSES PAID DURING PERIOD* 1/1/2015 – 6/30/2015
Class A
Actual	$1,000.00	$1,051.00	$6.56
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.46
Class C
Actual	$1,000.00	$1,046.90	$10.35
Hypothetical (5% return before expenses)	$1,000.00	$1,014.68	$10.19

*	Expenses are equal to the Fund's annualized expense ratio: 1.29% and 2.04% for Class A and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2015	ENDING ACCOUNT VALUE 6/30/2015	EXPENSES PAID DURING PERIOD* 1/1/2015 – 6/30/2015
Class A
Actual	$1,000.00	$1,081.60	$7.02
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.80
Class B
Actual	$1,000.00	$1,078.30	$10.82
Hypothetical (5% return before expenses)	$1,000.00	$1,014.38	$10.49
Class C
Actual	$1,000.00	$1,077.80	$10.87
Hypothetical (5% return before expenses)	$1,000.00	$1,014.33	$10.54
Class Y
Actual	$1,000.00	$1,083.10	$5.73
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56

*	Expenses are equal to the Fund's annualized expense ratio: 1.36%, 2.10%, 2.11% and 1.11% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON VALUE OPPORTUNITY FUND	BEGINNING ACCOUNT VALUE 1/1/2015	ENDING ACCOUNT VALUE 6/30/2015	EXPENSES PAID DURING PERIOD* 1/1/2015 – 6/30/2015
Class A
Actual	$1,000.00	$1,074.70	$6.28
Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11
Class C
Actual	$1,000.00	$1,070.80	$10.11
Hypothetical (5% return before expenses)	$1,000.00	$1,015.03	$9.84
Class N
Actual	$1,000.00	$1,076.40	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46
Class Y
Actual	$1,000.00	$1,075.80	$4.99
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86

*	Expenses are equal to the Fund's annualized expense ratio: 1.22%, 1.97%, 0.89% and 0.97% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund (and segment, in the case of Funds managed by multiple subadvisers) based on agreed-upon criteria, graphs showing each Fund’s performance and

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fee differentials against each Fund’s peer group/category, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter, the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2015. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”) with respect to sub-advised Funds. They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that also measured the performance of the Funds on a risk adjusted basis.

With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group and/or category for certain (although not necessarily all) periods, the Board concluded that other

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factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s performance, although lagging in certain periods, was stronger over the long term; and (3) that the Fund’s more recent performance, although lagging in certain periods, had shown improvement when compared to relevant performance benchmarks and categories.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that four of the five Natixis Equity Funds included in this report have expense caps in place. The Trustees noted that several Funds had total advisory fee rates that were above the median of a peer group of funds. The Trustees considered the factors which management believed justified such relatively higher fees. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund’s net expense ratio was near, at, or below the median of a peer group of funds; (2) that the Fund’s advisory fee rate was not significantly above its peer group median; and (3) that the Fund’s investment discipline was capacity constrained. The Trustees also considered management’s proposal to add a breakpoint to the advisory fee for the Vaughan Nelson Value Opportunity Fund.

|  12

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that two Funds had breakpoints in their advisory fees and that four of the Funds were subject to an expense cap. With respect to the CGM Advisor Targeted Equity Fund, which does not have an expense cap, the Trustees noted that the Fund’s assets have been declining over time. The Trustees also noted that management had proposed the implementation of a breakpoint for the Vaughan Nelson Value Opportunity Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

13  |

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	Plans for maintaining continuity of portfolio management where that was thought to be a potential issue.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, with the addition of the breakpoint with respect to the Vaughan Nelson Value Opportunity Fund described above, should be continued through June 30, 2016.

|  14

Portfolio of Investments – as of June 30, 2015 (Unaudited)

CGM Advisor Targeted Equity Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Banks — 16.6%
1,370,000	Bank of America Corp.	$23,317,400
620,000	Citigroup, Inc.	34,248,800
380,000	JPMorgan Chase & Co.	25,748,800

		83,315,000

	Biotechnology — 2.5%
110,000	Celgene Corp.(b)	12,730,850

	Capital Markets — 17.6%
150,000	Ameriprise Financial, Inc.	18,739,500
750,000	Charles Schwab Corp. (The)	24,487,500
1,170,000	Morgan Stanley	45,384,300

		88,611,300

	Household Durables — 23.2%
1,470,000	DR Horton, Inc.	40,219,200
810,000	Lennar Corp., Class A	41,342,400
920,000	Toll Brothers, Inc.(b)	35,134,800

		116,696,400

	Insurance — 9.8%
430,000	MetLife, Inc.	24,075,700
285,000	Prudential Financial, Inc.	24,943,200

		49,018,900

	IT Services — 5.6%
420,000	Visa, Inc., Class A	28,203,000

	Leisure Products — 5.5%
185,000	Polaris Industries, Inc.	27,400,350

	Media — 8.2%
360,000	Walt Disney Co. (The)	41,090,400

	Specialty Retail — 4.9%
220,000	Home Depot, Inc. (The)	24,448,600

	Textiles, Apparel & Luxury Goods — 4.4%
320,000	VF Corp.	22,316,800

	Total Common Stocks (Identified Cost $408,304,808)	493,831,600

Principal Amount
Short-Term Investments — 1.6%
$8,105,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $8,105,002 on 7/01/2015 collateralized by $8,180,000 U.S. Treasury Note, 2.125% due 6/30/2021 valued at $8,272,025 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,105,000)	$8,105,000

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

CGM Advisor Targeted Equity Fund – (continued)

	Description	Value (†)
	Total Investments — 99.9% (Identified Cost $416,409,808)(a)	$501,936,600
	Other assets less liabilities — 0.1%	483,063

	Net Assets — 100.0%	$502,419,663

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2015, the net unrealized appreciation on investments based on a cost of $416,409,808 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$87,943,585
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,416,793)

	Net unrealized appreciation	$85,526,792

(b)	Non-income producing security.

Industry Summary at June 30, 2015 (Unaudited)

Household Durables	23.2%
Capital Markets	17.6
Banks	16.6
Insurance	9.8
Media	8.2
IT Services	5.6
Leisure Products	5.5
Specialty Retail	4.9
Textiles, Apparel & Luxury Goods	4.4
Biotechnology	2.5
Short-Term Investments	1.6

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 94.9% of Net Assets
	Aerospace & Defense — 1.1%
16,350	Precision Castparts Corp.	$3,267,875

	Air Freight & Logistics — 1.9%
32,700	FedEx Corp.	5,572,080

	Automobiles — 3.2%
201,700	Fiat Chrysler Automobiles NV(b)	2,930,701
128,400	General Motors Co.	4,279,572
35,300	Harley-Davidson, Inc.	1,989,155

		9,199,428

	Banks — 10.1%
586,800	Bank of America Corp.	9,987,336
138,000	Citigroup, Inc.	7,623,120
101,600	JPMorgan Chase & Co.	6,884,416
87,000	Wells Fargo & Co.	4,892,880

		29,387,752

	Beverages — 1.5%
36,400	Diageo PLC, Sponsored ADR	4,223,856

	Capital Markets — 7.9%
104,600	Bank of New York Mellon Corp. (The)	4,390,062
88,000	Franklin Resources, Inc.	4,314,640
28,100	Goldman Sachs Group, Inc. (The)	5,866,999
72,000	State Street Corp.	5,544,000
38,000	T. Rowe Price Group, Inc.	2,953,740

		23,069,441

	Chemicals — 2.0%
55,800	Monsanto Co.	5,947,722

	Communications Equipment — 1.5%
70,400	QUALCOMM, Inc.	4,409,152

	Consumer Finance — 3.3%
48,500	American Express Co.	3,769,420
66,500	Capital One Financial Corp.	5,850,005

		9,619,425

	Electronic Equipment, Instruments & Components — 1.8%
82,800	TE Connectivity Ltd.	5,324,040

	Energy Equipment & Services — 2.4%
10,300	Baker Hughes, Inc.	635,510
81,000	Halliburton Co.	3,488,670
58,400	National Oilwell Varco, Inc.	2,819,552

		6,943,732

	Food Products — 3.3%
95,600	General Mills, Inc.	5,326,832
57,000	Nestle S.A., Sponsored ADR	4,113,120

		9,439,952

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 1.7%
68,300	Medtronic PLC	$5,061,030

	Health Care Providers & Services — 1.8%
42,200	UnitedHealth Group, Inc.	5,148,400

	Hotels, Restaurants & Leisure — 1.1%
60,900	Las Vegas Sands Corp.	3,201,513

	Household Durables — 1.1%
17,850	Whirlpool Corp.	3,088,943

	Industrial Conglomerates — 2.4%
259,400	General Electric Co.	6,892,258

	Insurance — 7.4%
84,100	Aflac, Inc.	5,231,020
118,700	American International Group, Inc.	7,338,034
51,000	Aon PLC	5,083,680
76,100	Principal Financial Group, Inc.	3,903,169

		21,555,903

	Internet & Catalog Retail — 4.2%
16,910	Amazon.com, Inc.(b)	7,340,462
176,800	Liberty Interactive Corp., Class A(b)	4,906,200

		12,246,662

	Internet Software & Services — 2.5%
13,530	Google, Inc., Class A(b)	7,306,741

	IT Services — 7.7%
33,200	Accenture PLC, Class A	3,213,096
69,400	Automatic Data Processing, Inc.	5,567,962
83,200	MasterCard, Inc., Class A	7,777,536
87,120	Visa, Inc., Class A	5,850,108

		22,408,702

	Machinery — 2.6%
46,200	Caterpillar, Inc.	3,918,684
31,700	Parker Hannifin Corp.	3,687,661

		7,606,345

	Media — 4.1%
65,200	Comcast Corp., Special Class A	3,908,088
342,200	News Corp., Class A(b)	4,992,698
44,800	Omnicom Group, Inc.	3,113,152

		12,013,938

	Metals & Mining — 1.0%
740,200	Glencore PLC	2,968,350

	Oil, Gas & Consumable Fuels — 3.0%
110,700	Apache Corp.	6,379,641
197,000	Chesapeake Energy Corp.	2,200,490

		8,580,131

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Oakmark Fund – (continued)

Shares	Description	Value (†)
	Personal Products — 1.4%
91,300	Unilever PLC, Sponsored ADR	$3,922,248

	Pharmaceuticals — 1.6%
93,100	Sanofi, ADR	4,611,243

	Road & Rail — 0.9%
27,800	Union Pacific Corp.	2,651,286

	Semiconductors & Semiconductor Equipment — 4.4%
120,000	Applied Materials, Inc.	2,306,400
191,100	Intel Corp.	5,812,306
91,400	Texas Instruments, Inc.	4,708,014

		12,826,720

	Software — 3.8%
108,600	Microsoft Corp.	4,794,690
155,500	Oracle Corp.	6,266,650

		11,061,340

	Specialty Retail — 0.2%
5,100	Home Depot, Inc. (The)	566,763

	Technology Hardware, Storage & Peripherals — 2.0%
46,600	Apple, Inc.	5,844,805

	Total Common Stocks (Identified Cost $245,509,528)	275,967,776

Principal Amount
Short-Term Investments — 5.2%
$15,300,046	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $15,300,050 on 7/01/2015 collateralized by $15,650,000 Federal Home Loan Mortgage Corp., 2.500% due 7/05/2022 valued at $15,610,875 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $15,300,046)	15,300,046

	Total Investments — 100.1% (Identified Cost $260,809,574)(a)	291,267,822
	Other assets less liabilities — (0.1)%	(383,145)

	Net Assets — 100.0%	$290,884,677

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Oakmark Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2015, the net unrealized appreciation on investments based on a cost of $260,809,574 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$41,757,847
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,299,599)

	Net unrealized appreciation	$30,458,248

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2015 (Unaudited)

Banks	10.1%
Capital Markets	7.9
IT Services	7.7
Insurance	7.4
Semiconductors & Semiconductor Equipment	4.4
Internet & Catalog Retail	4.2
Media	4.1
Software	3.8
Consumer Finance	3.3
Food Products	3.3
Automobiles	3.2
Oil, Gas & Consumable Fuels	3.0
Machinery	2.6
Internet Software & Services	2.5
Energy Equipment & Services	2.4
Industrial Conglomerates	2.4
Chemicals	2.0
Technology Hardware, Storage & Peripherals	2.0
Other Investments, less than 2% each	18.6
Short-Term Investments	5.2

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)

Common Stocks — 95.2% of Net Assets
	Australia — 3.1%
3,502,768	AMP Ltd.	$16,253,928
1,393,962	Orica Ltd.	22,881,691

		39,135,619

	France — 14.6%
915,500	BNP Paribas S.A.	55,555,032
210,000	Bureau Veritas S.A.	4,840,911
32,600	Christian Dior SE	6,382,064
432,123	Danone	27,990,501
209,600	Kering	37,473,765
107,700	LVMH Moet Hennessy Louis Vuitton SE	18,934,762
147,400	Pernod-Ricard S.A.	17,039,788
52,376	Publicis Groupe S.A.	3,882,262
207,800	Safran S.A.	14,121,956

		186,221,041

	Germany — 11.7%
89,600	Adidas AG	6,855,681
324,450	Allianz SE, (Registered)	50,598,303
387,800	Bayerische Motoren Werke AG	42,469,677
432,600	Daimler AG, (Registered)	39,407,954
130,000	SAP SE	9,109,916

		148,441,531

	Hong Kong — 1.5%
998,600	Melco Crown Entertainment Ltd., Sponsored ADR	19,602,518

	Ireland — 2.1%
1,433,531	Experian PLC	26,073,616

	Israel — 0.2%
27,900	Check Point Software Technologies Ltd.(b)	2,219,445

	Italy — 4.9%
250,300	Exor SpA	11,956,804
7,633,200	Intesa Sanpaolo SpA	27,719,837
4,847,800	Prada SpA	23,304,722

		62,981,363

	Japan — 15.3%
4,858,000	Daiwa Securities Group, Inc.	36,341,266
1,495,400	Honda Motor Co. Ltd.(c)	48,331,077
377,500	Komatsu Ltd.	7,573,896
131,400	Meitec Corp.	4,898,665
4,799,900	Nomura Holdings, Inc.	32,408,195
266,600	Olympus Corp.	9,204,367
115,500	Omron Corp.	5,017,119
65,000	Secom Co. Ltd.	4,222,760
711,100	Toyota Motor Corp.	47,584,871

		195,582,216

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Oakmark International Fund – (continued)

Shares	Description	Value (†)
	Korea — 3.4%
38,405	Samsung Electronics Co. Ltd.	$43,573,744

	Netherlands — 6.4%
66,731	Akzo Nobel NV	4,871,967
4,271,900	CNH Industrial NV	38,980,836
72,500	Heineken Holding NV	5,081,486
1,286,344	Koninklijke Philips NV	32,830,657

		81,764,946

	Sweden — 2.8%
245,800	Atlas Copco AB, B Shares	6,123,032
127,000	Hennes & Mauritz AB, Series B	4,888,066
790,800	SKF AB, Series B	18,044,481
250,811	Swedish Match AB	7,130,714

		36,186,293

	Switzerland — 16.5%
127,600	Adecco S.A., (Registered)	10,355,688
517,700	Cie Financiere Richemont S.A., (Registered)	42,077,518
2,272,957	Credit Suisse Group AG, (Registered)(c)	62,705,133
4,198,500	Glencore PLC	16,836,827
332,600	Holcim Ltd., (Registered)	24,541,069
145,800	Kuehne & Nagel International AG, (Registered)	19,359,774
234,900	Nestle S.A., (Registered)	16,948,176
68,300	Schindler Holding AG	11,170,539
16,700	Swatch Group AG (The)	6,507,621

		210,502,345

	United Kingdom — 12.7%
1,300,800	Diageo PLC(c)	37,670,873
574,600	G4S PLC	2,422,817
671,600	GlaxoSmithKline PLC	13,963,864
21,326,300	Lloyds Banking Group PLC	28,624,113
1,203,604	Meggitt PLC	8,813,661
304,000	Schroders PLC	15,168,614
100	Schroders PLC, (Non Voting)	3,824
922,300	Smiths Group PLC	16,348,361
514,200	Willis Group Holdings PLC	24,115,980
46,496	Wolseley PLC	2,965,251
522,200	WPP PLC	11,721,392

		161,818,750

	Total Common Stocks (Identified Cost $1,257,857,122)	1,214,103,427

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Oakmark International Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 4.8%
$60,853,900	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $60,853,917 on 7/01/2015 collateralized by $63,020,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $62,074,700 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $60,853,900)	$60,853,900

	Total Investments — 100.0% (Identified Cost $1,318,711,022)(a)	1,274,957,327
	Other assets less liabilities — 0.0%	146,688

	Net Assets — 100.0%	$1,275,104,015

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2015, the net unrealized depreciation on investments based on a cost of $1,318,711,022 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$32,684,279
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(76,437,974)

	Net unrealized depreciation	$(43,753,695)

(b)	Non-income producing security.
(c)	A portion of this security has been designated to cover the Fund’s obligation under open forward foreign currency contracts.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

At June 30, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	3/16/2016	Australian Dollar	8,984,000	$6,841,176	$(32,562)
Sell	9/16/2015	Swiss Franc	11,035,000	11,837,614	789,111
Sell	9/16/2015	Swiss Franc	43,799,000	46,984,653	(1,578,267)

Total					$(821,718)

1 Counterparty is State Street Bank and Trust Company.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Oakmark International Fund – (continued)

Industry Summary at June 30, 2015 (Unaudited)

Automobiles	13.9%
Capital Markets	11.5
Textiles, Apparel & Luxury Goods	11.1
Banks	8.8
Insurance	7.2
Machinery	6.4
Beverages	4.7
Industrial Conglomerates	3.9
Professional Services	3.7
Food Products	3.6
Technology Hardware, Storage & Peripherals	3.4
Chemicals	2.2
Other Investments, less than 2% each	14.8
Short-Term Investments	4.8

Total Investments	100.0
Other assets less liabilities (including forward foreign currency contracts)	0.0

Net Assets	100.0%

Currency Exposure Summary at June 30, 2015 (Unaudited)

Euro	35.8%
Japanese Yen	15.3
Swiss Franc	15.2
British Pound	14.2
United States Dollar	8.4
South Korean Won	3.4
Australian Dollar	3.1
Swedish Krona	2.8
Hong Kong Dollar	1.8

Total Investments	100.0
Other assets less liabilities (including forward foreign currency contracts)	0.0

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
	Aerospace & Defense — 1.5%
99,400	Engility Holdings, Inc.	$2,500,904
27,475	Esterline Technologies Corp.(b)	2,619,467

		5,120,371

	Auto Components — 1.6%
95,175	Tenneco, Inc.(b)	5,466,852

	Banks — 9.5%
141,025	Capital Bank Financial Corp., Class A(b)	4,099,597
380,255	FirstMerit Corp.	7,920,712
90,375	Prosperity Bancshares, Inc.	5,218,252
223,000	Union Bankshares Corp.	5,182,520
251,300	Webster Financial Corp.	9,938,915

		32,359,996

	Biotechnology — 0.9%
45,675	AMAG Pharmaceuticals, Inc.(b)	3,154,316

	Building Products — 1.6%
51,450	Lennox International, Inc.	5,540,650

	Capital Markets — 1.6%
40,225	LPL Financial Holdings, Inc.	1,870,060
241,150	TCP Capital Corp.	3,687,184

		5,557,244

	Commercial Services & Supplies — 2.4%
217,225	KAR Auction Services, Inc.	8,124,215

	Consumer Finance — 1.4%
105,325	First Cash Financial Services, Inc.(b)	4,801,767

	Containers & Packaging — 4.1%
513,400	Graphic Packaging Holding Co.	7,151,662
127,225	Silgan Holdings, Inc.	6,712,391

		13,864,053

	Diversified Consumer Services — 1.9%
179,250	ServiceMaster Global Holdings, Inc.(b)	6,483,472

	Electrical Equipment — 1.1%
149,700	Thermon Group Holdings, Inc.(b)	3,603,279

	Electronic Equipment, Instruments & Components — 1.6%
58,225	Littelfuse, Inc.	5,524,970

	Energy Equipment & Services — 0.5%
88,825	Forum Energy Technologies, Inc.(b)	1,801,371

	Health Care Equipment & Supplies — 6.9%
141,325	Alere, Inc.(b)	7,454,894
53,300	Haemonetics Corp.(b)	2,204,488

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — continued
112,650	Integra LifeSciences Holdings Corp.(b)	$7,589,230
47,725	Teleflex, Inc.	6,464,351

		23,712,963

	Health Care Providers & Services — 6.3%
143,225	Amsurg Corp.(b)	10,018,589
134,850	Civitas Solutions, Inc.(b)	2,876,350
101,000	LifePoint Health, Inc.(b)	8,781,950

		21,676,889

	Hotels, Restaurants & Leisure — 1.3%
210,975	Bloomin’ Brands, Inc.	4,504,316

	Household Durables — 1.2%
88,650	Ryland Group, Inc. (The)	4,110,701

	Insurance — 10.8%
135,000	American Equity Investment Life Holding Co.	3,642,300
112,150	Aspen Insurance Holdings Ltd.	5,371,985
262,525	CNO Financial Group, Inc.	4,817,334
165,550	First American Financial Corp.	6,160,115
150,012	HCC Insurance Holdings, Inc.	11,526,922
51,941	RenaissanceRe Holdings Ltd.	5,272,531

		36,791,187

	Internet & Catalog Retail — 1.6%
79,450	HSN, Inc.	5,576,595

	IT Services — 6.9%
108,850	Black Knight Financial Services, Inc., Class A(b)	3,360,200
142,050	Broadridge Financial Solutions, Inc.	7,103,920
66,550	CACI International, Inc., Class A(b)	5,383,230
159,850	iGATE Corp.(b)	7,623,246

		23,470,596

	Life Sciences Tools & Services — 5.2%
141,350	Albany Molecular Research, Inc.(b)	2,858,097
184,725	PRA Health Sciences, Inc.(b)	6,711,059
305,250	VWR Corp.(b)	8,159,333

		17,728,489

	Machinery — 4.8%
185,925	Hillenbrand, Inc.	5,707,897
195,850	Rexnord Corp.(b)	4,682,774
49,225	Standex International Corp.	3,934,554
39,775	Watts Water Technologies, Inc., Series A	2,062,334

		16,387,559

	Metals & Mining — 1.4%
79,525	Reliance Steel & Aluminum Co.	4,809,672

	Paper & Forest Products — 1.4%
208,750	KapStone Paper and Packaging Corp.	4,826,300

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Professional Services — 3.9%
49,950	Dun & Bradstreet Corp. (The)	$6,093,900
107,425	ICF International, Inc.(b)	3,744,835
144,675	TransUnion(b)	3,631,343

		13,470,078

	REITs – Hotels — 1.3%
173,025	Hersha Hospitality Trust	4,436,361

	Road & Rail — 0.3%
30,950	Con-way, Inc.	1,187,552

	Software — 6.4%
64,525	BroadSoft, Inc.(b)	2,230,629
84,000	CommVault Systems, Inc.(b)	3,562,440
13,725	Ellie Mae, Inc.(b)	957,868
103,500	SS&C Technologies Holdings, Inc.	6,468,750
142,675	Verint Systems, Inc.(b)	8,666,793

		21,886,480

	Specialty Retail — 5.3%
142,275	GNC Holdings, Inc., Class A	6,328,392
42,000	Group 1 Automotive, Inc.	3,814,860
125,725	Men’s Wearhouse, Inc. (The)	8,055,201

		18,198,453

	Textiles, Apparel & Luxury Goods — 2.4%
96,150	Steven Madden Ltd.(b)	4,113,297
139,350	Wolverine World Wide, Inc.	3,968,688

		8,081,985

	Wireless Telecommunication Services — 0.6%
112,000	RingCentral, Inc., Class A(b)	2,070,880

	Total Common Stocks (Identified Cost $254,862,215)	334,329,612

Principal Amount
Short-Term Investments — 2.5%
$8,390,627	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $8,390,630 on 7/01/2015 collateralized by $8,580,000 Federal Home Loan Mortgage Corp., 2.500% due 7/05/2022 valued at $8,558,550 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $8,390,627)	8,390,627

	Total Investments — 100.2% (Identified Cost $263,252,842)(a)	342,720,239
	Other assets less liabilities — (0.2)%	(547,454)

	Net Assets — 100.0%	$342,172,785

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2015, the net unrealized appreciation on investments based on a cost of $263,252,842 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$83,808,293
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,340,896)

	Net unrealized appreciation	$79,467,397

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2015 (Unaudited)

Insurance	10.8%
Banks	9.5
Health Care Equipment & Supplies	6.9
IT Services	6.9
Software	6.4
Health Care Providers & Services	6.3
Specialty Retail	5.3
Life Sciences Tools & Services	5.2
Machinery	4.8
Containers & Packaging	4.1
Professional Services	3.9
Commercial Services & Supplies	2.4
Textiles, Apparel & Luxury Goods	2.4
Other Investments, less than 2% each	22.8
Short-Term Investments	2.5

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks — 94.1% of Net Assets
	Auto Components — 3.0%
216,050	Delphi Automotive PLC	$18,383,694
245,650	Tenneco, Inc.(b)	14,110,136

		32,493,830

	Banks — 6.0%
441,125	CIT Group, Inc.	20,507,901
1,713,025	Investors Bancorp, Inc.	21,070,208
477,125	PacWest Bancorp	22,310,365

		63,888,474

	Capital Markets — 3.2%
334,375	LPL Financial Holdings, Inc.	15,545,094
375,525	SEI Investments Co.	18,411,990

		33,957,084

	Commercial Services & Supplies — 1.1%
307,375	KAR Auction Services, Inc.	11,495,825

	Communications Equipment — 1.8%
623,750	CommScope Holding Co., Inc.(b)	19,030,612

	Containers & Packaging — 7.0%
334,375	Avery Dennison Corp.	20,376,813
438,550	Crown Holdings, Inc.(b)	23,203,680
210,925	Packaging Corp. of America	13,180,703
297,075	Rock-Tenn Co., Class A	17,883,915

		74,645,111

	Diversified Consumer Services — 1.5%
441,125	ServiceMaster Global Holdings, Inc.(b)	15,955,491

	Diversified Financial Services — 1.8%
401,250	NASDAQ OMX Group, Inc. (The)	19,585,012

	Food & Staples Retailing — 1.7%
2,199,175	Rite Aid Corp.(b)	18,363,111

	Health Care Equipment & Supplies — 1.4%
281,650	Alere, Inc.(b)	14,857,038

	Health Care Providers & Services — 7.4%
372,950	Amsurg Corp.(b)	26,087,853
357,525	Community Health Systems, Inc.(b)	22,513,349
334,375	HCA Holdings, Inc.(b)	30,334,500

		78,935,702

	Household Durables — 4.4%
75,875	Harman International Industries, Inc.	9,024,573
461,687	Jarden Corp.(b)	23,892,302
273,925	Lennar Corp., Class A	13,981,132

		46,898,007

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Household Products — 1.4%
146,600	Spectrum Brands Holdings, Inc.	$14,951,734

	Insurance — 5.5%
414,100	Arthur J. Gallagher & Co.	19,586,930
524,725	First American Financial Corp.	19,525,017
208,350	Reinsurance Group of America, Inc., Class A	19,766,165

		58,878,112

	Internet & Catalog Retail — 1.6%
245,650	HSN, Inc.	17,242,174

	IT Services — 9.6%
271,350	Broadridge Financial Solutions, Inc.	13,570,213
160,750	CACI International, Inc., Class A(b)	13,003,068
231,500	Fiserv, Inc.(b)	19,175,145
185,200	Global Payments, Inc.	19,158,940
733,050	Sabre Corp.	17,446,590
474,550	Total System Services, Inc.	19,821,953

		102,175,909

	Life Sciences Tools & Services — 2.1%
829,500	VWR Corp.(b)	22,172,535

	Machinery — 3.2%
86,175	Snap-on, Inc.	13,723,369
162,050	WABCO Holdings, Inc.(b)	20,048,826

		33,772,195

	Metals & Mining — 3.8%
357,525	Carpenter Technology Corp.	13,829,067
1,116,300	Constellium NV, Class A(b)	13,205,829
228,925	Reliance Steel & Aluminum Co.	13,845,384

		40,880,280

	Oil, Gas & Consumable Fuels — 1.6%
195,475	Gulfport Energy Corp.(b)	7,867,869
109,325	Noble Energy, Inc.	4,665,991
141,475	Whiting Petroleum Corp.(b)	4,753,560

		17,287,420

	Pharmaceuticals — 3.5%
776,775	Catalent, Inc.(b)	22,782,811
124,750	Mallinckrodt PLC(b)	14,685,570

		37,468,381

	Professional Services — 1.0%
419,250	TriNet Group, Inc.(b)	10,627,988

	Road & Rail — 1.5%
194,200	Con-way, Inc.	7,451,454
479,700	Hertz Global Holdings, Inc.(b)	8,692,164

		16,143,618

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 4.6%
149,175	Avago Technologies Ltd.	$19,829,833
727,900	Micron Technology, Inc.(b)	13,713,636
151,750	Skyworks Solutions, Inc.	15,797,175

		49,340,644

	Software — 1.3%
172,325	Check Point Software Technologies Ltd.(b)	13,708,454

	Specialty Retail — 4.8%
237,925	Cabela’s, Inc.(b)	11,891,491
385,825	Men’s Wearhouse, Inc. (The)	24,719,808
109,325	Signet Jewelers Ltd.	14,019,838

		50,631,137

	Technology Hardware, Storage & Peripherals — 1.7%
610,875	NCR Corp.(b)	18,387,337

	Textiles, Apparel & Luxury Goods — 3.8%
636,600	Gildan Activewear, Inc.	21,160,584
172,325	PVH Corp.	19,851,840

		41,012,424

	Trading Companies & Distributors — 2.8%
586,450	HD Supply Holdings, Inc.(b)	20,631,311
101,600	United Rentals, Inc.(b)	8,902,192

		29,533,503

	Total Common Stocks (Identified Cost $864,853,082)	1,004,319,142

Closed-End Investment Companies — 2.2%
1,421,100	Ares Capital Corp. (Identified Cost $23,714,407)	23,391,306

Principal Amount
Short-Term Investments — 2.8%
$29,687,050	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $29,687,058 on 7/01/2015 collateralized by $30,745,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $30,283,825 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $29,687,050)	29,687,050

	Total Investments — 99.1% (Identified Cost $918,254,539)(a)	1,057,397,498
	Other assets less liabilities — 0.9%	9,183,451

	Net Assets — 100.0%	$1,066,580,949

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Vaughan Nelson Value Opportunity Fund – (continued)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2015, the net unrealized appreciation on investments based on a cost of $918,254,539 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$176,109,784
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(36,966,825)

	Net unrealized appreciation	$139,142,959

(b)	Non-income producing security.

Industry Summary at June 30, 2015 (Unaudited)

IT Services	9.6%
Health Care Providers & Services	7.4
Containers & Packaging	7.0
Banks	6.0
Insurance	5.5
Specialty Retail	4.8
Semiconductors & Semiconductor Equipment	4.6
Household Durables	4.4
Textiles, Apparel & Luxury Goods	3.8
Metals & Mining	3.8
Pharmaceuticals	3.5
Capital Markets	3.2
Machinery	3.2
Auto Components	3.0
Trading Companies & Distributors	2.8
Closed-End Investment Companies	2.2
Life Sciences Tools & Services	2.1
Other Investments, less than 2% each	19.4
Short-Term Investments	2.8

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

|  32

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	CGM Advisor Targeted Equity Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund
ASSETS
Investments at cost	$416,409,808	$260,809,574	$1,318,711,022
Net unrealized appreciation (depreciation)	85,526,792	30,458,248	(43,753,695)

Investments at value	501,936,600	291,267,822	1,274,957,327
Cash	3,654	—	—
Foreign currency at value (identified cost $0, $0 and $656, respectively)	—	—	656
Receivable for Fund shares sold	27,702	721,627	6,070,623
Receivable for securities sold	2,508,124	—	1,751,461
Dividends and interest receivable	—	248,338	1,621,023
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	789,111
Tax reclaims receivable	—	25,949	1,646,574

TOTAL ASSETS	504,476,080	292,263,736	1,286,836,775

LIABILITIES
Payable for securities purchased	—	55,956	6,993,523
Payable for Fund shares redeemed	1,040,204	653,533	2,022,180
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	1,610,829
Management fees payable (Note 6)	297,848	167,213	898,665
Deferred Trustees’ fees (Note 6)	598,303	434,278	38,626
Administrative fees payable (Note 6)	17,581	10,388	44,857
Payable to distributor (Note 6d)	2,044	1,577	14,068
Other accounts payable and accrued expenses	100,437	56,114	110,012

TOTAL LIABILITIES	2,056,417	1,379,059	11,732,760

NET ASSETS	$502,419,663	$290,884,677	$1,275,104,015

NET ASSETS CONSIST OF:
Paid-in capital	$420,331,294	$252,824,911	$1,298,039,045
Accumulated net investment (loss)/Undistributed net investment income	(512,777)	297,251	7,926,630
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,925,646)	7,304,267	13,785,892
Net unrealized appreciation (depreciation) on investments and foreign currency translations	85,526,792	30,458,248	(44,647,552)

NET ASSETS	$502,419,663	$290,884,677	$1,275,104,015

See accompanying notes to financial statements.

33  |

Statements of Assets and Liabilities (continued)

June 30, 2015 (Unaudited)

	CGM Advisor Targeted Equity Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$443,838,086	$196,753,309	$881,260,814

Shares of beneficial interest	40,879,195	9,703,011	67,785,771

Net asset value and redemption price per share	$10.86	$20.28	$13.00

Offering price per share (100/94.25 of net asset value) (Note 1)	$11.52	$21.52	$13.79

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$292,615	$200,058	$—

Shares of beneficial interest	32,168	11,049	—

Net asset value and offering price per share	$9.10	$18.11	$—

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$27,595,455	$74,742,813	$393,843,201

Shares of beneficial interest	3,060,181	4,155,314	30,898,731

Net asset value and offering price per share	$9.02	$17.99	$12.75

Class Y shares:
Net assets	$30,693,507	$19,188,497	$—

Shares of beneficial interest	2,712,514	907,198	—

Net asset value, offering and redemption price per share	$11.32	$21.15	$—

See accompanying notes to financial statements.

|  34

Statements of Assets and Liabilities (continued)

June 30, 2015 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
ASSETS
Investments at cost	$263,252,842	$918,254,539
Net unrealized appreciation	79,467,397	139,142,959

Investments at value	342,720,239	1,057,397,498
Receivable for Fund shares sold	752,826	12,813,346
Dividends and interest receivable	278,293	307,763

TOTAL ASSETS	343,751,358	1,070,518,607

LIABILITIES
Payable for Fund shares redeemed	1,089,563	3,050,530
Management fees payable (Note 6)	254,751	682,298
Deferred Trustees’ fees (Note 6)	153,610	71,122
Administrative fees payable (Note 6)	12,023	36,218
Payable to distributor (Note 6d)	3,403	11,496
Other accounts payable and accrued expenses	65,223	85,994

TOTAL LIABILITIES	1,578,573	3,937,658

NET ASSETS	$342,172,785	$1,066,580,949

NET ASSETS CONSIST OF:
Paid-in capital	$247,568,055	$900,285,194
Undistributed net investment income	925,010	2,160,212
Accumulated net realized gain on investments	14,212,323	24,992,584
Net unrealized appreciation on investments	79,467,397	139,142,959

NET ASSETS	$342,172,785	$1,066,580,949

See accompanying notes to financial statements.

35  |

Statements of Assets and Liabilities (continued)

June 30, 2015 (Unaudited)

	Vaughan Nelson Small Cap Value Fund	Vaughan Nelson Value Opportunity Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$126,628,680	$92,147,297

Shares of beneficial interest	5,750,786	4,050,776

Net asset value and redemption price per share	$22.02	$22.75

Offering price per share (100/94.25 of net asset value) (Note 1)	$23.36	$24.14

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$298,334	$—

Shares of beneficial interest	18,350	—

Net asset value and offering price per share	$16.26	$—

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$25,876,544	$57,710,122

Shares of beneficial interest	1,593,600	2,644,207

Net asset value and offering price per share	$16.24	$21.83

Class N shares:
Net assets	$—	$54,568,613

Shares of beneficial interest	—	2,371,510

Net asset value, offering and redemption price per share	$—	$23.01

Class Y shares:
Net assets	$189,369,227	$862,154,917

Shares of beneficial interest	8,391,163	37,451,515

Net asset value, offering and redemption price per share	$22.57	$23.02

See accompanying notes to financial statements.

|  36

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	CGM Advisor Targeted Equity Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund
INVESTMENT INCOME
Dividends	$3,360,231	$2,753,061	$23,196,647
Interest	712	940	2,954
Less net foreign taxes withheld	(49,560)	(41,254)	(2,172,500)

	3,311,383	2,712,747	21,027,101

Expenses
Management fees (Note 6)	1,811,110	996,256	4,778,112
Service and distribution fees (Note 6)	701,688	603,502	2,764,733
Administrative fees (Note 6)	106,884	61,778	238,355
Trustees’ fees and expenses (Note 6)	15,220	11,906	15,351
Transfer agent fees and expenses (Note 6)	214,969	135,409	523,331
Audit and tax services fees	22,446	19,722	20,343
Custodian fees and expenses	9,720	8,489	160,461
Legal fees	2,380	1,354	5,043
Registration fees	33,372	37,413	53,705
Shareholder reporting expenses	21,599	13,202	38,618
Miscellaneous expenses	9,735	7,799	19,822

Total expenses	2,949,123	1,896,830	8,617,874

Net investment income	362,260	815,917	12,409,227

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(2,921,263)	7,765,653	12,830,191
Foreign currency transactions	—	1,737	3,701,871
Net change in unrealized appreciation (depreciation) on:
Investments	15,257,556	(10,021,387)	16,553,553
Foreign currency translations	—	—	(4,923,726)

Net realized and unrealized gain (loss) on investments and foreign currency transactions	12,336,293	(2,253,997)	28,161,889

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,698,553	$(1,438,080)	$40,571,116

See accompanying notes to financial statements.

37  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2015 (Unaudited)

	Vaughan Nelson Small Cap Value Fund		Vaughan Nelson Value Opportunity Fund
INVESTMENT INCOME
Dividends	$3,278,813	(a)	$6,898,431 (a)
Interest	811		1,374
Less net foreign taxes withheld	—		(10,848)

	3,279,624		6,888,957

Expenses
Management fees (Note 6)	1,499,453		3,580,354
Service and distribution fees (Note 6)	291,039		314,362
Administrative fees (Note 6)	70,670		189,808
Trustees’ fees and expenses (Note 6)	11,128		13,923
Transfer agent fees and expenses (Note 6 and 7)	175,103		386,037
Audit and tax services fees	19,736		20,151
Custodian fees and expenses	10,064		16,555
Legal fees	1,556		3,978
Registration fees	34,877		85,204
Shareholder reporting expenses	15,048		29,794
Miscellaneous expenses	7,902		13,176

Total expenses	2,136,576		4,653,342
Less waiver and/or expense reimbursement (Note 6)	—		(170)

Net expenses	2,136,576		4,653,172

Net investment income	1,143,048		2,235,785

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	15,150,473		25,632,225
Net change in unrealized appreciation (depreciation) on:
Investments	10,142,368		32,302,378

Net realized and unrealized gain on investments	25,292,841		57,934,603

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,435,889		$60,170,388

(a)	Includes non-recurring dividends of $1,495,750 and $1,989,000 for Vaughan Nelson Small Cap Value Fund and Vaughan Nelson Value Opportunity Fund, respectively.

See accompanying notes to financial statements.

|  38

Statements of Changes in Net Assets

	CGM Advisor Targeted Equity Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income (loss)	$362,260	$(1,340,175)
Net realized gain (loss) on investments	(2,921,263)	65,609,954
Net change in unrealized appreciation (depreciation) on investments	15,257,556	(21,344,530)

Net increase in net assets resulting from operations	12,698,553	42,925,249

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized capital gains
Class A	(6,029,383)	(63,610,439)
Class B	(9,969)	(177,582)
Class C	(477,706)	(5,241,159)
Class Y	(416,755)	(5,034,635)

Total distributions	(6,933,813)	(74,063,815)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(29,643,724)	(24,383,469)

Net decrease in net assets	(23,878,984)	(55,522,035)
NET ASSETS
Beginning of the period	526,298,647	581,820,682

End of the period	$502,419,663	$526,298,647

ACCUMULATED NET INVESTMENT LOSS	$(512,777)	$(875,037)

See accompanying notes to financial statements.

39  |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$815,917	$781,395
Net realized gain on investments and foreign currency transactions	7,767,390	33,607,229
Net change in unrealized appreciation (depreciation) on investments	(10,021,387)	(12,934,590)

Net increase (decrease) in net assets resulting from operations	(1,438,080)	21,454,034

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(18,674)	(582,642)
Class B	(41)	—
Class C	(7,521)	(61,330)
Class Y	(1,721)	(130,544)
Net realized capital gains
Class A	(572,561)	(25,448,063)
Class B	(1,266)	(115,777)
Class C	(230,780)	(7,987,538)
Class Y	(52,804)	(3,299,099)

Total distributions	(885,368)	(37,624,993)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	7,843,864	132,132,840

Net increase in net assets	5,520,416	115,961,881
NET ASSETS
Beginning of the period	285,364,261	169,402,380

End of the period	$290,884,677	$285,364,261

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$297,251	$(490,709)

See accompanying notes to financial statements.

|  40

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$12,409,227	$9,824,395
Net realized gain on investments and foreign currency transactions	16,532,062	21,894,715
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	11,629,827	(99,645,940)

Net increase (decrease) in net assets resulting from operations	40,571,116	(67,926,830)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(1,961,299)	(12,092,911)
Class C	(919,713)	(4,207,529)
Net realized capital gains
Class A	(2,681,646)	(10,563,438)
Class C	(1,257,503)	(5,813,413)

Total distributions	(6,820,161)	(32,677,291)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	296,651,321	493,477,560

Net increase in net assets	330,402,276	392,873,439
NET ASSETS
Beginning of the period	944,701,739	551,828,300

End of the period	$1,275,104,015	$944,701,739

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$7,926,630	$(1,601,585)

See accompanying notes to financial statements.

41  |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income (loss)	$1,143,048	$(718,673)
Net realized gain on investments	15,150,473	48,304,361
Net change in unrealized appreciation (depreciation) on investments	10,142,368	(19,409,424)

Net increase in net assets resulting from operations	26,435,889	28,176,264

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized capital gains
Class A	(1,806,485)	(20,240,252)
Class B	(10,684)	(221,933)
Class C	(515,720)	(5,709,846)
Class Y	(2,580,319)	(26,912,401)

Total distributions	(4,913,208)	(53,084,432)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(9,715,744)	4,930,798

Net increase (decrease) in net assets	11,806,937	(19,977,370)
NET ASSETS
Beginning of the period	330,365,848	350,343,218

End of the period	$342,172,785	$330,365,848

UNDISTRIBUTED NET INVESTMENT INCOME/ACCUMULATED NET INVESTMENT LOSS	$925,010	$(218,038)

See accompanying notes to financial statements.

|  42

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Value Opportunity Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income (loss)	$2,235,785	$(1,154,548)
Net realized gain on investments	25,632,225	54,468,033
Net change in unrealized appreciation (depreciation) on investments	32,302,378	16,777,310

Net increase in net assets resulting from operations	60,170,388	70,090,795

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized capital gains
Class A	(451,459)	(5,399,669)
Class C	(258,314)	(2,482,970)
Class N	(303,911)	(785,557)
Class Y	(4,243,658)	(44,268,540)

Total distributions	(5,257,342)	(52,936,736)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	234,442,283	310,528,319

Net increase in net assets	289,355,329	327,682,378
NET ASSETS
Beginning of the period	777,225,620	449,543,242

End of the period	$1,066,580,949	$777,225,620

UNDISTRIBUTED NET INVESTMENT INCOME/ACCUMULATED NET INVESTMENT LOSS	$2,160,212	$(75,573)

See accompanying notes to financial statements.

43  |

Financial Highlights

For a share outstanding throughout each period.

	CGM Advisor Targeted Equity Fund—Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$10.73		$11.46	$10.23		$9.36		$11.12	$9.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.01		(0.02)	(0.02)		0.08	(b)	0.05	0.05	(c)
Net realized and unrealized gain (loss)	0.27		0.91	2.94		1.36		(1.76)	1.58

Total from Investment Operations	0.28		0.89	2.92		1.44		(1.71)	1.63

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.00	)(d)	(0.09)		(0.05)	(0.05)
Net realized capital gains	(0.15)		(1.62)	(1.69)		(0.48)		—	—

Total Distributions	(0.15)		(1.62)	(1.69)		(0.57)		(0.05)	(0.05)

Net asset value, end of the period	$10.86		$10.73	$11.46		$10.23		$9.36	$11.12

Total return(e)	2.58	%(f)	8.27%	29.01%		15.44	%(b)	(15.36)%	17.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$443,838		$458,975	$493,102		$438,288		$503,330	$753,518
Net expenses	1.14	%(g)	1.15%	1.17%		1.18%		1.13%	1.16%
Gross expenses	1.14	%(g)	1.15%	1.17%		1.18%		1.13%	1.16%
Net investment income (loss)	0.17	%(g)	(0.21)%	(0.17)%		0.78	%(b)	0.45%	0.52	%(c)
Portfolio turnover rate	74%		229%	205%		192%		236%	146%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been 14.81% and the ratio of net investment income to average net assets would have been 0.21%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.02 and the ratio of net investment income to average net assets would have been 0.23%.
(d)	Amount rounds to less than $0.01 per share.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	CGM Advisor Targeted Equity Fund—Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$9.05		$9.98	$9.15		$8.41		$10.01	$8.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02)		(0.10)	(0.10)		(0.00	)(b)(c)	(0.03)	(0.02	)(d)
Net realized and unrealized gain (loss)	0.22		0.79	2.62		1.22		(1.57)	1.42

Total from Investment Operations	0.20		0.69	2.52		1.22		(1.60)	1.40

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.00	)(b)	(0.00	)(b)	—	(0.00	)(b)
Net realized capital gains	(0.15)		(1.62)	(1.69)		(0.48)		—	—

Total Distributions	(0.15)		(1.62)	(1.69)		(0.48)		—	(0.00)

Net asset value, end of the period	$9.10		$9.05	$9.98		$9.15		$8.41	$10.01

Total return(e)	2.18	%(f)	7.47%	28.06%		14.54	%(c)	(15.98)%	16.26%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$293		$932	$2,205		$3,447		$5,296	$9,934
Net expenses	1.89	%(g)	1.89%	1.91%		1.93%		1.88%	1.91%
Gross expenses	1.89	%(g)	1.89%	1.91%		1.93%		1.88%	1.91%
Net investment loss	(0.54	)%(g)	(0.98)%	(0.94)%		(0.05	)%(c)	(0.32)%	(0.28	)%(d)
Portfolio turnover rate	74%		229%	205%		192%		236%	146%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05), total return would have been 13.83% and the ratio of net investment loss to average net assets would have been (0.56)%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05) and the ratio of net investment loss to average net assets would have been (0.53)%.
(e)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	CGM Advisor Targeted Equity Fund—Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$8.97		$9.91	$9.09		$8.37		$9.96	$8.57

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.09)	(0.10)		(0.00	)(b)(c)	(0.03)	(0.02	)(d)
Net realized and unrealized gain (loss)	0.23		0.77	2.61		1.20		(1.56)	1.41

Total from Investment Operations	0.20		0.68	2.51		1.20		(1.59)	1.39

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.00	)(b)	(0.00	)(b)	—	(0.00	)(b)
Net realized capital gains	(0.15)		(1.62)	(1.69)		(0.48)		—	—

Total Distributions	(0.15)		(1.62)	(1.69)		(0.48)		—	(0.00)

Net asset value, end of the period	$9.02		$8.97	$9.91		$9.09		$8.37	$9.96

Total return(e)	2.20	%(f)	7.43%	28.13%		14.45	%(c)	(15.96)%	16.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$27,595		$31,462	$36,417		$35,225		$47,416	$81,291
Net expenses	1.89	%(g)	1.90%	1.91%		1.93%		1.88%	1.91%
Gross expenses	1.89	%(g)	1.90%	1.91%		1.93%		1.88%	1.91%
Net investment loss	(0.57	)%(g)	(0.96)%	(0.92)%		(0.02	)%(c)	(0.32)%	(0.23	)%(d)
Portfolio turnover rate	74%		229%	205%		192%		236%	146%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.05), total return would have been 13.86% and the ratio of net investment loss to average net assets would have been (0.55)%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05) and the ratio of net investment loss to average net assets would have been (0.52)%.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	CGM Advisor Targeted Equity Fund—Class Y
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$11.16		$11.83	$10.49		$9.59		$11.40	$9.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.00 (b)	0.01		0.11	(c)	0.07	0.07	(d)
Net realized and unrealized gain (loss)	0.29		0.95	3.02		1.39		(1.80)	1.63

Total from Investment Operations	0.31		0.95	3.03		1.50		(1.73)	1.70

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.00	)(b)	(0.12)		(0.08)	(0.08)
Net realized capital gains	(0.15)		(1.62)	(1.69)		(0.48)		—	—

Total Distributions	(0.15)		(1.62)	(1.69)		(0.60)		(0.08)	(0.08)

Net asset value, end of the period	$11.32		$11.16	$11.83		$10.49		$9.59	$11.40

Total return	2.75	%(e)	8.52%	29.34%		15.69	%(c)	(15.16)%	17.39%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$30,694		$34,930	$50,096		$49,884		$57,003	$137,631
Net expenses	0.89	%(f)	0.89%	0.91%		0.93%		0.87%	0.91%
Gross expenses	0.89	%(f)	0.89%	0.91%		0.93%		0.87%	0.91%
Net investment income	0.43	%(f)	0.04%	0.08%		1.02	%(c)	0.62%	0.69	%(d)
Portfolio turnover rate	74%		229%	205%		192%		236%	146%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.05, total return would have been 14.96% and the ratio of net investment income to average net assets would have been 0.47%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05 and the ratio of net investment income to average net assets would have been 0.48%.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$20.43		$21.40		$16.09		$13.86		$14.17		$12.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.10		0.06		0.12		0.08		0.05
Net realized and unrealized gain (loss)	(0.16)		2.11		6.03		2.24		(0.30)		1.60

Total from Investment Operations	(0.09)		2.21		6.09		2.36		(0.22)		1.65

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.07)		(0.07)		(0.13)		(0.09)		(0.06)
Net realized capital gains	(0.06)		(3.11)		(0.71)		—		—		—

Total Distributions	(0.06)		(3.18)		(0.78)		(0.13)		(0.09)		(0.06)

Net asset value, end of the period	$20.28		$20.43		$21.40		$16.09		$13.86		$14.17

Total return(c)	(0.44	)%(d)	10.43%		37.82%		17.03	%(e)	(1.56)%		13.08	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$196,753		$195,061		$145,270		$113,870		$107,978		$118,938
Net expenses	1.14	%(f)	1.22%		1.30	%(g)	1.30	%(h)	1.30	%(i)	1.30	%(h)
Gross expenses	1.14	%(f)	1.22%		1.30	%(g)	1.33%		1.30	%(i)	1.39%
Net investment income	0.72	%(f)	0.44%		0.33%		0.77%		0.57%		0.36%
Portfolio turnover rate	8%		64	%(j)	29%		25%		36%		32%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$18.31		$19.57		$14.83		$12.76		$13.07		$11.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)		(0.06)		(0.07)		(0.01)		(0.03)		(0.05)
Net realized and unrealized gain (loss)	(0.13)		1.91		5.52		2.08		(0.28)		1.48

Total from Investment Operations	(0.14)		1.85		5.45		2.07		(0.31)		1.43

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	—		—		—		(0.00	)(b)	(0.01)
Net realized capital gains	(0.06)		(3.11)		(0.71)		—		—		—

Total Distributions	(0.06)		(3.11)		(0.71)		—		(0.00)		(0.01)

Net asset value, end of the period	$18.11		$18.31		$19.57		$14.83		$12.76		$13.07

Total return(c)	(0.77	)%(d)	9.56%		36.75%		16.22	%(e)	(2.34)%		12.31	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$200		$669		$1,532		$2,145		$3,341		$5,614
Net expenses	1.88	%(f)	1.97%		2.05	%(g)	2.05	%(h)	2.05	%(i)	2.05	%(h)
Gross expenses	1.88	%(f)	1.97%		2.05	%(g)	2.08%		2.05	%(i)	2.13%
Net investment loss	(0.09	)%(f)	(0.31)%		(0.43)%		(0.04)%		(0.21)%		(0.40)%
Portfolio turnover rate	8%		64	%(j)	29%		25%		36%		32%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$18.19		$19.48		$14.75		$12.72		$13.02		$11.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	(0.06)		(0.07)		0.00	(b)	(0.03)		(0.05)
Net realized and unrealized gain (loss)	(0.14)		1.90		5.51		2.05		(0.27)		1.47

Total from Investment Operations	(0.14)		1.84		5.44		2.05		(0.30)		1.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.02)		—		(0.02)		(0.00	)(b)	(0.01)
Net realized capital gains	(0.06)		(3.11)		(0.71)		—		—		—

Total Distributions	(0.06)		(3.13)		(0.71)		(0.02)		(0.00)		(0.01)

Net asset value, end of the period	$17.99		$18.19		$19.48		$14.75		$12.72		$13.02

Total return(c)	(0.77	)%(d)	9.55%		36.88%		16.13	%(e)	(2.28)%		12.26	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$74,743		$62,941		$8,425		$6,016		$5,667		$7,399
Net expenses	1.89	%(f)	1.97%		2.05	%(g)	2.05	%(h)	2.05	%(i)	2.05	%(h)
Gross expenses	1.89	%(f)	1.97%		2.05	%(g)	2.08%		2.05	%(i)	2.14%
Net investment income (loss)	(0.01	)%(f)	(0.30)%		(0.42)%		0.02%		(0.19)%		(0.39)%
Portfolio turnover rate	8%		64	%(j)	29%		25%		36%		32%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$21.28		$22.16		$16.63		$14.32		$14.65		$12.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.15		0.11		0.17		0.12		0.08
Net realized and unrealized gain (loss)	(0.17)		2.20		6.24		2.31		(0.33)		1.67

Total from Investment Operations	(0.07)		2.35		6.35		2.48		(0.21)		1.75

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.12)		(0.11)		(0.17)		(0.12)		(0.09)
Net realized capital gains	(0.06)		(3.11)		(0.71)		—		—		—

Total Distributions	(0.06)		(3.23)		(0.82)		(0.17)		(0.12)		(0.09)

Net asset value, end of the period	$21.15		$21.28		$22.16		$16.63		$14.32		$14.65

Total return	(0.33	)%(c)	10.70%		38.21%		17.33	%(d)	(1.40)%		13.47	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$19,188		$26,694		$14,176		$12,100		$7,567		$9,586
Net expenses	0.89	%(e)	0.97%		1.05	%(f)	1.05	%(g)	1.05	%(h)	1.05	%(g)
Gross expenses	0.89	%(e)	0.97%		1.05	%(f)	1.09%		1.05	%(h)	1.14%
Net investment income	0.94	%(e)	0.67%		0.54%		1.04%		0.80%		0.61%
Portfolio turnover rate	8%		64	%(i)	29%		25%		36%		32%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Includes fee/expense recovery of 0.01%.
(i)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to a change in the portfolio management team.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010*
Net asset value, beginning of the period	$12.44		$13.74	$10.94		$8.68		$10.16		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.18	0.07		0.14		0.09	(b)	0.00	(c)
Net realized and unrealized gain (loss)	0.47		(1.01)	2.99		2.35		(1.57)		0.16

Total from Investment Operations	0.63		(0.83)	3.06		2.49		(1.48)		0.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.25)	(0.08)		(0.23)		(0.00	)(c)	(0.00	)(c)
Net realized capital gains	(0.04)		(0.22)	(0.18)		—		(0.00	)(c)	—

Total Distributions	(0.07)		(0.47)	(0.26)		(0.23)		(0.00)		(0.00)

Net asset value, end of the period	$13.00		$12.44	$13.74		$10.94		$8.68		$10.16

Total return(d)	5.10	%(e)	(6.05)%	28.13%		28.78	%(f)	(14.55	)%(b)(f)	1.62	%(e)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$881,261		$617,383	$314,579		$35,555		$33,852		$5,487
Net expenses	1.29	%(g)	1.31%	1.44	%(h)	1.45	%(i)	1.45	%(i)	1.45	%(g)(i)
Gross expenses	1.29	%(g)	1.31%	1.44	%(h)	1.64%		1.87%		22.77	%(g)
Net investment income	2.50	%(g)	1.34%	0.52%		1.50%		0.93	%(b)	0.23	%(g)
Portfolio turnover rate	14%		31%	20%		53%		48%		0	%(j)

*	From commencement of operations on December 15, 2010 through December 31, 2010.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.08, total return would have been (14.65)% and the ratio of net investment income to average net assets would have been 0.81%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.05%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Amount rounds to less than 1%.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010*
Net asset value, beginning of the period	$12.25		$13.53	$10.82		$8.61		$10.15		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.10		0.08	(0.02)		0.06		0.02	(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	0.47		(0.98)	2.94		2.34		(1.56)		0.15

Total from Investment Operations	0.57		(0.90)	2.92		2.40		(1.54)		0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.16)	(0.03)		(0.19)		(0.00	)(c)	(0.00	)(c)
Net realized capital gains	(0.04)		(0.22)	(0.18)		—		(0.00	)(c)	—

Total Distributions	(0.07)		(0.38)	(0.21)		(0.19)		(0.00)		(0.00)

Net asset value, end of the period	$12.75		$12.25	$13.53		$10.82		$8.61		$10.15

Total return(d)	4.69	%(e)	(6.67)%	27.13%		27.93	%(f)	(15.17	)%(b)(f)	1.52	%(e)(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$393,843		$327,319	$237,250		$34,142		$13,501		$700
Net expenses	2.04	%(g)	2.05%	2.19	%(h)	2.20	%(i)	2.20	%(i)	2.20	%(g)(i)
Gross expenses	2.04	%(g)	2.05%	2.19	%(h)	2.39%		2.59%		25.08	%(g)
Net investment income (loss)	1.60	%(g)	0.61%	(0.14)%		0.59%		0.20	%(b)	(0.08	)%(g)
Portfolio turnover rate	14%		31%	20%		53%		48%		0	%(j)

*	From commencement of operations on December 15, 2010 through December 31, 2010.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been (15.27)% and the ratio of net investment income to average net assets would have been 0.08%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.04%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Amount rounds to less than 1%.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$20.65		$22.34	$18.97		$17.74		$22.69	$22.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.07	(b)	(0.06)	0.07	(c)	0.13	(d)	0.10	(0.01)
Net realized and unrealized gain (loss)	1.43		1.95	7.14		2.50		(0.83)	5.27

Total from Investment Operations	1.50		1.89	7.21		2.63		(0.73)	5.26

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.06)		(0.14)		(0.09)	—
Net realized capital gains	(0.13)		(3.58)	(3.78)		(1.26)		(4.13)	(4.90)

Total Distributions	(0.13)		(3.58)	(3.84)		(1.40)		(4.22)	(4.90)

Increase from class action/regulatory settlements	—		—	—		—		—	0.02

Net asset value, end of the period	$22.02		$20.65	$22.34		$18.97		$17.74	$22.69

Total return(e)	8.16	%(b)(f)	8.79%	39.01	%(c)	14.93	%(d)	(3.77)%	23.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$126,629		$125,201	$152,792		$160,400		$228,445	$267,192
Net expenses	1.36	%(g)	1.37%	1.39	%(h)	1.39%		1.36%	1.41%
Gross expenses	1.36	%(g)	1.37%	1.39	%(h)	1.39%		1.36%	1.41%
Net investment income (loss)	0.62	%(b)(g)	(0.27)%	0.33	%(c)	0.67	%(d)	0.44%	(0.03)%
Portfolio turnover rate	15%		58%	58%		73%		88%	80%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.03), total return would have been 7.67% and the ratio of net investment loss to average net assets would have been (0.29)%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 38.63% and the ratio of net investment income to average net assets would have been 0.02%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been 14.42% and the ratio of net investment income to average net assets would have been 0.22%.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$15.37		$17.63	$15.65		$14.84		$19.73	$20.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.00	)(b)(c)	(0.19)	(0.07	)(d)	(0.02	)(e)	(0.07)	(0.17)
Net realized and unrealized gain (loss)	1.02		1.51	5.84		2.09		(0.69)	4.72

Total from Investment Operations	1.02		1.32	5.77		2.07		(0.76)	4.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.01)		—		0.00 (b)	—
Net realized capital gains	(0.13)		(3.58)	(3.78)		(1.26)		(4.13)	(4.90)

Total Distributions	(0.13)		(3.58)	(3.79)		(1.26)		(4.13)	(4.90)

Increase from class action/regulatory settlements	—		—	—		—		—	0.02

Net asset value, end of the period	$16.26		$15.37	$17.63		$15.65		$14.84	$19.73

Total return(f)	7.83	%(c)(g)	7.87%	38.03	%(d)	14.12	%(e)	(4.51)%	22.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$298		$967	$2,239		$3,106		$4,657	$7,996
Net expenses	2.10	%(h)	2.12%	2.14	%(i)	2.14%		2.11%	2.16%
Gross expenses	2.10	%(h)	2.12%	2.14	%(i)	2.14%		2.11%	2.16%
Net investment loss	(0.03	)%(c)(h)	(1.08)%	(0.40	)%(d)	(0.14	)%(e)	(0.38)%	(0.78)%
Portfolio turnover rate	15%		58%	58%		73%		88%	80%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.09), total return would have been 7.38% and the ratio of net investment loss to average net assets would have been (1.20)%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.14), total return would have been 37.63% and the ratio of net investment income loss to average net assets would have been (0.77)%.
(e)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.09), total return would have been 13.64% and the ratio of net investment income loss to average net assets would have been (0.56)%.
(f)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(g)	Periods less than one year are not annualized.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$15.36		$17.61	$15.64		$14.85		$19.74	$20.07

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01	)(b)	(0.18)	(0.07	)(c)	(0.01	)(d)	(0.06)	(0.16)
Net realized and unrealized gain (loss)	1.02		1.51	5.83		2.08		(0.70)	4.71

Total from Investment Operations	1.01		1.33	5.76		2.07		(0.76)	4.55

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.01)		(0.02)		—	—
Net realized capital gains	(0.13)		(3.58)	(3.78)		(1.26)		(4.13)	(4.90)

Total Distributions	(0.13)		(3.58)	(3.79)		(1.28)		(4.13)	(4.90)

Increase from class action/regulatory settlements	—		—	—		—		—	0.02

Net asset value, end of the period	$16.24		$15.36	$17.61		$15.64		$14.85	$19.74

Total return(e)	7.78	%(b)(f)	7.94%	37.99	%(c)	14.08	%(d)	(4.51)%	22.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,877		$27,292	$31,476		$26,980		$30,284	$38,855
Net expenses	2.11	%(g)	2.12%	2.14	%(h)	2.14%		2.11%	2.16%
Gross expenses	2.11	%(g)	2.12%	2.14	%(h)	2.14%		2.11%	2.16%
Net investment loss	(0.14	)%(b)(g)	(1.02)%	(0.40	)%(c)	(0.07	)%(d)	(0.33)%	(0.76)%
Portfolio turnover rate	15%		58%	58%		73%		88%	80%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08), total return would have been 7.32% and the ratio of net investment loss to average net assets would have been (1.05)%.
(c)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been 37.59% and the ratio of net investment income loss to average net assets would have been (0.73)%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 13.52% and the ratio of net investment income loss to average net assets would have been (0.51)%.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$21.13		$22.73		$19.24		$17.99		$22.96	$22.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09	(b)	(0.00	)(c)	0.13	(d)	0.18	(e)	0.15	0.06
Net realized and unrealized gain (loss)	1.48		1.98		7.26		2.53		(0.84)	5.31

Total from Investment Operations	1.57		1.98		7.39		2.71		(0.69)	5.37

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.12)		(0.20)		(0.15)	–
Net realized capital gains	(0.13)		(3.58)		(3.78)		(1.26)		(4.13)	(4.90)

Total Distributions	(0.13)		(3.58)		(3.90)		(1.46)		(4.28)	(4.90)

Increase from class action/regulatory settlements	—		—		—		—		—	0.02

Net asset value, end of the period	$22.57		$21.13		$22.73		$19.24		$17.99	$22.96

Total return	8.31	%(b)(f)	9.04%		39.43	%(d)	15.18	%(e)	(3.54)%	24.00%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$189,369		$176,905		$163,836		$132,970		$130,115	$217,305
Net expenses	1.11	%(g)	1.12%		1.14	%(h)	1.14%		1.10%	1.16%
Gross expenses	1.11	%(g)	1.12%		1.14	%(h)	1.14%		1.10%	1.16%
Net investment income (loss)	0.86	%(b)(g)	(0.01)%		0.59	%(d)	0.95	%(e)	0.65%	0.24%
Portfolio turnover rate	15%		58%		58%		73%		88%	80%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.00), total return would have been 7.83% and the ratio of net investment loss to average net assets would have been (0.03)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.06, total return would have been 39.06% and the ratio of net investment income to average net assets would have been 0.27%.
(e)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10, total return would have been 14.73% and the ratio of net investment income to average net assets would have been 0.50%.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$21.29		$20.63	$15.49	$13.83		$14.75		$12.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	(b)	(0.08)	(0.03)	0.15	(c)	(0.01)		0.08	(d)
Net realized and unrealized gain (loss)	1.55		2.31	6.36	2.05		(0.39)		2.36

Total from Investment Operations	1.59		2.23	6.33	2.20		(0.40)		2.44

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.14)		—		(0.07)
Net realized capital gains	(0.13)		(1.57)	(1.19)	(0.40)		(0.52)		(0.02)
Paid-in capital	—		—	—	—		—		(0.06)

Total Distributions	(0.13)		(1.57)	(1.19)	(0.54)		(0.52)		(0.15)

Net asset value, end of the period	$22.75		$21.29	$20.63	$15.49		$13.83		$14.75

Total return(e)	7.47	%(b)(f)	10.92%	41.22%	15.93	%(c)	(2.71)%		19.64	%(g)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$92,147		$73,237	$67,716	$28,381		$21,308		$11,268
Net expenses	1.22	%(h)	1.25%	1.27%	1.31%		1.40	%(i)	1.40	%(j)
Gross expenses	1.22	%(h)	1.25%	1.27%	1.31%		1.40	%(i)	1.69%
Net investment income (loss)	0.34	%(b)(h)	(0.37)%	(0.13)%	0.97	%(c)	(0.07)%		0.62	%(d)
Portfolio turnover rate	11%		58%	39%	65%		75%		143%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 7.19% and the ratio of net investment loss to average net assets would have been (0.14)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, total return would have been 15.06% and the ratio of net investment income to average net assets would have been 0.16%.
(d)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.01 and the ratio of net investment income to average net assets would have been 0.07%.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$20.51		$20.07	$15.21	$13.60		$14.63		$12.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05	)(b)	(0.23)	(0.17)	0.04	(c)	(0.12)		(0.03	)(d)
Net realized and unrealized gain (loss)	1.50		2.24	6.22	2.01		(0.39)		2.36

Total from Investment Operations	1.45		2.01	6.05	2.05		(0.51)		2.33

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	—	(0.04)		—		(0.04)
Net realized capital gains	(0.13)		(1.57)	(1.19)	(0.40)		(0.52)		(0.02)
Paid-in capital	—		—	—	—		—		(0.03)

Total Distributions	(0.13)		(1.57)	(1.19)	(0.44)		(0.52)		(0.09)

Net asset value, end of the period	$21.83		$20.51	$20.07	$15.21		$13.60		$14.63

Total return(e)	7.08	%(b)(f)	10.12%	40.13%	15.10	%(c)	(3.48)%		18.85	%(g)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$57,710		$35,894	$21,005	$3,090		$1,822		$824
Net expenses	1.97	%(h)	2.00%	2.02%	2.06%		2.15	%(i)	2.15	%(j)
Gross expenses	1.97	%(h)	2.00%	2.02%	2.06%		2.15	%(i)	2.46%
Net investment income (loss)	(0.43	)%(b)(h)	(1.10)%	(0.89)%	0.24	%(c)	(0.83)%		(0.23	)%(d)
Portfolio turnover rate	11%		58%	39%	65%		75%		143%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.09), total return would have been 6.78% and the ratio of net investment loss to average net assets would have been (0.87)%.
(c)	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.08), total return would have been 14.21% and the ratio of net investment loss to average net assets would have been (0.57)%.
(d)	Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.09) and the ratio of net investment loss to average net assets would have been (0.74)%.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes fee/expense recovery of 0.01%.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class N
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Period Ended December 31, 2013*
Net asset value, beginning of the period	$21.50		$20.76		$17.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	(b)	(0.00	)(c)	(0.04)
Net realized and unrealized gain (loss)	1.56		2.31		4.35

Total from Investment Operations	1.64		2.31		4.31

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		(0.02)
Net realized capital gains	(0.13)		(1.57)		(1.06)

Total Distributions	(0.13)		(1.57)		(1.08)

Net asset value, end of the period	$23.01		$21.50		$20.76

Total return	7.64	%(b)(d)	11.24%		24.70	%(d)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$54,569		$12,024		$1
Net expenses	0.89	%(f)	0.91	%(g)	1.03	%(f)(h)
Gross expenses	0.89	%(f)	0.91	%(g)	2.07	%(f)
Net investment income (loss)	0.69	%(b)(f)	(0.00	)%(i)	(0.33	)%(f)
Portfolio turnover rate	11%		58%		39%

*	From commencement of operations on May 1, 2013 through December 31, 2013.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04, total return would have been 7.40% and the ratio of net investment income to average net assets would have been 0.34%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of less than 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Value Opportunity Fund—Class Y
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$21.52		$20.78	$15.57	$13.89		$14.80		$12.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	(b)	(0.02)	0.02	0.18	(c)	0.03		0.12	(d)
Net realized and unrealized gain (loss)	1.57		2.33	6.39	2.08		(0.41)		2.37

Total from Investment Operations	1.63		2.31	6.41	2.26		(0.38)		2.49

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.01)	(0.18)		(0.01)		(0.09)
Net realized capital gains	(0.13)		(1.57)	(1.19)	(0.40)		(0.52)		(0.02)
Paid-in capital	—		—	—	—		—		(0.07)

Total Distributions	(0.13)		(1.57)	(1.20)	(0.58)		(0.53)		(0.18)

Net asset value, end of the period	$23.02		$21.52	$20.78	$15.57		$13.89		$14.80

Total return	7.58	%(b)(e)	11.23%	41.52%	16.28	%(c)	(2.53)%		19.96	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$862,155		$656,071	$360,820	$163,589		$109,419		$40,715
Net expenses	0.97	%(g)	1.00%	1.02%	1.06%		1.15	%(h)	1.15	%(i)
Gross expenses	0.97	%(g)	1.00%	1.02%	1.06%		1.15	%(h)	1.43%
Net investment income (loss)	0.56	%(b)(g)	(0.10)%	0.12%	1.22	%(c)	0.23%		0.92	%(d)
Portfolio turnover rate	11%		58%	39%	65%		75%		143%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 7.35% and the ratio of net investment income to average net assets would have been 0.11%.
(c)	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.06, total return would have been 15.41% and the ratio of net investment income to average net assets would have been 0.42%.
(d)	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.04 and the ratio of net investment income to average net assets would have been 0.34%.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.01%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

61  |

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

CGM Advisor Targeted Equity Fund (the “Targeted Equity Fund”)

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Natixis Oakmark Fund

Vaughan Nelson Value Opportunity Fund (the “Value Opportunity Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A and Class C shares. Targeted Equity Fund, Small Cap Value Fund, Natixis Oakmark Fund and Value Opportunity Fund also offer Class Y shares. In addition, Value Opportunity Fund offers Class N shares. Effective October 12, 2007, Class B shares of Targeted Equity Fund, Natixis Oakmark Fund and Small Cap Value Fund are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Effective July 31, 2009, the Small Cap Value Fund was closed to new investors. The Fund continues to offer Class A, Class C and Class Y shares to existing investors. The Fund, in its sole discretion, may permit an investor in another Vaughan Nelson-managed fund or product that follows the same investment strategy as the Fund to transfer assets from that fund or product into the Fund.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered exclusively through intermediaries primarily intended for employer-sponsored

|  62

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

retirement plans. Class Y shares are intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and, for Value Opportunity Fund Class A, Class C and Class Y, collectively, and Class N individually, transfer agent fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities)

63  |

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2015, approximately 1% and 92% of the market value of Natixis Oakmark Fund and Natixis Oakmark International Fund’s investments, respectively, were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an

|  64

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency

65  |

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.   Federal and Foreign Income Taxes.   Each Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2015 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax

|  66

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

f.   Dividends and Distributions to Shareholders.   Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses, return of capital and capital gain distributions received, foreign currency gains and losses and deferred Trustees’ fees. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, forward foreign currency contracts mark-to-market and return of capital distributions received. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2014 was as follows:

	2014 Distributions Paid From:
Fund	Ordinary Income	Long-Term Capital Gains	Total
Targeted Equity Fund	$44,618,075	$29,445,740	$74,063,815
Natixis Oakmark Fund	5,775,346	31,849,647	37,624,993
Natixis Oakmark International Fund	19,465,727	13,211,564	32,677,291
Small Cap Value Fund	3,773,025	49,311,407	53,084,432
Value Opportunity Fund	7,850,454	45,086,282	52,936,736

Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

g.   Repurchase Agreements.   Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of

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the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2015, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2015, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data

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(which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2015, at value:

Targeted Equity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$493,831,600	$—	$—	$493,831,600
Short-Term Investments	—	8,105,000	—	8,105,000

Total	$493,831,600	$8,105,000	$—	$501,936,600

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2015, there were no transfers among Levels 1, 2 and 3.

Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Metals & Mining	$—	$2,968,350	$—	$2,968,350
All Other Common Stocks(a)	272,999,426	—	—	272,999,426

Total Common Stocks	272,999,426	2,968,350	—	275,967,776

Short-Term Investments	—	15,300,046	—	15,300,046

Total	$272,999,426	$18,268,396	$—	$291,267,822

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $3,447,185 was transferred from Level 1 to Level 2 during the period ended June 30, 2015. At December 31, 2014, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At June 30, 2015, this security was fair valued pursuant to procedures approved by the

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Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$39,135,619	$—	$39,135,619
France	—	186,221,041	—	186,221,041
Germany	—	148,441,531	—	148,441,531
Ireland	—	26,073,616	—	26,073,616
Italy	—	62,981,363	—	62,981,363
Japan	—	195,582,216	—	195,582,216
Korea	—	43,573,744	—	43,573,744
Netherlands	—	81,764,946	—	81,764,946
Sweden	—	36,186,293	—	36,186,293
Switzerland	—	210,502,345	—	210,502,345
United Kingdom	24,115,980	137,702,770	—	161,818,750
All Other Common Stocks(a)	21,821,963	—	—	21,821,963

Total Common Stocks	45,937,943	1,168,165,484	—	1,214,103,427

Short-Term Investments	—	60,853,900	—	60,853,900

Total Investments	45,937,943	1,229,019,384	—	1,274,957,327

Forward Foreign Currency Contracts (unrealized appreciation)	—	789,111	—	789,111

Total	$45,937,943	$1,229,808,495	$—	$1,275,746,438

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(1,610,829)	$—	$(1,610,829)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2015, there were no transfers among Levels 1, 2 and 3.

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Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$334,329,612	$—	$—	$334,329,612
Short-Term Investments	—	8,390,627	—	8,390,627

Total	$334,329,612	$8,390,627	$—	$342,720,239

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2015, there were no transfers among Levels 1, 2 and 3.

Value Opportunity Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,004,319,142	$—	$—	$1,004,319,142
Closed-End Investment Companies	23,391,306	—	—	23,391,306
Short-Term Investments	—	29,687,050	—	29,687,050

Total	$1,027,710,448	$29,687,050	$—	$1,057,397,498

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2015, there were no transfers among Levels 1, 2 and 3.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Natixis Oakmark International Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes.

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The following is a summary of derivative instruments for Natixis Oakmark International Fund as of June 30, 2015, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$789,111

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,610,829)

Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2015, as reflected within the Statements of Operations were as follows:

Net Realized Gain on:	Foreign currency transactions[1]
Foreign exchange contracts	$3,892,873

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency translations[1]
Foreign exchange contracts	$(4,942,058)

[1]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

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Notes to Financial Statements (continued)

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The volume of forward foreign currency contract activity, as a percentage of net assets, for Natixis Oakmark International Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2015:

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	7.37%
Highest Notional Amount Outstanding	10.26%
Lowest Notional Amount Outstanding	5.15%
Notional Amount Outstanding as of June 30, 2015	5.15%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. For financial reporting purposes, the Fund does not offset derivative assets and liabilities on the Statements of Assets and Liabilities.

As of June 30, 2015, gross amounts of derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Natixis Oakmark International Fund

Counterparty	Gross Amounts of Assets	Offset Amount	Net Amount
State Street Bank and Trust Company	$789,111	$(789,111)	$—

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Amount
State Street Bank and Trust Company	$(1,610,829)	$789,111	$(821,718)

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit

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default swap spreads. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2015:

Fund	Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
Natixis Oakmark International Fund	$789,111	—

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2015, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Targeted Equity Fund	$368,342,613	$399,363,000
Natixis Oakmark Fund	34,493,976	22,560,867
Natixis Oakmark International Fund	411,562,557	146,458,684
Small Cap Value Fund	47,564,179	55,776,802
Value Opportunity Fund	294,816,289	97,568,446

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), serves as investment adviser to each Fund except the Targeted Equity Fund. Capital Growth Management Limited Partnership (“CGM”) is the investment adviser to the Targeted Equity Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $300 million	Next $500 million	Next $1 billion	Over $2 billion
Targeted Equity Fund	0.75%	0.70%	0.65%	0.65%	0.60%
Natixis Oakmark Fund	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.85%	0.85%	0.85%	0.85%
Small Cap Value Fund	0.90%	0.90%	0.90%	0.90%	0.90%
Value Opportunity Fund	0.80%	0.80%	0.80%	0.80%	0.80%

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Effective July 1, 2015, Value Opportunity Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1.5 billion	Over $1.5 billion
Value Opportunity Fund	0.80%	0.75%

NGAM Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
Small Cap Value Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Value Opportunity Fund	Vaughan Nelson

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $200 Million	Over $200 Million
Natixis Oakmark Fund	Harris	0.52%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.60%
Small Cap Value Fund	Vaughan Nelson	0.55%	0.55%
Value Opportunity Fund	Vaughan Nelson	0.50%	0.50%

Effective July 1, 2015, Value Opportunity Fund has agreed to pay its subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $1.5 billion	Over $1.5 billion
Value Opportunity Fund	Vaughan Nelson	0.50%	0.47%

NGAM Advisors has given binding undertakings to certain Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification

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expenses. These undertakings are in effect until April 30, 2016, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class N	Class Y
Natixis Oakmark Fund	1.30%	2.05%	2.05%	—	1.05%
Natixis Oakmark International Fund	1.45%	—	2.20%	—	—
Small Cap Value Fund	1.45%	2.20%	2.20%	—	1.20%
Value Opportunity Fund	1.40%	—	2.15%	1.10%	1.15%

NGAM Advisors shall be permitted to recover expenses it has borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2015, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Waivers of Management Fees	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Targeted Equity Fund	$1,811,110	—	$1,811,110	0.72%	0.72%
Natixis Oakmark Fund	996,256	—	996,256	0.68%	0.68%
Natixis Oakmark International Fund	4,778,112	—	4,778,112	0.85%	0.85%
Small Cap Value Fund	1,499,453	—	1,499,453	0.90%	0.90%
Value Opportunity Fund	3,580,354	—	3,580,354	0.80%	0.80%

No expenses were recovered during the six months ended June 30, 2015 under the terms of the expense limitation agreement.

Certain officers and directors of NGAM Advisors and its affiliates are also officers or Trustees of the Funds. NGAM Advisors, CGM, Harris and Vaughan Nelson are subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

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b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended June 30, 2015, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Targeted Equity Fund	$552,859	$721	$36,487	$2,161	$109,460
Natixis Oakmark Fund	248,927	490	88,154	1,468	264,463
Natixis Oakmark International Fund	952,192	—	453,135	—	1,359,406
Small Cap Value Fund	156,270	701	32,992	2,101	98,975
Value Opportunity Fund	97,504	—	54,214	—	162,644

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the

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Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2015, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Targeted Equity Fund	$106,884
Natixis Oakmark Fund	61,778
Natixis Oakmark International Fund	238,355
Small Cap Value Fund	70,670
Value Opportunity Fund	189,808

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Targeted Equity Fund	$73,870
Natixis Oakmark Fund	60,972
Natixis Oakmark International Fund	491,082
Small Cap Value Fund	126,322
Value Opportunity Fund	370,053

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As of June 30, 2015, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Targeted Equity Fund	$2,044
Natixis Oakmark Fund	1,577
Natixis Oakmark International Fund	14,068
Small Cap Value Fund	3,403
Value Opportunity Fund	11,496

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2015, were as follows:

Fund	Commissions
Targeted Equity Fund	$37,367
Natixis Oakmark Fund	171,786
Natixis Oakmark International Fund	455,294
Small Cap Value Fund	6,731
Value Opportunity Fund	196,790

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he

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or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees on the Statements of Assets and Liabilities.

g.  Reimbursement of Transfer Agent Fees and Expenses.  NGAM Advisors has given a binding contractual undertaking to the Value Opportunity Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2016 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2015, NGAM Advisors reimbursed the Fund $170 for transfer agency expenses related to Class N shares.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended June 30, 2015, Value Opportunity Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable)

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$35,321	$19,576	$170	$330,970

Transfer agent fees and expenses attributable to Class A, Class C, and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

All other Funds in this report allocate transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

8.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the

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aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2015, none of the Funds had borrowings under this agreement.

Prior to April 16, 2015, the committed unsecured line of credit was $200,000,000 with an individual limit of $125,000,000 for each Fund that participated in the line of credit. In addition, the commitment fee was 0.10% per annum, payable at the end of each calendar quarter.

9.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of Operations. For the six months ended June 30, 2015, amounts rebated under these agreements were as follows:

Fund	Rebates
Targeted Equity Fund	$55,275

10.  Concentration of Risk.  The Natixis Oakmark International Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2015, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership
Natixis Oakmark International Fund	1	5.13%
Small Cap Value Fund	2	14.83%
Value Opportunity Fund	1	19.63	%(a)

(a)	Investment on behalf of non-affiliated account holders is controlled by AlphaSimplex Group, LLC, which is a subsidiary of Natixis US.

81  |

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015		Year Ended December 30, 2014
Targeted Equity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	446,011	$4,803,819	2,382,713	$27,553,469
Issued in connection with the reinvestment of distributions	535,121	5,779,321	5,713,464	60,881,859
Redeemed	(2,885,027)	(30,952,852)	(8,345,177)	(95,762,976)

Net change	(1,903,895)	$(20,369,712)	(249,000)	$(7,327,648)

Class B
Issued from the sale of shares	2,532	$22,259	3,846	$36,977
Issued in connection with the reinvestment of distributions	1,099	9,960	19,323	175,598
Redeemed	(74,460)	(669,752)	(141,197)	(1,397,515)

Net change	(70,829)	$(637,533)	(118,028)	$(1,184,940)

Class C
Issued from the sale of shares	82,784	$741,589	417,975	$3,975,723
Issued in connection with the reinvestment of distributions	35,326	317,221	378,532	3,392,074
Redeemed	(566,256)	(5,064,233)	(964,764)	(9,405,559)

Net change	(448,146)	$(4,005,423)	(168,257)	$(2,037,762)

Class Y
Issued from the sale of shares	135,149	$1,500,883	1,277,719	$15,171,684
Issued in connection with the reinvestment of distributions	25,718	289,333	315,692	3,498,909
Redeemed	(578,000)	(6,421,272)	(2,699,487)	(32,503,712)

Net change	(417,133)	$(4,631,056)	(1,106,076)	$(13,833,119)

Increase (decrease) from capital share transactions	(2,840,003)	$(29,643,724)	(1,641,361)	$(24,383,469)

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Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

	Six Months Ended June 30, 2015		Year Ended December 30, 2014
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	726,879	$14,820,107	3,668,913	$80,305,026
Issued in connection with the reinvestment of distributions	23,901	489,744	1,061,143	21,984,956
Redeemed	(596,724)	(12,257,175)	(1,968,641)	(43,020,284)

Net change	154,056	$3,052,676	2,761,415	$59,269,698

Class B
Issued from the sale of shares	85	$1,504	793	$15,447
Issued in connection with the reinvestment of distributions	70	1,291	6,139	114,704
Redeemed	(25,624)	(467,796)	(48,674)	(958,785)

Net change	(25,469)	$(465,001)	(41,742)	$(828,634)

Class C
Issued from the sale of shares	1,095,866	$19,907,527	3,014,013	$59,777,822
Issued in connection with the reinvestment of distributions	6,880	125,289	214,242	3,952,587
Redeemed	(406,801)	(7,420,413)	(201,413)	(3,932,222)

Net change	695,945	$12,612,403	3,026,842	$59,798,187

Class Y
Issued from the sale of shares	240,298	$5,148,538	762,265	$17,289,800
Issued in connection with the reinvestment of distributions	2,290	48,902	148,825	3,209,042
Redeemed	(589,894)	(12,553,654)	(296,205)	(6,605,253)

Net change	(347,306)	$(7,356,214)	614,885	$13,893,589

Increase (decrease) from capital share transactions	477,226	$7,843,864	6,361,400	$132,132,840

83  |

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

	Six Months Ended June 30, 2015		Year Ended December 30, 2014
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	26,636,652	$351,973,405	43,808,176	$590,904,771
Issued in connection with the reinvestment of distributions	325,808	4,372,339	1,654,360	20,974,239
Redeemed	(8,798,700)	(114,429,814)	(18,741,882)	(243,326,691)

Net change	18,163,760	$241,915,930	26,720,654	$368,552,319

Class C
Issued from the sale of shares	7,071,967	$91,682,452	13,563,541	$180,784,363
Issued in connection with the reinvestment of distributions	119,536	1,575,482	564,157	7,051,208
Redeemed	(3,023,049)	(38,522,543)	(4,930,036)	(62,910,330)

Net change	4,168,454	$54,735,391	9,197,662	$124,925,241

Increase (decrease) from capital share transactions	22,332,214	$296,651,321	35,918,316	$493,477,560

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Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

	Six Months Ended June 30, 2015		Year Ended December 30, 2014
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	230,833	$4,898,207	447,060	$9,835,856
Issued in connection with the reinvestment of distributions	70,958	1,538,463	817,956	17,011,106
Redeemed	(615,455)	(13,112,704)	(2,038,618)	(45,649,192)

Net change	(313,664)	$(6,676,034)	(773,602)	$(18,802,230)

Class B
Issued from the sale of shares	43	$647	7,619	$133,164
Issued in connection with the reinvestment of distributions	663	10,629	13,951	220,076
Redeemed	(45,285)	(706,045)	(85,671)	(1,490,851)

Net change	(44,579)	$(694,769)	(64,101)	$(1,137,611)

Class C
Issued from the sale of shares	33,540	$530,111	109,154	$1,768,690
Issued in connection with the reinvestment of distributions	24,868	398,384	281,983	4,396,718
Redeemed	(241,970)	(3,814,849)	(401,405)	(6,855,018)

Net change	(183,562)	$(2,886,354)	(10,268)	$(689,610)

Class Y
Issued from the sale of shares	677,358	$14,858,120	1,798,226	$41,246,189
Issued in connection with the reinvestment of distributions	97,874	2,173,784	1,028,472	21,777,987
Redeemed	(757,961)	(16,490,491)	(1,660,679)	(37,463,927)

Net change	17,271	$541,413	1,166,019	$25,560,249

Increase (decrease) from capital share transactions	(524,534)	$(9,715,744)	318,048	$4,930,798

85  |

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

	Six Months Ended June 30, 2015		Year Ended December 30, 2014
Value Opportunity Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,565,411	$35,180,435	3,237,031	$67,850,893
Issued in connection with the reinvestment of distributions	18,773	428,217	248,216	5,263,321
Redeemed	(973,253)	(21,324,129)	(3,327,984)	(71,812,258)

Net change	610,931	$14,284,523	157,263	$1,301,956

Class C
Issued from the sale of shares	1,041,129	$22,670,539	740,584	$15,300,207
Issued in connection with the reinvestment of distributions	9,469	207,561	97,107	1,986,798
Redeemed	(156,730)	(3,360,065)	(133,887)	(2,764,527)

Net change	893,868	$19,518,035	703,804	$14,522,478

Class N
Issued from the sale of shares	1,923,394	$42,398,783	561,402	$12,347,954
Issued in connection with the reinvestment of distributions	13,185	303,911	36,678	785,557
Redeemed	(124,413)	(2,855,380)	(38,796)	(817,090)

Net change	1,812,166	$39,847,314	559,284	$12,316,421

Class Y
Issued from the sale of shares	11,469,797	$260,546,424	17,284,818	$372,678,420
Issued in connection with the reinvestment of distributions	157,711	3,638,402	1,747,547	37,469,538
Redeemed	(4,666,676)	(103,392,415)	(5,903,464)	(127,760,494)

Net change	6,960,832	$160,792,411	13,128,901	$282,387,464

Increase (decrease) from capital share transactions	10,277,797	$234,442,283	14,549,252	$310,528,319

|  86

SEMIANNUAL REPORT

June 30, 2015

McDonnell Intermediate Municipal Bond Fund

Natixis Diversified Income Fund

Natixis U.S. Equity Opportunities Fund

SeeyondSM Multi-Asset Allocation Fund

Portfolio Review  page 1

Portfolio of Investments  page 16

Financial Statements  page  48

Notes to Financial Statements page 68

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Managers	Symbols
Dawn Mangerson	Class A MIMAX
James Grabovac, CFA®	Class C MIMCX
Lawrence Jones	Class Y MIMYX
Steve Wlodarski, CFA®
McDonnell Investment Management, LLC

Objective

The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital.

Average Annual Total Returns — June 30, 20154

	6 Months	1 Year	Life of Fund

Class A (Inception 12/31/12)[1]
NAV	-0.20%	1.80%	1.21%
With 3.50% Maximum Sales Charge	-3.67	-1.79	-0.23

Class C (Inception 12/31/12)[1]
NAV	-0.48	1.15	0.47
With CDSC[2]	-1.47	0.15	0.47

Class Y (Inception 12/31/12)[1]
NAV	0.02	2.17	1.56

Comparative Performance
Barclays 3-15 Year Blend Municipal Bond Index[3]	0.17	2.40	2.29

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	12/31/12 represents the date shares were first registered for public sale under the Securities Act of 1933. 11/16/12 represents commencement of operations for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	Barclays 3-15 Year Blend Municipal Bond Index tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

1  |

NATIXIS DIVERSIFIED INCOME FUND

Managers	Symbols
Dividend Equity Discipline	Class A IIDPX
Active Investment Advisors	Class C CIDPX
(a division of NGAM Advisors, L.P.)	Class Y YIDPX
Diversified REIT Discipline
AEW Capital Management, L.P.
Inflation Protected Securities Discipline
Multi-Sector Bond Discipline
Loomis, Sayles & Company, L.P.

Objective

The Fund seeks current income with a secondary objective of capital appreciation.

|  2

NATIXIS DIVERSIFIED INCOME FUND

Average Annual Total Returns — June 30, 20155

	6 Months	1 Year	5 Years	Life of Class
Class A (Inception 11/17/05)				Class A/C	Class Y
NAV	-2.24%	0.81%	9.68%	6.64%	—%
With 4.50% Maximum Sales Charge	-6.61	-3.71	8.66	6.13	—

Class C (Inception 11/17/05)
NAV	-2.63	0.03	8.85	5.84	—
With CDSC[2]	-3.60	-0.96	8.85	5.84	—

Class Y (Inception 12/3/12)[1]
NAV	-2.20	0.99	9.71	—	6.89

Comparative Performance
Barclays U.S. Aggregate Bond Index[3]	-0.10	1.86	3.35	4.73	1.39
Blended Index[4]	-2.20	1.92	8.82	6.30	5.96

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Prior to the inception of Class Y shares (12/3/2012), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Class C share performance assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	The Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4

The Blended Index is an unmanaged, blended index composed of the following weights: 40% Barclays U.S. Aggregate Bond Index, 25% MSCI US REIT Index, 20% Dow Jones U.S. Select Dividend™ Index, and 15% Barclays U.S. TIPS Index. The four indices composing the Blended Index measure, respectively, the performance of investment-grade fixed-income securities, equity REIT securities, dividend-yielding equity securities, and Treasury inflation-protected securities. The weightings of the indices that compose the Blended Index are rebalanced on a monthly basis to maintain the allocations as described above. These rebalancings will not necessarily correspond to the rebalancings of the fund’s investment portfolio, and the relative weightings of the asset classes in the fund will generally differ to some extent from the weightings in the Blended Index.

5	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3  |

NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols
Large Cap Value Segment	Class A NEFSX
Harris Associates L.P.	Class B NESBX
All Cap Growth Segment	Class C NECCX
Loomis, Sayles & Company, L.P.	Class Y NESYX

Objective

The Fund seeks long-term growth of capital.

Average Annual Total Returns — June 30, 20154

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 7/7/94)
NAV	2.90%	7.89%	18.44%	9.65%
With 5.75% Maximum Sales Charge	-3.01	1.70	17.04	9.00

Class B (Inception 7/7/94)
NAV	2.49	7.10	17.55	8.84
With CDSC[1]	-2.51	3.51	17.34	8.84

Class C (Inception 7/7/94)
NAV	2.49	7.08	17.54	8.83
With CDSC[1]	1.49	6.36	17.54	8.83

Class Y (Inception 11/15/94)
NAV	3.00	8.16	18.74	9.96

Comparative Performance
S&P 500® Index[2]	1.23	7.42	17.34	7.89
Russell 1000® Index[3]	1.71	7.37	17.58	8.13

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  4

SEEYOND MULTI-ASSET ALLOCATION FUND

Managers	Symbols
Simon Aninat	Class A SAFAX
Frédéric Babu	Class C SAFCX
Stéphanie Bigou	Class Y SAFYX
Jonathan M. Birtwell
Didier Jauneaux
Frank Trividic
Yufeng Xie
Natixis Asset Management U.S., LLC (“Natixis AM US”)

Objective

The Fund seeks long-term growth of capital by investing in a range of securities and asset classes across global markets.

5  |

Total Returns — June 30, 20154

	6 Months	Life of Fund

Class A (Inception 7/23/14)
NAV	0.37%	-2.84%
With 5.75% Maximum Sales Charge	-5.40	-8.43

Class C (Inception 7/23/14)
NAV	-0.05	-3.55
With CDSC[1]	-1.03	-4.50

Class Y (Inception 7/23/14)
NAV	0.47	-2.64

Comparative Performance
MSCI ACWI (Net)[2]	2.66	-0.22
Blended Index[3]	0.00	-3.69

Past performance does not guarantee future results. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Unlike a fund, an index is not managed and does not reflect fees and expenses. It is not possible to invest directly in an index.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2	The MSCI ACWI (Net) represents the performance of 47 markets in both the developed and emerging markets in Africa, Europe, North America and South America.

3	The Blended Index is an unmanaged, blended index composed of the following weights: 60% MSCI All Country World Index (Net)/40% Citigroup World Government Bond Index. The weightings of the indices that compose the Blended Index are rebalanced on a monthly basis to maintain the allocations as described above. These rebalancings will not necessarily correspond to the rebalancing of the Fund’s investment portfolio, and the relative weightings of the asset classes in the Fund will generally differ to some extent from the weightings in the Blended Index. You may not invest directly in an index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

|  6

ADDITIONAL INFORMATION

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Funds’ website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-months ended June 30, 2015 is available from the Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

7  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2015 through June 30, 2015. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2015	ENDING ACCOUNT VALUE 6/30/2015	EXPENSES PAID DURING PERIOD* 1/1/2015 – 6/30/2015
Class A
Actual	$1,000.00	$998.00	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01
Class C
Actual	$1,000.00	$995.20	$7.67
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75
Class Y
Actual	$1,000.00	$1,000.20	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.80%, 1.55% and 0.55% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (181), divided by 365 (to reflect the half-year period).

|  8

NATIXIS DIVERSIFIED INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2015	ENDING ACCOUNT VALUE 6/30/2015	EXPENSES PAID DURING PERIOD* 1/1/2015 – 6/30/2015
Class A
Actual	$1,000.00	$977.60	$5.10
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.21
Class C
Actual	$1,000.00	$973.70	$8.81
Hypothetical (5% return before expenses)	$1,000.00	$1,015.87	$9.00
Class Y
Actual	$1,000.00	$978.00	$3.92
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) : 1.04%, 1.80% and 0.80% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period) .

NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2015	ENDING ACCOUNT VALUE 6/30/2015	EXPENSES PAID DURING PERIOD* 1/1/2015 – 6/30/2015
Class A
Actual	$1,000.00	$1,029.00	$6.29
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26
Class B
Actual	$1,000.00	$1,024.90	$9.99
Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94
Class C
Actual	$1,000.00	$1,024.90	$10.04
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99
Class Y
Actual	$1,000.00	$1,030.00	$5.03
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio: 1.25%, 1.99%, 2.00% and 1.00% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period) .

9  |

SEEYOND MULTI-ASSET ALLOCATION FUND	BEGINNING ACCOUNT VALUE 1/1/2015	ENDING ACCOUNT VALUE 6/30/2015	EXPENSES PAID DURING PERIOD 1/1/2015 – 6/30/2015
Class A
Actual	$1,000.00	$1,003.70	$6.61
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.66
Class C
Actual	$1,000.00	$999.50	$10.31
Hypothetical (5% return before expenses)	$1,000.00	$1,014.48	$10.39
Class Y
Actual	$1,000.00	$1,004.70	$5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement), including interest expense: 1.33%, 2.08% and 1.07% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (181), divided by 365 (to reflect the half-year period).

|  10

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups and categories of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ expenses to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense caps and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Adviser’s financial results and/or financial condition, (ii) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iv) the procedures employed to determine the value of the Funds’ assets, (v) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and fee differentials against each Fund’s peer group/category,

11  |

performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board most recently approved the continuation of the Agreements at its meeting held in June 2015. The Agreements were continued for a one-year period for the Funds. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the monitoring and oversight services provided by NGAM Advisors, L.P. (“NGAM Advisors”) with respect to sub-advised Funds. They also considered the administrative services provided by NGAM Advisors and its affiliates to the Funds.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

For the Natixis Diversified Income Fund, the Trustees considered that the Fund’s investment adviser had proposed certain changes to the Fund’s name, investment strategy and management structure, including the consolidation of multiple sub-advised sleeves of the Fund under day to day management of one sub-adviser. The Trustees noted that the proposed changes would not result in any decrease in the services provided to, or increase in the total advisory and sub-advisory fees payable by, the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that

|  12

also measured the performance of the Funds on a risk adjusted basis. With respect to each Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Agreement(s) relating to that Fund. In the case of the McDonnell Intermediate Municipal Bond Fund, the performance of which lagged that of a relevant peer group median and category median, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund had a limited operating history; and (3) all things being equal, the proposed decrease in the Fund’s expense cap would help to improve relative performance because of the narrow dispersion of returns among peer funds.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets and the greater regulatory costs associated with the management of such assets. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. They noted that each of the Funds had expense caps in place, and they considered the amounts waived or reimbursed, if any, by the Adviser under these caps. The Trustees further noted that management had proposed to reduce the expense caps of the Natixis Diversified Income Fund, the McDonnell Intermediate Municipal Bond Fund and the Natixis U.S. Equity Opportunities Fund. The Trustees noted that the Natixis U.S. Equity Opportunities Fund had an advisory fee rate that was above the median of a peer group of funds. The Trustees considered the factors that

13  |

management believed justified the relatively higher advisory fee rate, including: (1) the complexity of managing a Fund with two investment disciplines; (2) that the Fund has achieved excess performance returns during the one, three, five and ten year periods relative to the medians of a peer group of funds; and (3) that management had proposed to reduce the expense cap of the Fund. The Trustees also noted that the Natixis U.S. Equity Opportunities Fund had a net expense ratio that was above the median of a peer group of funds, but noted that the Fund’s current net expense ratio has improved relative to its peer group median.

The Trustees also considered the proposed change to the Natixis Diversified Income Fund described above.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds and whether the Advisers had implemented breakpoints and/or expense caps with respect to such Funds.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the Natixis Diversified Income Fund had breakpoints in its advisory fees and that each of the Funds in this report was subject to an expense cap or waiver. The Trustees considered management’s proposals to institute lower expense caps for the Natixis Diversified Income Fund, the McDonnell Intermediate Municipal Bond Fund and the Natixis U.S. Equity Opportunities Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

|  14

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Advisers and their affiliates, both under the Agreements and under separate agreements covering administrative services.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of NGAM Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	Plans for maintaining continuity of portfolio management where that was thought to be a potential issue.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, with the reduction in expense caps for the Natixis Diversified Income Fund, the McDonnell Intermediate Municipal Bond Fund and the Natixis U.S. Equity Opportunities Fund described above, should be continued through June 30, 2016.

15  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 93.0% of Net Assets
Municipals — 93.0%
	Alaska — 2.2%
$600,000	Alaska Municipal Bond Bank Authority Revenue, Refunding, 2011 Series Three, 5.000%, 9/01/2020	$697,278

	California — 4.9%
250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	296,868
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	454,400
700,000	Garden Grove Unified School District, 2010 Election, GO, Series C, 5.000%, 8/01/2035	780,010

		1,531,278

	Colorado — 7.4%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	294,278
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	447,392
400,000	Denver City & County School District No. 1, GO, Series B, (State Aid Withholding), 5.000%, 12/01/2026	471,036
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	599,365
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	514,080

		2,326,151

	Connecticut — 1.2%
375,000	State of Connecticut Special Tax Revenue, Second Lien, Transportation Infrastructure, Refunding, Series 1, 5.000%, 2/01/2016	385,174

	Florida — 15.2%
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	574,950
400,000	Florida State Board of Governors, University System Improvement Revenue, Refunding, Series A, 5.000%, 7/01/2018	445,576
500,000	JEA Water & Sewer System Revenue, Series A, 5.000%, 10/01/2016	527,690
250,000	Miami Beach Health Facilities Authority Revenue, Mt. Sinai Medical Center, Refunding, 5.000%, 11/15/2025	285,482
750,000	Miami-Dade County Aviation Revenue, Refunding, Series A, AMT, 5.000%, 10/01/2017	813,375
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	470,460
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	715,782
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	480,600
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	463,284

		4,777,199

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2015 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Georgia — 2.8%
$500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	$580,390
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	289,665

		870,055

	Hawaii — 1.3%
400,000	Honolulu City and County, GO, Series B, 5.000%, 8/01/2016	419,572

	Illinois — 4.5%
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028	410,249
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	569,315
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	114,657
320,000	Illinois State Toll Highway Authority Revenue, Senior Priority, Series A, (AGM insured), 5.000%, 1/01/2017	320,000

		1,414,221

	Kentucky — 1.0%
275,000	Louisville & Jefferson County, Metropolitan Government Revenue, Jewish Hospital St. Mary’s Healthcare, Prerefunded 02/01/2018@100, 6.125%, 2/01/2037	311,339

	Massachusetts — 0.5%
150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	162,375

	Michigan — 1.7%
545,000	State of Michigan, GO, Prerefunded 11/01/2015@100, Series A, (NATL-RE insured), 5.000%, 11/01/2018	553,333

	Minnesota — 2.6%
250,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Refunding, 5.000%, 1/01/2017	265,635
300,000	Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 7-U, 5.000%, 4/01/2017	321,084
200,000	Northern Municipal Power Agency, Electric System Revenue, Series A, 5.000%, 1/01/2023	233,944

		820,663

	Missouri — 4.2%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	820,218
500,000	Southeast Missouri State University Revenue, Series A, 5.000%, 4/01/2016	516,660

		1,336,878

	Nebraska — 1.8%
500,000	Nebraska Public Power District, General Revenue, Refunding, Series A, 5.000%, 1/01/2028	564,510

	Nevada — 1.9%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	592,190

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	New Jersey — 4.6%
$265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	$308,934
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	560,265
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	592,165

		1,461,364

	New Mexico — 1.8%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	559,120

	New York — 1.2%
350,000	New York State Dormitory Authority Revenue, Mental Health Services Facility Improvements, (State Appropriation), 5.000%, 2/15/2017	373,793

	Ohio — 8.6%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Refunding, Series CA, (AGM insured), 5.000%, 2/15/2021	450,128
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	604,265
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	574,655
500,000	Little Miami School District, GO, Prerefunded 12/01/2016@ 100, (AGM insured), 5.000%, 12/01/2026	530,830
500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	556,450

		2,716,328

	Pennsylvania — 3.6%
335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	381,542
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	298,261
450,000	Philadelphia Airport Revenue, Refunding, Series D, AMT, 5.000%, 6/15/2016	467,865

		1,147,668

	Rhode Island — 1.9%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	598,260

	South Dakota — 1.6%
465,000	Sioux Falls Sales Tax Revenue, Series A-1, 4.750%, 11/15/2036	498,201

	Texas — 10.6%
250,000	Corpus Christi Utility System Revenue, Junior Lien Improvement, 5.000%, 7/15/2021	291,445
400,000	Garland, GO, Refunding, (AGM insured), 5.000%, 2/15/2016	411,140
500,000	Harris County Health Facilities Development Authority Revenue, Memorial Hermann Healthcare System, Prerefunded 12/01/2018@100, Series B, 7.125%, 12/01/2031	599,590
500,000	Keller Independent School District, GO, Refunding, Series A, (PSF-GTD), 5.000%, 8/15/2022	596,000
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	410,819

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2015 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Texas — continued
$400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	$470,100
500,000	West Harris County Regional Water Authority, Water System Revenue, Refunding, (AGM insured), 4.000%, 12/15/2019	552,605

		3,331,699

	Utah — 0.9%
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	289,428

	Washington — 5.0%
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	548,210
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	455,568
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	576,765

		1,580,543

	Total Bonds and Notes (Identified Cost $28,841,494)	29,318,620

Short-Term Investments — 6.1%
1,922,535	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $1,922,536 on 7/01/2015 collateralized by $1,935,000 U.S. Treasury Note, 2.000% due 2/28/2021 valued at $1,961,436 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,922,535)	1,922,535

	Total Investments — 99.1% (Identified Cost $30,764,029)(a)	31,241,155
	Other assets less liabilities — 0.9%	268,899

	Net Assets — 100.0%	$31,510,054

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2015, the net unrealized appreciation on investments based on a cost of $30,764,029 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$519,491
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(42,365)

	Net unrealized appreciation	$477,126

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
GO	General Obligation
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guarantee Program

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

McDonnell Intermediate Municipal Bond Fund – (continued)

Holdings Summary at June 30, 2015 (Unaudited)

Higher Education	14.7%
Medical	14.7
Water	10.2
General	9.6
General Obligation	9.4
School District	9.4
Power	7.7
Transportation	7.5
Airport	5.0
Utilities	2.6
Bond Bank	2.2
Short-Term Investments	6.1

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

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Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund

Shares	Description	Value (†)
Common Stocks — 51.4% of Net Assets
	Aerospace & Defense — 0.8%
6,712	Lockheed Martin Corp.	$1,247,761

	Banks — 1.2%
6,512	Bank of Hawaii Corp.	434,220
5,577	BB&T Corp.	224,809
8,170	F.N.B. Corp.	116,995
7,887	First Niagara Financial Group, Inc.	74,453
7,464	FirstMerit Corp.	155,475
9,796	People’s United Financial, Inc.	158,793
8,502	Trustmark Corp.	212,380
7,658	United Bankshares, Inc.	308,081
10,244	Valley National Bancorp	105,616

		1,790,822

	Beverages — 0.2%
7,261	Coca-Cola Co. (The)	284,849

	Biotechnology — 0.1%
18,615	PDL BioPharma, Inc.	119,694

	Capital Markets — 0.1%
6,480	Federated Investors, Inc., Class B	217,015

	Chemicals — 0.1%
5,974	Olin Corp.	160,999

	Commercial Services & Supplies — 0.6%
7,422	Pitney Bowes, Inc.	154,452
11,838	R.R. Donnelley & Sons Co.	206,336
6,158	Republic Services, Inc.	241,209
6,447	Waste Management, Inc.	298,818

		900,815

	Containers & Packaging — 0.7%
5,974	Avery Dennison Corp.	364,055
10,081	Greif, Inc., Class A	361,404
6,386	Sonoco Products Co.	273,704

		999,163

	Distributors — 0.3%
5,877	Genuine Parts Co.	526,168

	Diversified Financial Services — 0.6%
9,165	CME Group, Inc.	852,895

	Diversified Telecommunication Services — 0.6%
12,714	AT&T, Inc.	451,601
13,502	CenturyLink, Inc.	396,689

		848,290

	Electric Utilities — 3.4%
8,539	American Electric Power Co., Inc.	452,311
6,501	Cleco Corp.	350,079

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Shares	Description	Value (†)
	Electric Utilities — continued
5,941	Edison International	$330,201
9,806	Entergy Corp.	691,323
7,546	Eversource Energy	342,664
8,593	Exelon Corp.	269,992
9,296	FirstEnergy Corp.	302,585
8,369	Great Plains Energy, Inc.	202,195
6,922	IDACORP, Inc.	388,601
6,935	NextEra Energy, Inc.	679,838
7,072	OGE Energy Corp.	202,047
8,495	Pinnacle West Capital Corp.	483,281
10,467	PPL Corp.	308,462
8,341	Xcel Energy, Inc.	268,413

		5,271,992

	Electrical Equipment — 0.6%
7,290	Eaton Corp. PLC	492,002
7,471	Emerson Electric Co.	414,118

		906,120

	Energy Equipment & Services — 1.0%
5,898	Ensco PLC, Class A	131,348
9,406	Helmerich & Payne, Inc.	662,370
8,438	National Oilwell Varco, Inc.	407,387
23,484	Noble Corp. PLC	361,419

		1,562,524

	Food & Staples Retailing — 0.2%
6,893	Sysco Corp.	248,837

	Food Products — 0.4%
6,158	Campbell Soup Co.	293,429
6,997	General Mills, Inc.	389,873

		683,302

	Gas Utilities — 0.5%
9,622	AGL Resources, Inc.	448,000
6,820	New Jersey Resources Corp.	187,891
8,123	Questar Corp.	169,852

		805,743

	Hotels, Restaurants & Leisure — 1.5%
7,863	Darden Restaurants, Inc.	558,902
24,000	Extended Stay America, Inc.	450,480
21,700	Hilton Worldwide Holdings, Inc.(b)	597,835
7,899	McDonald’s Corp.	750,958

		2,358,175

	Household Durables — 0.8%
8,553	Garmin Ltd.	375,734
6,212	Leggett & Platt, Inc.	302,400
9,043	Tupperware Brands Corp.	583,635

		1,261,769

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Shares	Description	Value (†)
	Household Products — 0.9%
6,078	Clorox Co. (The)	$632,234
7,456	Kimberly-Clark Corp.	790,112

		1,422,346

	Industrial Conglomerates — 0.1%
8,056	General Electric Co.	214,048

	Insurance — 0.9%
7,071	Arthur J. Gallagher & Co.	334,458
7,782	Cincinnati Financial Corp.	390,501
9,914	Mercury General Corp.	551,714
11,097	Old Republic International Corp.	173,446

		1,450,119

	Leisure Products — 0.2%
13,619	Mattel, Inc.	349,872

	Media — 0.4%
5,346	Cinemark Holdings, Inc.	214,749
7,567	Meredith Corp.	394,619

		609,368

	Metals & Mining — 0.1%
7,222	Commercial Metals Co.	116,130

	Multi-Utilities — 4.0%
8,047	Alliant Energy Corp.	464,473
9,015	Avista Corp.	276,310
7,420	Black Hills Corp.	323,883
10,674	CenterPoint Energy, Inc.	203,126
7,794	CMS Energy Corp.	248,161
8,311	Dominion Resources, Inc.	555,756
7,791	DTE Energy Co.	581,520
5,601	NiSource, Inc.	255,350
8,505	NorthWestern Corp.	414,619
7,814	PG&E Corp.	383,667
8,556	Public Service Enterprise Group, Inc.	336,080
9,207	SCANA Corp.	466,334
5,819	Sempra Energy	575,732
10,656	TECO Energy, Inc.	188,185
17,667	WEC Energy Group, Inc.	794,476

		6,067,672

	Oil, Gas & Consumable Fuels — 1.9%
9,120	Chevron Corp.	879,807
10,508	ConocoPhillips	645,296
7,264	HollyFrontier Corp.	310,100
8,555	Occidental Petroleum Corp.	665,322
11,578	ONEOK, Inc.	457,100

		2,957,625

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Shares	Description	Value (†)
	Paper & Forest Products — 0.2%
8,088	Domtar Corp.	$334,843

	Pharmaceuticals — 1.0%
4,976	Bristol-Myers Squibb Co.	331,103
6,445	Eli Lilly & Co.	538,093
7,083	Merck & Co., Inc.	403,235
7,346	Pfizer, Inc.	246,312

		1,518,743

	Real Estate — 0.2%
14,200	American Homes 4 Rent, Class A	227,768

	Real Estate Management & Development — 0.9%
13,000	Alexander & Baldwin, Inc.	512,200
38,300	Forest City Enterprises, Inc., Class A(b)	846,430

		1,358,630

	REITs – Apartments — 4.2%
15,500	American Campus Communities, Inc.	584,195
13,300	AvalonBay Communities, Inc.	2,126,271
13,000	Camden Property Trust	965,640
40,300	Equity Residential	2,827,851

		6,503,957

	REITs – Diversified — 2.1%
16,500	American Assets Trust, Inc.	646,965
26,900	DuPont Fabros Technology, Inc.	792,205
24,650	Gramercy Property Trust, Inc.	576,071
12,800	Liberty Property Trust	412,416
17,800	STORE Capital Corp.	357,780
5,200	Vornado Realty Trust	493,636

		3,279,073

	REITs – Health Care — 2.8%
37,800	HCP, Inc.	1,378,566
24,600	Health Care REIT, Inc.	1,614,498
19,800	Ventas, Inc.	1,229,382

		4,222,446

	REITs – Hotels — 1.3%
17,700	Chatham Lodging Trust	468,519
48,300	Host Hotels & Resorts, Inc.	957,789
21,100	RLJ Lodging Trust	628,358

		2,054,666

	REITs – Manufactured Homes — 0.5%
14,200	Equity Lifestyle Properties, Inc.	746,636

	REITs – Office Property — 3.8%
34,100	BioMed Realty Trust, Inc.	659,494
18,800	Boston Properties, Inc.	2,275,552
17,100	Douglas Emmett, Inc.	460,674
5,700	Easterly Government Properties, Inc.	90,744

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Shares	Description	Value (†)
	REITs – Office Property — continued
27,100	Empire State Realty Trust, Inc., Class A	$462,326
7,500	Kilroy Realty Corp.	503,625
33,900	Paramount Group, Inc.	581,724
47,600	Piedmont Office Realty Trust, Inc., Class A	837,284

		5,871,423

	REITs – Regional Malls — 4.3%
6,800	Macerich Co. (The)	507,280
25,900	Simon Property Group, Inc.	4,481,218
15,500	Tanger Factory Outlet Centers, Inc.	491,350
15,900	Taubman Centers, Inc.	1,105,050

		6,584,898

	REITs – Shopping Centers — 2.0%
23,300	Acadia Realty Trust	678,263
50,600	DDR Corp.	782,276
9,400	Federal Realty Investment Trust	1,204,046
27,100	Retail Opportunity Investments Corp.	423,302

		3,087,887

	REITs – Single Tenant — 0.3%
12,600	National Retail Properties, Inc.	441,126

	REITs – Storage — 2.3%
27,000	CubeSmart	625,320
11,600	Extra Space Storage, Inc.	756,552
11,600	Public Storage	2,138,692

		3,520,564

	REITs – Warehouse/Industrials — 1.6%
52,700	ProLogis, Inc.	1,955,170
35,800	Rexford Industrial Realty, Inc.	521,964

		2,477,134

	Semiconductors & Semiconductor Equipment — 0.1%
6,550	Intel Corp.	199,218

	Specialty Retail — 0.2%
11,536	Guess?, Inc.	221,145
6,659	Staples, Inc.	101,949

		323,094

	Technology Hardware, Storage & Peripherals — 0.3%
8,765	Seagate Technology PLC	416,338

	Thrifts & Mortgage Finance — 0.2%
13,377	New York Community Bancorp, Inc.	245,869

	Tobacco — 0.9%
8,787	Altria Group, Inc.	429,772
11,340	Philip Morris International, Inc.	909,128

		1,338,900

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Shares	Description	Value (†)
	Trading Companies & Distributors — 0.0%
176	United Rentals, Inc.(b)	$15,421

	Total Common Stocks (Identified Cost $76,095,611)	79,002,747

Principal Amount (‡)
Bonds and Notes — 46.3%
Non-Convertible Bonds — 44.3%
	ABS Car Loan — 1.0%
$125,000	CarNow Auto Receivables Trust, Series 2014-1A, Class C, 2.810%, 11/15/2018, 144A	124,976
100,000	CPS Auto Receivables Trust, Series 2014-C, Class C, 3.770%, 8/17/2020, 144A	99,945
185,000	CPS Auto Receivables Trust, Series 2015-A, Class C, 4.000%, 2/16/2021, 144A	184,807
160,000	CPS Auto Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	162,177
130,000	DT Auto Owner Trust, Series 2015-1A, Class D, 4.260%, 2/15/2022, 144A	130,571
95,000	DT Auto Owner Trust, Series 2014-2A, Class D, 3.680%, 4/15/2021, 144A	95,492
135,000	DT Auto Owner Trust, Series 2014-3A, Class D, 4.470%, 11/15/2021, 144A	136,684
35,000	First Investors Auto Owner Trust, Series 2014-1A, Class D, 3.280%, 4/15/2021, 144A	34,858
85,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	84,775
55,000	First Investors Auto Owner Trust, Series 2014-3A, Class D, 3.850%, 2/15/2022, 144A	55,354
130,000	Flagship Credit Auto Trust, Series 2013-2, Class C, 4.420%, 12/16/2019, 144A	133,806
40,000	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/2020, 144A	40,567
95,000	Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.050%, 4/15/2021, 144A	94,668
95,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class D, 3.100%, 11/16/2020	95,698

		1,474,378

	ABS Home Equity — 2.6%
47,835	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033	49,566
165,000	American Homes 4 Rent, Series 2014-SFR1, Class D, 2.350%, 6/17/2031, 144A(c)	161,837
48,527	Banc of America Alternative Loan Trust, Series 2003-10, Class 1A1, 5.500%, 12/25/2033	49,897
78,220	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	80,024
120,172	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.478%, 11/20/2034(c)	115,755
16,238	Banc of America Funding Trust, Series 2005-4, Class 1A3, 5.500%, 8/25/2035	16,487
58,255	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	59,706
84,091	Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A2, 2.666%, 2/25/2034(c)	83,575
26,557	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.673%, 2/25/2035(c)	25,895

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$3,560	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 11A1, 2.640%, 1/25/2035(c)	$3,499
10,755	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 2A, 2.628%, 7/25/2034(c)(d)	10,452
171,348	Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1, 0.385%, 6/25/2047, 144A(c)	157,798
185,000	Colony American Homes, Series 2014-2A, Class D, 2.537%, 7/17/2031, 144A(c)	182,191
150,591	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	153,833
41,154	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034	42,450
25,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.095%, 5/25/2035(c)	24,924
21,039	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.491%, 9/20/2034(c)	20,066
34,375	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.457%, 4/25/2035(c)	29,759
4,908	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028(d)	4,913
425,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 2.387%, 2/25/2024(c)	425,480
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 1.837%, 4/25/2024(c)	244,165
10,465	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	10,514
62,754	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.080%, 7/19/2035(c)	59,614
58,210	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.816%, 12/25/2034(c)	56,066
80,044	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.741%, 12/25/2034(c)	79,402
164,116	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.716%, 9/25/2035(c)	165,323
101,050	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.577%, 5/19/2034(c)	100,610
10,370	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.827%, 7/25/2045(c)	8,956
100,000	Invitation Homes Trust, Series 2014-SFR1, Class C, 2.285%, 6/17/2031, 144A(c)	99,853
225,000	Invitation Homes Trust, Series 2014-SFR3, Class D, 3.185%, 12/17/2031, 144A(c)	224,536
66,729	JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 2.594%, 2/25/2035(c)	66,511
37,796	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 2.664%, 6/25/2035(c)	38,198
41,580	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033	43,146
42,466	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034	44,109
58,469	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	59,433
44,021	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.603%, 5/25/2036(c)	39,750
32,901	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.656%, 9/25/2034(c)	32,555
93,471	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034	97,377

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$12,326	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-21XS, Class 1A5, 5.000%, 12/25/2034(c)(d)	$12,497
166,956	U.S. Residential Opportunity Fund Trust, Series 2015-1IV, Class A, 3.721%, 2/27/2035, 144A	166,841
333,800	VOLT XXII LLC, Series 2015-NPL4, Class A1, 3.500%, 2/25/2055, 144A(c)	333,347
28,809	WaMu Mortgage Pass Through Certificates, Series 2004-AR1, Class A, 2.439%, 3/25/2034(c)	28,887
64,154	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034	66,683
20,286	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.918%, 4/25/2047(c)	17,738
66,905	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 2.640%, 2/25/2034(c)	66,941
39,423	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035	40,179
33,354	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.652%, 6/25/2035(c)	33,577

		3,934,915

	ABS Other — 1.7%
356,310	AIM Aviation Finance Ltd., Series 2015-1A, Class A1, 4.213%, 2/15/2040, 144A(c)	352,853
360,000	Crown Castle Towers LLC, 3.663%, 5/15/2045, 144A	352,717
130,000	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A	130,357
120,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A	120,672
100,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A	100,779
145,000	OneMain Financial Issuance Trust, Series 2015-1A, Class B, 3.850%, 3/18/2026, 144A	148,924
165,000	OneMain Financial Issuance Trust, Series 2015-2A, Class B, 3.100%, 7/18/2025, 144A	165,512
225,000	SpringCastle America Funding LLC, Series 2014-AA, Class B, 4.610%, 10/25/2027, 144A	230,113
280,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	280,196
170,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	170,212
100,000	Springleaf Funding Trust, Series 2014-AA, Class B, 3.450%, 12/15/2022, 144A	100,377
180,000	Springleaf Funding Trust, Series 2015-AA, Class B, 3.620%, 11/15/2024, 144A	181,903
188,333	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	189,883

		2,524,498

	ABS Student Loan — 0.2%
283,715	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	283,824

	Aerospace & Defense — 0.3%
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	192,000
300,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	322,500

		514,500

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — 1.9%
$46,423	Air Canada Pass Through Trust, Series 2013-1, Class A, 4.125%, 11/15/2026, 144A	$47,467
57,234	American Airlines Pass Through Trust, Series 2014-1, Class B, 4.375%, 4/01/2024	57,822
454,000	American Airlines Pass Through Trust, Series 2015-1, Class B, 3.700%, 11/01/2024	446,159
157,694	British Airways Pass Through Trust, Series 2013-1, Class B, 5.625%, 12/20/2021, 144A	166,590
17,217	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	17,835
80,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	83,400
25,322	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	28,708
12,128	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	13,522
655,000	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025, 144A	641,507
669,111	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	717,622
195,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	195,901
255,000	United Airlines Pass Through Trust, Series 2014-2, Class A, 3.750%, 3/03/2028	253,664
112,074	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	126,644
99,455	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	112,385

		2,909,226

	Automotive — 0.8%
165,000	General Motors Co., 5.200%, 4/01/2045	163,423
360,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	352,746
320,000	General Motors Financial Co., Inc., 4.000%, 1/15/2025	313,993
150,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	155,685
40,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	42,400
220,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	212,989

		1,241,236

	Banking — 4.2%
90,000	Ally Financial, Inc., 5.125%, 9/30/2024	90,225
64,000	Ally Financial, Inc., 8.000%, 11/01/2031	76,640
600,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	181,789
200,000	Bank of America Corp., MTN, 4.200%, 8/26/2024	199,518
116,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	113,634
155,000	Citigroup, Inc., 3.875%, 3/26/2025	148,475
355,000	Citigroup, Inc., 5.500%, 9/13/2025	383,683
230,000	Credit Agricole S.A., 4.375%, 3/17/2025, 144A	220,621
100,000	HBOS PLC, 6.000%, 11/01/2033, 144A	107,738
200,000	ING Bank NV, 5.800%, 9/25/2023, 144A	218,381
520,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	505,203
280,000	Itau Unibanco Holding S.A., 2.850%, 5/26/2018, 144A	277,760
400,000	JPMorgan Chase & Co., 3.875%, 9/10/2024	393,562
75,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	73,746

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Banking — continued
$440,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024	$440,259
100,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	114,196
275,000	Morgan Stanley, 3.950%, 4/23/2027	259,294
65,000	Morgan Stanley, 5.000%, 11/24/2025	68,046
175,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	146,403
100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	79,520
720,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	721,346
40,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	44,482
375,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	350,636
520,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	520,705
680,000	Standard Chartered PLC, 5.200%, 1/26/2024, 144A	712,014

		6,447,876

	Brokerage — 0.4%
140,000	Jefferies Group LLC, 5.125%, 1/20/2023	144,532
65,000	Jefferies Group LLC, 6.250%, 1/15/2036	64,454
20,000	Jefferies Group LLC, 6.450%, 6/08/2027	21,715
275,000	Jefferies Group LLC, 6.500%, 1/20/2043	268,678
95,000	Jefferies Group LLC, 6.875%, 4/15/2021	108,738

		608,117

	Building Materials — 0.5%
248,000	Masco Corp., 4.450%, 4/01/2025	248,620
30,000	Masco Corp., 5.950%, 3/15/2022	33,675
40,000	Masco Corp., 6.500%, 8/15/2032	42,200
20,000	Masco Corp., 7.750%, 8/01/2029	23,100
200,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	152,940
300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	69,956
225,000	Owens Corning, 4.200%, 12/01/2024	220,853

		791,344

	Cable Satellite — 0.8%
350,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	347,480
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	9,750
120,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	116,700
315,000	Cox Communications, Inc., 3.850%, 2/01/2025, 144A	302,730
260,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	212,083
280,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	261,147
40,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	38,725

		1,288,615

	Chemicals — 0.4%
120,000	Albemarle Corp., 4.150%, 12/01/2024	119,612
200,000	Hercules, Inc., 6.500%, 6/30/2029	182,000
275,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	270,875
25,000	Methanex Corp., 5.250%, 3/01/2022	26,746

		599,233

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Diversified Manufacturing — 0.1%
$200,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	$196,250

	Diversified Operations — 0.1%
140,000	Brixmor Operating Partnership LP, 3.850%, 2/01/2025	134,549

	Electric — 0.3%
115,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	46,879
88,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	35,602
300,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	344,250

		426,731

	Finance Companies — 1.8%
210,000	Air Lease Corp., 3.750%, 2/01/2022	209,874
170,000	Air Lease Corp., 4.250%, 9/15/2024	168,725
15,000	Aircastle Ltd., 5.500%, 2/15/2022	15,309
130,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	148,481
80,000	International Lease Finance Corp., 5.875%, 4/01/2019	85,296
80,000	International Lease Finance Corp., 6.250%, 5/15/2019	86,500
35,000	International Lease Finance Corp., 8.250%, 12/15/2020	41,563
105,000	International Lease Finance Corp., 8.625%, 1/15/2022	128,100
115,000	iStar Financial, Inc., 4.000%, 11/01/2017	112,988
95,000	iStar Financial, Inc., 5.000%, 7/01/2019	93,694
140,000	iStar Financial, Inc., 7.125%, 2/15/2018	145,768
160,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	155,600
58,000	Navient Corp., MTN, 6.125%, 3/25/2024	55,535
30,000	Navient LLC, 4.875%, 6/17/2019	29,700
354,000	Navient LLC, 5.500%, 1/25/2023	336,300
5,000	Navient LLC, MTN, 5.500%, 1/15/2019	5,098
180,000	Navient LLC, MTN, 7.250%, 1/25/2022	189,900
65,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	64,756
220,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	210,650
115,000	Springleaf Finance Corp., 5.250%, 12/15/2019	113,419
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	303,800
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	124,025

		2,825,081

	Financial Other — 0.2%
200,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	184,000
105,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	105,787
50,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	50,938

		340,725

	Food & Beverage — 0.2%
280,000	BRF S.A., 3.950%, 5/22/2023, 144A	264,950

	Government Owned – No Guarantee — 0.7%
59,000	Ecopetrol S.A., 5.875%, 9/18/2023	61,950
85,000	Ecopetrol S.A., 5.875%, 5/28/2045	75,013
315,000	Petrobras Global Finance BV, 6.250%, 3/17/2024	304,123

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — continued
52,400(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	$315,540
250,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	245,625

		1,002,251

	Healthcare — 1.3%
95,000	Fresenius Medical Care U.S. Finance II, Inc., 4.125%, 10/15/2020, 144A	96,188
45,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	44,550
25,000	HCA, Inc., 7.050%, 12/01/2027	26,125
75,000	HCA, Inc., 7.500%, 12/15/2023	82,500
520,000	HCA, Inc., 7.500%, 11/06/2033	564,200
310,000	HCA, Inc., 7.690%, 6/15/2025	351,850
20,000	HCA, Inc., 8.360%, 4/15/2024	23,600
140,000	HCA, Inc., MTN, 7.580%, 9/15/2025	154,700
50,000	HCA, Inc., MTN, 7.750%, 7/15/2036	53,250
255,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	255,000
35,000	THC Escrow Corp. II, 6.750%, 6/15/2023, 144A	35,700
345,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	356,212

		2,043,875

	Home Construction — 0.1%
145,000	Lennar Corp., 4.750%, 11/15/2022	142,463

	Independent Energy — 1.3%
10,000	California Resources Corp., 5.000%, 1/15/2020	8,800
125,000	California Resources Corp., 5.500%, 9/15/2021	108,775
120,000	California Resources Corp., 6.000%, 11/15/2024	103,200
140,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	121,450
5,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	4,525
295,000	Continental Resources, Inc., 3.800%, 6/01/2024	269,276
105,000	Continental Resources, Inc., 4.500%, 4/15/2023	101,242
60,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	59,250
35,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	32,375
35,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	33,687
70,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	67,112
80,000	Newfield Exploration Co., 5.375%, 1/01/2026	79,200
240,000	Newfield Exploration Co., 5.625%, 7/01/2024	242,400
35,000	Newfield Exploration Co., 5.750%, 1/30/2022	35,525
75,000	Noble Energy, Inc., 3.900%, 11/15/2024	73,947
55,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	55,825
15,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	15,375
5,000	QEP Resources, Inc., 5.375%, 10/01/2022	4,829
5,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	5,313
40,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	42,700
15,000	Rosetta Resources, Inc., 5.875%, 6/01/2024	16,162
10,000	SM Energy Co., 5.000%, 1/15/2024	9,475
50,000	SM Energy Co., 6.125%, 11/15/2022, 144A	51,385
105,000	Southwestern Energy Co., 4.100%, 3/15/2022	102,998
150,000	Southwestern Energy Co., 4.950%, 1/23/2025	151,546
100,000	Talisman Energy, Inc., 3.750%, 2/01/2021	98,998

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$5,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	$4,900
135,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	132,840

		2,033,110

	Integrated Energy — 0.2%
310,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	224,750

	Life Insurance — 0.0%
25,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	21,813

	Metals & Mining — 1.5%
255,000	Alcoa, Inc., 5.900%, 2/01/2027	269,663
40,000	Alcoa, Inc., 6.750%, 1/15/2028	44,500
435,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	440,437
225,000	ArcelorMittal, 7.500%, 3/01/2041	220,500
100,000	ArcelorMittal, 7.750%, 10/15/2039	99,500
505,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	470,545
160,000	Glencore Funding LLC, 4.000%, 4/16/2025, 144A	148,833
225,000	Glencore Funding LLC, 4.625%, 4/29/2024, 144A	222,998
85,000	Newcrest Finance Pty Ltd., 4.200%, 10/01/2022, 144A	79,622
200,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	184,000
145,000	Xstrata Finance Canada Ltd., 4.950%, 11/15/2021, 144A	152,272

		2,332,870

	Midstream — 1.2%
200,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 5/15/2023	197,282
300,000	Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 3/15/2024	294,750
215,000	Energy Transfer Partners LP, 4.050%, 3/15/2025	202,743
70,000	Energy Transfer Partners LP, 5.200%, 2/01/2022	73,292
50,000	EnLink Midstream Partners LP, 4.400%, 4/01/2024	50,134
100,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	108,294
295,000	Kinder Morgan, Inc., 4.300%, 6/01/2025	284,791
80,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	77,200
85,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020	92,474
60,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	63,871
100,000	Sunoco Logistics Partners Operations LP, 4.250%, 4/01/2024	97,104
130,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	128,700
5,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	4,625
35,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	34,650
85,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	88,400
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	15,562

		1,813,872

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — 0.8%
$100,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.735%, 11/10/2046, 144A(c)	$106,599
400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.521%, 12/05/2031, 144A(c)	407,939
260,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(c)	264,811
100,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/05/2030, 144A	100,868
165,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class C, 6.421%, 6/15/2043, 144A(c)	176,252
25,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(c)	25,845
100,000	SCG Trust, Series 2013-SRP1, Class D, 3.517%, 11/15/2026, 144A(c)	99,939
60,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.648%, 2/15/2044, 144A(c)	64,314

		1,246,567

	Oil Field Services — 0.2%
305,000	Rowan Cos., Inc., 4.750%, 1/15/2024	291,463
60,000	Transocean, Inc., 4.300%, 10/15/2022	45,150
10,000	Transocean, Inc., 6.875%, 12/15/2021	9,000

		345,613

	Paper — 0.2%
205,000	Weyerhaeuser Co., 6.875%, 12/15/2033	245,856
5,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,924
30,000	Weyerhaeuser Co., 7.375%, 3/15/2032	37,514

		289,294

	Pharmaceuticals — 0.7%
435,000	Actavis Funding SCS, 3.800%, 3/15/2025	427,310
620,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	652,937
15,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	15,638
10,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	10,625

		1,106,510

	Property & Casualty Insurance — 0.1%
170,000	Old Republic International Corp., 4.875%, 10/01/2024	175,875

	REITs – Health Care — 0.6%
195,000	HCP, Inc., 3.400%, 2/01/2025	183,078
245,000	HCP, Inc., 3.875%, 8/15/2024	239,081
315,000	HCP, Inc., 4.000%, 6/01/2025	308,386
200,000	Ventas Realty LP, 3.500%, 2/01/2025	192,240

		922,785

	REITs – Shopping Centers — 0.3%
285,000	DDR Corp., 3.625%, 2/01/2025	273,679
120,000	Retail Opportunity Investments Partnership LP, 4.000%, 12/15/2024	118,730

		392,409

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Retailers — 0.7%
$245,306	CVS Pass Through Trust, 4.704%, 1/10/2036, 144A	$257,770
202,311	CVS Pass Through Trust, 7.507%, 1/10/2032, 144A	254,919
385,689	CVS Pass Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	386,553
205,000	Dillard’s, Inc., 7.000%, 12/01/2028	226,525

		1,125,767

	Supermarkets — 0.2%
220,000	Delhaize Group S.A., 5.700%, 10/01/2040	223,278

	Supranational — 0.9%
33,450,000	European Bank for Reconstruction & Development, GMTN, 6.000%, 3/03/2016, (INR)	522,688
136,000,000	International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)	214,868
26,380,000	International Finance Corp., 7.800%, 6/03/2019, (INR)	427,432
415,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	128,247
435,000	International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	136,183

		1,429,418

	Technology — 1.9%
470,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	485,275
390,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	401,700
440,000	Arrow Electronics, Inc., 4.000%, 4/01/2025	430,187
90,000	Flextronics International Ltd., 4.750%, 6/15/2025, 144A	89,298
195,000	Flextronics International Ltd., 5.000%, 2/15/2023	198,812
435,000	Ingram Micro, Inc., 4.950%, 12/15/2024	444,631
415,000	Jabil Circuit, Inc., 4.700%, 9/15/2022	419,150
295,000	Keysight Technologies, Inc., 4.550%, 10/30/2024, 144A	284,732
225,000	KLA-Tencor Corp., 4.125%, 11/01/2021	230,821

		2,984,606

	Treasuries — 12.2%
20,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(f)	8,353
20,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(f)	8,455
10,000	Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(f)	4,250
15,000(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)	95,823
60,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	397,504
48,800(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	371,383
10,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	251,719
700,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	213,888
351,643	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(g)	321,204
889,245	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(g)	949,269
1,026,298	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(g)	1,446,760
197,908	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017(g)	200,598
4,432,379	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2019(g)	4,489,863
3,424,781	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020(g)	3,452,341

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Treasuries — continued
$2,311,578	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(g)	$2,254,330
2,836,755	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(g)	2,782,456
1,480,000	U.S. Treasury Note, 0.625%, 7/15/2016	1,484,046

		18,732,242

	Wireless — 0.3%
4,000,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	246,192
190,000	Crown Castle International Corp., 4.875%, 4/15/2022	191,900

		438,092

	Wirelines — 1.4%
545,000	AT&T, Inc., 3.400%, 5/15/2025	519,771
10,000	CenturyLink, Inc., 5.625%, 4/01/2020	10,013
80,000	CenturyLink, Inc., 7.650%, 3/15/2042	72,400
240,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	217,500
75,000	Embarq Corp., 7.995%, 6/01/2036	83,152
80,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	79,400
70,000	Level 3 Financing, Inc., 5.125%, 5/01/2023, 144A	68,687
5,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	5,050
35,000	Level 3 Financing, Inc., 6.125%, 1/15/2021	36,704
75,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	79,594
85,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	90,839
400,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	119,649
15,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,125
223,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	217,004
402,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	412,050
40,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	43,700
45,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	50,625
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	92,111

		2,214,374

	Total Non-Convertible Bonds (Identified Cost $68,481,747)	68,047,882

Convertible Bonds — 2.0%
	Building Materials — 0.2%
160,000	Lennar Corp., 3.250%, 11/15/2021, 144A	349,300

	Consumer Cyclical Services — 0.0%
5,000	Jarden Corp., 1.125%, 3/15/2034	5,822
30,000	Macquarie Infrastructure Corp., 2.875%, 7/15/2019	35,344

		41,166

	Consumer Products — 0.1%
105,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	107,363
45,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	46,153

		153,516

	Energy — 0.1%
135,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	110,194

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Media Entertainment — 0.0%
$60,000	Rovi Corp., 0.500%, 3/01/2020, 144A	$54,825

	Midstream — 0.2%
235,000	Whiting Petroleum Corp., 1.250%, 4/01/2020, 144A	256,737

	Pharmaceuticals — 0.7%
83,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	127,924
92,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	146,510
115,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021	142,456
55,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	283,594
70,000	Mylan, Inc., 3.750%, 9/15/2015	355,731

		1,056,215

	Property & Casualty Insurance — 0.1%
95,000	Old Republic International Corp., 3.750%, 3/15/2018	112,159

	REITs – Mortgage — 0.0%
5,000	Redwood Trust, Inc., 4.625%, 4/15/2018	4,794

	Technology — 0.6%
45,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	46,800
140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	190,575
35,000	Intel Corp., 2.950%, 12/15/2035	42,109
70,000	Novellus Systems, Inc., 2.625%, 5/15/2041	166,469
103,000	Nuance Communications, Inc., 1.500%, 11/01/2035	106,412
40,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A	65,125
175,000	SunEdison, Inc., 2.375%, 4/15/2022, 144A	232,640
40,000	SunEdison, Inc., 2.625%, 6/01/2023, 144A	40,500
46,000	SunEdison, Inc., 3.375%, 6/01/2025, 144A	47,524

		938,154

	Total Convertible Bonds (Identified Cost $2,356,075)	3,077,060

Municipals — 0.0%
	Michigan — 0.0%
45,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034 (Identified Cost $45,000)	38,105

	Total Bonds and Notes (Identified Cost $70,882,822)	71,163,047

Shares
Preferred Stocks — 1.8%
Convertible Preferred Stocks — 1.3%
	Banking — 0.1%
19	Bank of America Corp., Series L, 7.250%	21,128
70	Wells Fargo & Co., Series L, Class A, 7.500%	82,250

		103,378

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Shares	Description	Value (†)
	Consumer Non-Cyclical Services — 0.3%
7,554	Tyson Foods, Inc., 4.750%	$389,106

	Electric — 0.2%
1,532	Dominion Resources, Inc., 6.375%	71,544
1,013	Dominion Resources, Inc., Series A, 6.125%	54,287
1,817	Dominion Resources, Inc., Series B, 6.000%	97,809
1,871	NextEra Energy, Inc., 5.889%	115,460

		339,100

	Metals & Mining — 0.2%
6,837	Alcoa, Inc., Series 1, 5.375%	270,267

	Midstream — 0.1%
200	Chesapeake Energy Corp., 5.750%	136,125
7	Chesapeake Energy Corp., 5.750%, 144A	4,764

		140,889

	Pharmaceuticals — 0.3%
503	Allergan PLC, Series A, 5.500%	524,418

	REITs – Diversified — 0.1%
441	Crown Castle International Corp., Series A, 4.500%	45,511
2,595	Weyerhaeuser Co., Series A, 6.375%	134,940

		180,451

	REITs – Mortgage — 0.0%
469	iStar Financial, Inc., Series J, 4.500%	26,728

	Total Convertible Preferred Stocks (Identified Cost $1,991,792)	1,974,337

Non-Convertible Preferred Stocks — 0.5%
	Banking — 0.5%
1,824	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	48,245
144	Ally Financial, Inc., Series G, 7.000%, 144A	145,508
4,125	Countrywide Capital IV, 6.750%	104,610
20,424	SunTrust Banks, Inc., Series E, 5.875%	497,120

		795,483

	Total Non-Convertible Preferred Stocks (Identified Cost $770,209)	795,483

	Total Preferred Stocks (Identified Cost $2,762,001)	2,769,820

Principal Amount (‡)
Senior Loans — 0.2%
	Retailers — 0.1%
$124,796	Staples, Inc., Term Loan B, Zero Coupon, 4/07/2021(h)	124,510

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Supermarkets — 0.1%
$78,408	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(c)	$78,489

	Transportation Services — 0.0%
24,750	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(c)	24,735

	Total Senior Loans (Identified Cost $226,799)	227,734

Short-Term Investments — 0.7%
853,426	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $853,427 on 7/01/2015 collateralized by $335,000 U.S. Treasury Note, 2.000% due 2/28/2021 valued at $339,577; $105,000 U.S. Treasury Note, 2.000% due 2/28/2021 valued at $106,435; $435,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $428,475 including accrued interest (Note 2 of Notes to Financial Statements)	853,426
180,000	U.S. Treasury Bills, 0.056%, 8/06/2015(i)(j)	180,000

	Total Short-Term Investments (Identified Cost $1,033,417)	1,033,426

	Total Investments — 100.4% (Identified Cost $151,000,650)(a)	154,196,774
	Other assets less liabilities — (0.4)%	(623,869)

	Net Assets — 100.0%	$153,572,905

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At June 30, 2015, the net unrealized appreciation on investments based on a cost of $151,010,485 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,785,194
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(5,598,905)

	Net unrealized appreciation	$3,186,289

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(d)	Fair valued by the Fund’s adviser. At June 30, 2015, the value of these securities amounted to $27,862 or less than 0.1% of net assets.
(e)	Perpetual bond with no specified maturity date.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Treasury Inflation Protected Security (TIPS).

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

Natixis Diversified Income Fund – (continued)

(h)	Position is unsettled. Contract rate was not determined at June 30, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(j)	A portion of this security has been pledged as initial margin for potential futures activity.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $20,096,218 or 13.1% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso

Industry Summary at June 30, 2015 (Unaudited)

Treasuries	12.2%
Banking	4.8
REITs – Regional Malls	4.3
REITs – Apartments	4.2
Multi-Utilities	4.0
REITs – Office Property	3.8
Electric Utilities	3.4
REITs – Health Care	3.4
Pharmaceuticals	2.7
ABS Home Equity	2.6
Technology	2.5
REITs – Storage	2.3
REITs – Shopping Centers	2.3
REITs – Diversified	2.2
Other Investments, less than 2% each	45.0
Short-Term Investments	0.7

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of as of June 30, 2015 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 97.2% of Net Assets
	Air Freight & Logistics — 4.4%
253,194	Expeditors International of Washington, Inc.	$11,673,509
45,100	FedEx Corp.	7,685,040
43,977	United Parcel Service, Inc., Class B	4,261,811

		23,620,360

	Automobiles — 1.4%
231,700	General Motors Co.	7,722,561

	Banks — 6.6%
862,200	Bank of America Corp.	14,674,644
203,300	Citigroup, Inc.	11,230,292
147,900	JPMorgan Chase & Co.	10,021,704

		35,926,640

	Beverages — 6.3%
123,438	Coca-Cola Co. (The)	4,842,473
58,800	Diageo PLC, Sponsored ADR	6,823,152
122,103	Monster Beverage Corp.(b)	16,364,244
119,768	SABMiller PLC, Sponsored ADR	6,255,482

		34,285,351

	Biotechnology — 0.8%
28,203	Amgen, Inc.	4,329,725

	Capital Markets — 4.5%
132,600	Franklin Resources, Inc.	6,501,378
159,410	Greenhill & Co., Inc.	6,588,415
230,957	SEI Investments Co.	11,323,822

		24,413,615

	Chemicals — 1.6%
81,950	Monsanto Co.	8,735,051

	Communications Equipment — 5.6%
527,618	Cisco Systems, Inc.	14,488,390
254,894	QUALCOMM, Inc.	15,964,011

		30,452,401

	Consumer Finance — 2.0%
27,117	American Express Co.	2,107,533
99,700	Capital One Financial Corp.	8,770,609

		10,878,142

	Diversified Financial Services — 1.6%
138,826	MSCI, Inc.	8,544,740

	Energy Equipment & Services — 2.3%
109,600	Halliburton Co.	4,720,472
92,136	Schlumberger Ltd.	7,941,202

		12,661,674

	Food Products — 1.4%
587,376	Danone, Sponsored ADR	7,606,519

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of as of June 30, 2015 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Health Care Equipment & Supplies — 2.7%
49,100	Medtronic PLC	$3,638,310
112,607	Varian Medical Systems, Inc.(b)	9,496,148
11,309	Zimmer Biomet Holdings, Inc.	1,235,282

		14,369,740

	Health Care Providers & Services — 1.4%
60,300	UnitedHealth Group, Inc.	7,356,600

	Hotels, Restaurants & Leisure — 1.1%
65,195	Yum! Brands, Inc.	5,872,766

	Household Products — 0.9%
60,875	Procter & Gamble Co. (The)	4,762,860

	Industrial Conglomerates — 1.9%
381,000	General Electric Co.	10,123,170

	Insurance — 5.0%
123,700	Aflac, Inc.	7,694,140
178,400	American International Group, Inc.	11,028,688
84,400	Aon PLC	8,412,992

		27,135,820

	Internet & Catalog Retail — 6.5%
62,720	Amazon.com, Inc.(b)	27,226,125
277,900	Liberty Interactive Corp., Class A(b)	7,711,725

		34,937,850

	Internet Software & Services — 8.6%
97,559	Alibaba Group Holding Ltd., Sponsored ADR(b)	8,026,179
171,440	Facebook, Inc., Class A(b)	14,703,552
30,245	Google, Inc., Class A(b)	16,333,510
10,367	Google, Inc., Class C(b)	5,396,127
58,085	HomeAway, Inc.(b)	1,807,605

		46,266,973

	IT Services — 5.6%
33,116	Automatic Data Processing, Inc.	2,656,897
118,700	MasterCard, Inc., Class A	11,096,076
245,739	Visa, Inc., Class A	16,501,374

		30,254,347

	Media — 2.1%
499,000	News Corp., Class A(b)	7,280,410
59,900	Omnicom Group, Inc.	4,162,451

		11,442,861

	Metals & Mining — 0.5%
32,593	Compass Minerals International, Inc.	2,677,189

	Oil, Gas & Consumable Fuels — 1.7%
163,600	Apache Corp.	9,428,268

	Personal Products — 1.1%
136,900	Unilever PLC, Sponsored ADR	5,881,224

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of as of June 30, 2015 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Shares	Description	Value (†)
	Pharmaceuticals — 4.8%
45,130	Merck & Co., Inc.	$2,569,251
70,194	Novartis AG, ADR	6,902,878
172,734	Novo Nordisk AS, Sponsored ADR	9,458,914
138,300	Sanofi, ADR	6,849,999

		25,781,042

	Semiconductors & Semiconductor Equipment — 3.4%
8,675	Altera Corp.	444,160
16,197	Analog Devices, Inc.	1,039,604
154,543	ARM Holdings PLC, Sponsored ADR	7,614,334
278,700	Intel Corp.	8,476,661
23,927	Linear Technology Corp.	1,058,291

		18,633,050

	Software — 8.7%
144,576	Autodesk, Inc.(b)	7,239,643
44,545	FactSet Research Systems, Inc.	7,239,008
257,661	Microsoft Corp.	11,375,733
530,799	Oracle Corp.	21,391,200

		47,245,584

	Specialty Retail — 0.2%
18,092	Lowe’s Cos., Inc.	1,211,621

	Technology Hardware, Storage & Peripherals — 1.6%
67,700	Apple, Inc.	8,491,273

	Textiles, Apparel & Luxury Goods — 0.9%
122,888	adidas AG, Sponsored ADR	4,725,842

	Total Common Stocks (Identified Cost $455,240,369)	525,774,859

Principal Amount	Description
Short-Term Investments — 2.9%
$15,822,575	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $15,822,579 on 7/01/2015 collateralized by $16,265,000 Federal National Mortgage Association, 2.635% due 9/13/2023 valued at $16,143,013 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $15,822,575)	15,822,575

	Total Investments — 100.1% (Identified Cost $471,062,944)(a)	541,597,434
	Other assets less liabilities — (0.1)%	(424,894)

	Net Assets — 100.0%	$541,172,540

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of as of June 30, 2015 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2015, the net unrealized appreciation on investments based on a cost of $471,062,944 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$85,530,438
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,995,948)

	Net unrealized appreciation	$70,534,490

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2015 (Unaudited)

Software	8.7%
Internet Software & Services	8.6
Banks	6.6
Internet & Catalog Retail	6.5
Beverages	6.3
Communications Equipment	5.6
IT Services	5.6
Insurance	5.0
Pharmaceuticals	4.8
Capital Markets	4.5
Air Freight & Logistics	4.4
Semiconductors & Semiconductor Equipment	3.4
Health Care Equipment & Supplies	2.7
Energy Equipment & Services	2.3
Media	2.1
Consumer Finance	2.0
Other Investments, less than 2% each	18.1
Short-Term Investments	2.9

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2015 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 15.0% of Net Assets
	France — 2.3%
900,000	France Government Bond OAT, 3.500%, 4/25/2020, (EUR)(b)	$1,156,867

	Germany — 2.5%
390,000	Bundesrepublik Deutschland, 1.500%, 2/15/2023, (EUR)(b)	467,570
600,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	765,748

		1,233,318

	Japan — 4.8%
280,000,000	Japan Government Ten Year Bond, 1.000%, 3/20/2022, (JPY)(b)	2,411,057

	Spain — 4.8%
1,850,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(d)	2,423,446

	United Kingdom — 0.6%
200,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)	321,603

	Total Bonds and Notes (Identified Cost $8,287,907)	7,546,291

Shares
Exchange-Traded Funds — 9.6%
	United States — 9.6%
5,710	iShares® MSCI China ETF(b)(c)	319,988
26,610	iShares® MSCI Emerging Markets ETF(b)(c)	1,054,288
10,500	iShares® MSCI India ETF(c)(d)	318,255
2,425	iShares® MSCI Indonesia ETF(b)(c)	56,187
10,050	iShares® MSCI Malaysia ETF(c)(d)	121,706
800	iShares® MSCI Philippines ETF(b)(c)	30,800
8,625	iShares® MSCI South Korea Capped ETF(c)(d)	475,324
59,600	iShares® MSCI Switzerland Capped ETF(b)(c)	1,951,900
26,030	iShares® MSCI Taiwan ETF(c)(d)	410,754
700	iShares® MSCI Thailand Capped ETF(b)(c)	52,122

	Total Exchange-Traded Funds (Identified Cost $5,120,615)	4,791,324

Contracts
Purchased Options — 0.2%
	Options on Futures Contracts — 0.2%
170	E-mini S&P 500®, Call expiring July 17, 2015 at 2090 (Identified Cost $123,250)	104,125

Principal Amount (‡)
Short-Term Investments — 66.1%
$24,678,950	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $24,678,957 on 7/01/2015 collateralized by $24,835,000 U.S. Treasury Note, 2.000% due 2/28/2021 valued at $25,174,296 including accrued interest (Note 2 of Notes to Financial Statements)	24,678,950

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2015 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — continued
$2,000,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $2,000,001 on 7/01/2015 collateralized by $2,185,000 Federal Home Loan Banks, 3.180% due 12/06/2032 valued at $2,042,975 including accrued interest (Note 2 of Notes to Financial Statements)(b)	$2,000,000
1,100,000	Spain Letras del Tesoro Bills, 0.019%, 9/18/2015, (EUR)(e)	1,226,217
2,500,000	U.S. Treasury Bills, 0.006%, 8/20/2015(e)	2,499,982
1,800,000	United Kingdom Treasury Bills, 0.460%, 9/07/2015, (GBP)(e)	2,825,427

	Total Short-Term Investments (Identified Cost $33,282,256)	33,230,576

	Total Investments — 90.9% (Identified Cost $46,814,028)(a)	45,672,316
	Other assets less liabilities — 9.1%	4,581,714

	Net Assets — 100.0%	$50,254,030

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At June 30, 2015, the net unrealized depreciation on investments based on a cost of $46,884,389 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$32,259
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,244,332)

	Net unrealized depreciation	$(1,212,073)

(b)	All of this security has been designated to cover the Fund’s obligations under open futures contracts or options.
(c)	iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. Neither BlackRock Institutional Trust Company, N.A. nor the iShares® Funds make any representations regarding the advisability of investing in the SeeyondSM Multi-Asset Allocation Fund.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts or options.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $2,423,446 or 4.8% of net assets.

ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of June 30, 2015 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund – (continued)

At June 30, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200™	9/17/2015	8	$830,278	$(17,810)
DAX	9/18/2015	2	613,959	555
E-mini S&P 500®	9/18/2015	70	7,190,750	(83,307)
EURO STOXX 50®	9/18/2015	127	4,882,035	7,466
Euro-BTP	9/08/2015	9	1,306,481	(20,208)
Euro-Buxl® 30 Year Bond	9/08/2015	2	331,422	(3,969)
FTSE 100 Index	9/18/2015	21	2,145,887	(45,064)
FTSE MIB	9/18/2015	13	1,636,959	10,478
German Euro Bund, Call options at 153*	7/24/2015	19	20,759	(3,177)
German Euro Bund	9/08/2015	14	2,372,400	9,420
IBEX 35	7/17/2015	3	361,762	(319)
Mini-Russell 2000	9/18/2015	13	1,625,520	(5,980)
Nikkei 225™	9/10/2015	35	3,544,625	(68,250)
S&P/TSX 60 Index	9/17/2015	4	540,528	(6,078)
UK Long Gilt	9/28/2015	2	363,682	(3,614)
Ultra Long U.S. Treasury Bond	9/21/2015	14	2,156,875	(75,359)
10 Year U.S. Treasury Note	9/21/2015	27	3,406,641	(15,172)

Total				$(320,388)

At June 30, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
CBOE SPX Volitility Index	7/22/2015	8	$138,600	$(2,200)
CBOE SPX Volitility Index	8/19/2015	9	156,375	(2,925)
Swiss Franc	9/14/2015	7	938,175	2,313

Total				$(2,812)

*Futures on German Euro Bund options are categorized as futures for valuation purposes but carry the risks associated with investments in options (see Note 2 of Notes to Financial Statements).

Industry Summary at June 30, 2015 (Unaudited)

Treasuries	15.0%
Exchange-Traded Funds	9.6
Purchased Options	0.2
Short-Term Investments	66.1

Total Investments	90.9
Other assets less liabilities (including futures contracts)	9.1

Net Assets	100.0%

See accompanying notes to financial statements.

47  |

Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

	McDonnell Intermediate Municipal Bond Fund	Natixis Diversified Income Fund	Natixis U.S. Equity Opportunities Fund	SeeyondSM Multi-Asset Allocation Fund
ASSETS
Investments at cost	$28,841,494	$150,147,224	$455,240,369	$20,135,078
Repurchase agreement(s) at cost	1,922,535	853,426	15,822,575	26,678,950
Net unrealized appreciation (depreciation)	477,126	3,196,124	70,534,490	(1,141,712)

Investments at value	31,241,155	154,196,774	541,597,434	45,672,316
Due from broker (including variation margin on futures contracts) (Note 2)	—	—	—	307,015
Foreign currency at value (identified cost $0, $0, $0 and $4,842,558, respectively)	—	—	—	4,500,492
Receivable for Fund shares sold	172,138	211,904	332,481	—
Receivable for securities sold	—	2,501,697	—	—
Dividends and interest receivable	383,970	907,461	345,283	152,725
Tax reclaims receivable	—	289	823	—
Unrealized appreciation on futures contracts (Note 2)	—	—	—	30,232

TOTAL ASSETS	31,797,263	157,818,125	542,276,021	50,662,780

LIABILITIES
Payable for securities purchased	—	260,328	—	—
Payable for Fund shares redeemed	208,714	3,266,022	255,232	—
Unrealized depreciation on futures contracts (Note 2)	—	—	—	353,432
Distributions payable	23,316	—	—	—
Management fees payable (Note 6)	152	74,490	364,263	18,582
Deferred Trustees’ fees (Note 6)	21,582	69,906	361,001	8,800
Administrative fees payable (Note 6)	1,142	5,778	19,337	1,772
Payable to distributor (Note 6d)	57	1,073	2,400	3
Other accounts payable and accrued expenses	32,246	567,623	101,248	26,161

TOTAL LIABILITIES	287,209	4,245,220	1,103,481	408,750

NET ASSETS	$31,510,054	$153,572,905	$541,172,540	$50,254,030

NET ASSETS CONSIST OF:
Paid-in capital	$31,436,383	$151,447,920	$458,049,337	$51,875,417
Undistributed (Distributions in excess of) net investment income/Accumulated net investment loss	(19,634)	159,611	27,224	(933,317)
Accumulated net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	(383,821)	(1,229,695)	12,561,489	998,184
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	477,126	3,195,069	70,534,490	(1,686,254)

NET ASSETS	$31,510,054	$153,572,905	$541,172,540	$50,254,030

See accompanying notes to financial statements.

|  48

Statements of Assets and Liabilities (continued)

June 30, 2015 (Unaudited)

	McDonnell Intermediate Municipal Bond Fund	Natixis Diversified Income Fund	Natixis U.S. Equity Opportunities Fund	SeeyondSM Multi-Asset Allocation Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$3,187,608	$83,570,107	$422,480,890	$105,371

Shares of beneficial interest	321,541	6,420,424	15,167,036	10,985

Net asset value and redemption price per share	$9.91	$13.02	$27.86	$9.59

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.27	$13.63	$29.56	$10.18

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$—	$—	$1,000,463	$—

Shares of beneficial interest	—	—	49,052	—

Net asset value and offering price per share	$—	$—	$20.40	$—

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,365,361	$51,714,003	$59,315,181	$141,172

Shares of beneficial interest	238,610	3,987,974	2,906,291	14,825

Net asset value and offering price per share	$9.91	$12.97	$20.41	$9.52

Class Y shares:
Net assets	$25,957,085	$18,288,795	$58,376,006	$50,007,487

Shares of beneficial interest	2,617,045	1,411,763	1,837,092	5,202,860

Net asset value, offering and redemption price per share	$9.92	$12.95	$31.78	$9.61

See accompanying notes to financial statements.

49  |

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

	McDonnell Intermediate Municipal Bond Fund	Natixis Diversified Income Fund	Natixis U.S. Equity Opportunities Fund	SeeyondSM Multi-Asset Allocation Fund
INVESTMENT INCOME
Dividends	$—	$1,677,959	$4,172,541	$64,156
Interest	345,202	1,450,756	1,687	34,376
Less net foreign taxes withheld	—	(263)	(135,913)	—

	345,202	3,128,452	4,038,315	98,532

Expenses
Management fees (Note 6)	66,013	511,683	2,132,222	211,845
Service and distribution fees (Note 6)	14,875	413,771	826,488	315
Administrative fees (Note 6)	7,001	39,464	113,048	10,572
Trustees’ fees and expenses (Note 6)	8,143	9,557	13,773	8,200
Transfer agent fees and expenses (Note 6)	5,176	67,954	276,571	2,650
Audit and tax services fees	25,231	23,391	23,410	27,284
Custodian fees and expenses	4,367	38,291	15,276	8,197
Interest expense (Note 10)	—	—	—	6,148
Legal fees	156	897	2,462	250
Registration fees	22,745	31,773	35,766	33,145
Shareholder reporting expenses	1,239	8,603	38,685	1,033
Miscellaneous expenses	4,821	7,319	9,477	5,741

Total expenses	159,767	1,152,703	3,487,178	315,380
Less waiver and/or expense reimbursement (Note 6)	(54,124)	(785)	—	(47,227)

Net expenses	105,643	1,151,918	3,487,178	268,153

Net investment income (loss)	239,559	1,976,534	551,137	(169,621)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	17,595	7,823,546	13,199,402	(193,119)
Futures contracts	—	(92,523)	—	2,587,566
Options written	—	—	—	(17,186)
Foreign currency transactions	—	46,027	—	(591,752)
Net change in unrealized appreciation (depreciation) on:
Investments	(285,971)	(13,949,800)	1,246,224	(431,339)
Futures contracts	—	55,028	—	(1,286,507)
Options written	—	—	—	(939)
Foreign currency translations	—	(46,228)	—	330,452

Net realized and unrealized gain (loss) on investments, futures contracts, options written and foreign currency transactions	(268,376)	(6,163,950)	14,445,626	397,176

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(28,817)	$(4,187,416)	$14,996,763	$227,555

See accompanying notes to financial statements.

|  50

Statements of Changes in Net Assets

	McDonnell Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$239,559	$394,617
Net realized gain (loss) on investments	17,595	(53,090)
Net change in unrealized appreciation (depreciation) on investments	(285,971)	1,268,045

Net increase (decrease) in net assets resulting from operations	(28,817)	1,609,572

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(20,385)	(19,275)
Class C	(7,299)	(2,856)
Class Y	(230,155)	(372,573)

Total distributions	(257,839)	(394,704)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(1,138,498)	8,914,814

Net increase (decrease) in net assets	(1,425,154)	10,129,682
NET ASSETS
Beginning of the period	32,935,208	22,805,526

End of the period	$31,510,054	$32,935,208

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(19,634)	$(1,354)

See accompanying notes to financial statements.

51  |

Statements of Changes in Net Assets (continued)

	Natixis Diversified Income Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$1,976,534	$3,106,711
Net realized gain on investments, futures contracts and foreign currency transactions	7,777,050	1,572,175
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	(13,941,000)	12,494,829

Net increase (decrease) in net assets resulting from operations	(4,187,416)	17,173,715

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(1,027,037)	(2,341,189)
Class C	(367,194)	(952,028)
Class Y	(223,416)	(147,181)

Total distributions	(1,617,647)	(3,440,398)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(18,998,838)	36,464,179

Net increase (decrease) in net assets	(24,803,901)	50,197,496
NET ASSETS
Beginning of the period	178,376,806	128,179,310

End of the period	$153,572,905	$178,376,806

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$159,611	$(199,276)

See accompanying notes to financial statements.

|  52

Statements of Changes in Net Assets (continued)

	Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income (loss)	$551,137	$(9,903)
Net realized gain on investments	13,199,402	137,496,577
Net change in unrealized appreciation (depreciation) on investments	1,246,224	(80,424,544)

Net increase in net assets resulting from operations	14,996,763	57,062,130

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized capital gains
Class A	(5,105,793)	(108,546,162)
Class B	(36,942)	(1,183,478)
Class C	(959,797)	(18,242,647)
Class Y	(575,447)	(9,498,229)

Total distributions	(6,677,979)	(137,470,516)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	37,291,989	128,349,059

Net increase in net assets	45,610,773	47,940,673
NET ASSETS
Beginning of the period	495,561,767	447,621,094

End of the period	$541,172,540	$495,561,767

UNDISTRIBUTED NET INVESTMENT INCOME/ACCUMULATED NET INVESTMENT LOSS	$27,224	$(523,913)

See accompanying notes to financial statements.

53  |

Statements of Changes in Net Assets (continued)

	SeeyondSM Multi-Asset Allocation Fund
	Six Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014 (a)
FROM OPERATIONS:
Net investment loss	$(169,621)	$(171,011)
Net realized gain (loss) on investments, futures contracts, options written and foreign currency transactions	1,785,509	(1,106,933)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written and foreign currency translations	(1,388,333)	(297,921)

Net increase (decrease) in net assets resulting from operations	227,555	(1,575,865)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized capital gains
Class A	(453)	—
Class C	(576)	—
Class Y	(658,223)	—

Total distributions	(659,252)	—

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	1,901,956	50,359,636

Net increase in net assets	1,470,259	48,783,771
NET ASSETS
Beginning of the period	48,783,771	—

End of the period	$50,254,030	$48,783,771

ACCUMULATED NET INVESTMENT LOSS	$(933,317)	$(763,696)

(a)	From commencement of operations on July 23, 2014 through December 31, 2014.

See accompanying notes to financial statements.

|  54

Financial Highlights

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$10.00		$9.54	$9.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06		0.11	0.09	(0.01)
Net realized and unrealized gain (loss)	(0.08)		0.47	(0.35)	(0.10)

Total from Investment Operations	(0.02)		0.58	(0.26)	(0.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.12)	(0.09)	—
Net realized capital gains	—		—	—	—

Total Distributions	(0.07)		(0.12)	(0.09)	—

Net asset value, end of the period	$9.91		$10.00	$9.54	$9.89

Total return(b)(c)	(0.20	)%(d)	6.08%	(2.66)%	(1.10	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,188		$2,399	$1,047	$1
Net expenses(e)	0.80	%(f)	0.80%	0.80%	2.19	%(f)(g)
Gross expenses	1.13	%(f)	1.26%	1.37%	2.23	%(f)
Net investment income (loss)	1.30	%(f)	1.15%	0.90%	(0.71	)%(f)
Portfolio turnover rate	3%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$9.99		$9.54	$9.89	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03		0.04	0.01	(0.01)
Net realized and unrealized gain (loss)	(0.08)		0.45	(0.34)	(0.10)

Total from Investment Operations	(0.05)		0.49	(0.33)	(0.11)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.04)	(0.02)	—
Net realized capital gains	—		—	—	—

Total Distributions	(0.03)		(0.04)	(0.02)	—

Net asset value, end of the period	$9.91		$9.99	$9.54	$9.89

Total return(b)(c)	(0.48	)%(d)	5.18%	(0.35)%	(1.10	)%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,365		$2,223	$55	$1
Net expenses(e)	1.55	%(f)	1.55%	1.55%	2.20	%(f)(g)
Gross expenses	1.88	%(f)	2.04%	2.08%	2.24	%(f)
Net investment income (loss)	0.54	%(f)	0.41%	0.14%	(0.73	)%(f)
Portfolio turnover rate	3%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	McDonnell Intermediate Municipal Bond Fund—Class Y
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$10.00		$9.54	$9.88	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08		0.14	0.11	(0.01)
Net realized and unrealized gain (loss)	(0.08)		0.46	(0.34)	(0.11)

Total from Investment Operations	—		0.60	(0.23)	(0.12)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.14)	(0.11)	—
Net realized capital gains	—		—	—	—

Total Distributions	(0.08)		(0.14)	(0.11)	—

Net asset value, end of the period	$9.92		$10.00	$9.54	$9.88

Total return(b)	0.02	%(c)	6.36%	(2.31)%	(1.20	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,957		$28,314	$21,704	$14,827
Net expenses(d)	0.55	%(e)	0.55%	0.55%	2.33	%(e)(f)
Gross expenses	0.88	%(e)	1.02%	1.04%	2.37	%(e)
Net investment income (loss)	1.54	%(e)	1.46%	1.13%	(0.84	)%(e)
Portfolio turnover rate	3%		10%	37%	0%

*	From commencement of operations on November 16, 2012 through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Prior to December 31, 2012, there was no expense limitation agreement in place for the Fund.

See accompanying notes to financial statements.

57  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Diversified Income Fund—Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$13.45		$12.21	$11.83	$10.74	$10.41	$9.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.32	0.29	0.29	0.34	0.34
Net realized and unrealized gain (loss)	(0.45)		1.26	0.40	1.12	0.40	1.18

Total from Investment Operations	(0.30)		1.58	0.69	1.41	0.74	1.52

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.34)	(0.31)	(0.32)	(0.41)	(0.33)
Net realized capital gains	—		—	—	—	—	—

Total Distributions	(0.13)		(0.34)	(0.31)	(0.32)	(0.41)	(0.33)

Net asset value, end of the period	$13.02		$13.45	$12.21	$11.83	$10.74	$10.41

Total return(b)	(2.24	)%(c)	13.08%	5.84%	13.22%	7.21%	16.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$83,570		$110,874	$79,039	$78,216	$45,211	$35,787
Net expenses	1.04	%(d)	1.06%	1.09%	1.11%	1.13%	1.19%
Gross expenses	1.04	%(d)	1.06%	1.09%	1.11%	1.13%	1.19%
Net investment income	2.27	%(d)	2.46%	2.34%	2.53%	3.17%	3.51%
Portfolio turnover rate	30%		41%	41%	29%	20%	28%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  58

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Diversified Income Fund—Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net asset value, beginning of the period	$13.41		$12.17	$11.80	$10.71	$10.39	$9.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.22	0.19	0.20	0.26	0.27
Net realized and unrealized gain (loss)	(0.46)		1.27	0.39	1.12	0.39	1.17

Total from Investment Operations	(0.35)		1.49	0.58	1.32	0.65	1.44

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.25)	(0.21)	(0.23)	(0.33)	(0.25)
Net realized capital gains	—		—	—	—	—	—

Total Distributions	(0.09)		(0.25)	(0.21)	(0.23)	(0.33)	(0.25)

Net asset value, end of the period	$12.97		$13.41	$12.17	$11.80	$10.71	$10.39

Total return(b)	(2.63	)%(c)	12.28%	4.98%	12.43%	6.33%	15.90%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$51,714		$53,074	$48,512	$49,697	$29,814	$27,355
Net expenses	1.80	%(d)	1.81%	1.84%	1.86%	1.88%	1.94%
Gross expenses	1.80	%(d)	1.81%	1.84%	1.86%	1.88%	1.94%
Net investment income	1.62	%(d)	1.70%	1.59%	1.79%	2.42%	2.76%
Portfolio turnover rate	30%		41%	41%	29%	20%	28%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

59  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Diversified Income Fund—Class Y
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014	Year Ended December 31, 2013	Period Ended December 31, 2012*
Net asset value, beginning of the period	$13.39		$12.19	$11.83	$11.72

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.18		0.38	0.33	(0.02)
Net realized and unrealized gain (loss)	(0.47)		1.19	0.37	0.18

Total from Investment Operations	(0.29)		1.57	0.70	0.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.37)	(0.34)	(0.05)
Net realized capital gains	—		—	—	—

Total Distributions	(0.15)		(0.37)	(0.34)	(0.05)

Net asset value, end of the period	$12.95		$13.39	$12.19	$11.83

Total return	(2.20	)%(b)	13.05%	5.93%	1.35	%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$18,289		$14,428	$628	$1
Net expenses	0.80	%(c)	0.82%	0.83%	1.00	%(c)
Gross expenses	0.80	%(c)	0.82%	0.83%	1.00	%(c)
Net investment income (loss)	2.72	%(c)	2.92%	2.71%	(2.37	)%(c)
Portfolio turnover rate	30%		41%	41%	29%

*	From commencement of operations on December 3, 2012, through December 31, 2012.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  60

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$27.40		$33.07		$26.35		$23.56		$25.17		$20.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04		0.02		(0.04)		0.07		(0.04)		0.03	(b)
Net realized and unrealized gain (loss)	0.76		4.31		9.34		4.12		(0.69)		4.50

Total from Investment Operations	0.80		4.33		9.30		4.19		(0.73)		4.53

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		(0.07)		—		(0.04)
Net realized capital gains	(0.34)		(10.00)		(2.58)		(1.33)		(0.88)		—

Total Distributions	(0.34)		(10.00)		(2.58)		(1.40)		(0.88)		(0.04)

Increase from regulatory settlements	—		—		—		—		—		0.00	(c)

Net asset value, end of the period	$27.86		$27.40		$33.07		$26.35		$23.56		$25.17

Total return(d)	2.90	%(e)	12.94%		35.75	%(f)	17.79	%(f)	(2.79	)%(f)	21.90	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$422,481		$400,678		$371,102		$289,898		$281,467		$314,384
Net expenses	1.25	%(g)	1.29	%(h)	1.30	%(i)	1.30	%(i)	1.34	%(i)(j)	1.40	%(i)
Gross expenses	1.25	%(g)	1.29	%(h)	1.32%		1.35%		1.38%		1.50%
Net investment income (loss)	0.27	%(g)	0.07%		(0.12)%		0.25%		(0.15)%		0.14	%(b)
Portfolio turnover rate	8%		93	%(k)	50%		52%		97%		79%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.04) and the ratio of net investment loss to average net assets would have been (0.19)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.02%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Effective June 1, 2011, the expense limit decreased to 1.30%.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

61  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class B
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$20.23		$26.91		$21.98		$19.93		$21.60		$17.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.19)		(0.22)		(0.12)		(0.21)		(0.12	)(b)
Net realized and unrealized gain (loss)	0.56		3.51		7.73		3.50		(0.58)		3.87

Total from Investment Operations	0.51		3.32		7.51		3.38		(0.79)		3.75

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		—		—		—
Net realized capital gains	(0.34)		(10.00)		(2.58)		(1.33)		(0.88)		—

Total Distributions	(0.34)		(10.00)		(2.58)		(1.33)		(0.88)		—

Increase from regulatory settlements	—		—		—		—		—		0.00	(c)

Net asset value, end of the period	$20.40		$20.23		$26.91		$21.98		$19.93		$21.60

Total return(d)	2.49	%(e)	12.14%		34.70	%(f)	16.97	%(f)	(3.53	)%(f)	21.01	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,000		$3,324		$7,708		$11,172		$16,820		$28,787
Net expenses	1.99	%(g)	2.04	%(h)	2.05	%(i)	2.05	%(i)	2.10	%(i)(j)	2.15	%(i)
Gross expenses	1.99	%(g)	2.04	%(h)	2.07%		2.10%		2.13%		2.25%
Net investment loss	(0.50	)%(g)	(0.70)%		(0.89)%		(0.55)%		(0.94)%		(0.66	)%(b)
Portfolio turnover rate	8%		93	%(k)	50%		52%		97%		79%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.18) and the ratio of net investment loss to average net assets would have been (0.98)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class B shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.02%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Effective June 1, 2011, the expense limit decreased to 2.05%.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

|  62

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$20.24		$26.92		$21.99		$19.94		$21.61		$17.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.05)		(0.19)		(0.22)		(0.11)		(0.20)		(0.12	)(b)
Net realized and unrealized gain (loss)	0.56		3.51		7.73		3.49		(0.59)		3.87

Total from Investment Operations	0.51		3.32		7.51		3.38		(0.79)		3.75

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		—		—		—
Net realized capital gains	(0.34)		(10.00)		(2.58)		(1.33)		(0.88)		—

Total Distributions	(0.34)		(10.00)		(2.58)		(1.33)		(0.88)		—

Increase from regulatory settlements	—		—		—		—		—		0.00	(c)

Net asset value, end of the period	$20.41		$20.24		$26.92		$21.99		$19.94		$21.61

Total return(d)	2.49	%(e)	12.12%		34.69	%(f)	16.96	%(f)	(3.53	)%(f)	21.00	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$59,315		$53,925		$44,150		$30,525		$28,462		$30,912
Net expenses	2.00	%(g)	2.04	%(h)	2.05	%(i)	2.05	%(i)	2.09	%(i)(j)	2.15	%(i)
Gross expenses	2.00	%(g)	2.04	%(h)	2.07%		2.10%		2.13%		2.25%
Net investment loss	(0.48	)%(g)	(0.68)%		(0.86)%		(0.49)%		(0.90)%		(0.62	)%(b)
Portfolio turnover rate	8%		93	%(k)	50%		52%		97%		79%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.18) and the ratio of net investment loss to average net assets would have been (0.94)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes fee/expense recovery of 0.01%.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Effective June 1, 2011, the expense limit decreased to 2.05%.
(k)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

63  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
Net asset value, beginning of the period	$31.18		$36.32		$28.68		$25.52		$27.12		$22.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.12		0.05		0.17		0.04		0.05	(b)
Net realized and unrealized gain (loss)	0.86		4.74		10.17		4.46		(0.76)		4.90

Total from Investment Operations	0.94		4.86		10.22		4.63		(0.72)		4.95

LESS DISTRIBUTIONS FROM:
Net investment income	—		—		—		(0.14)		—		(0.10)
Net realized capital gains	(0.34)		(10.00)		(2.58)		(1.33)		(0.88)		—

Total Distributions	(0.34)		(10.00)		(2.58)		(1.47)		(0.88)		(0.10)

Increase from regulatory settlements	—		—		—		—		—		0.00	(c)

Net asset value, end of the period	$31.78		$31.18		$36.32		$28.68		$25.52		$27.12

Total return	3.00	%(d)	13.25%		36.06	%(e)	18.15	%(e)	(2.56	)%(e)	22.21	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$58,376		$37,636		$24,661		$11,035		$2,047		$1,317
Net expenses	1.00	%(f)	1.05	%(g)	1.05	%(h)	1.05	%(h)	1.09	%(h)(i)	1.15	%(h)
Gross expenses	1.00	%(f)	1.05	%(g)	1.07%		1.10%		1.14%		1.24%
Net investment income	0.52	%(f)	0.32%		0.13%		0.61%		0.16%		0.22	%(b)
Portfolio turnover rate	8%		93	%(j)	50%		52%		97%		79%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.02) and the ratio of net investment loss to average net assets would have been (0.08)%.
(c)	Amount rounds to less than $0.01 per share.
(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes fee/expense recovery of 0.01%.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Effective June 1, 2011, the expense limit decreased to 1.05%.
(j)	The variation in the Fund’s turnover rate from 2013 to 2014 was primarily due to the change in the structure of the Fund from four segments to two segments.

See accompanying notes to financial statements.

|  64

Financial Highlights (continued)

For a share outstanding throughout each period.

	SeeyondSM Multi-Asset Allocation Fund—Class A
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014*
Net asset value, beginning of the period	$9.68		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.05)
Net realized and unrealized gain (loss)	0.07		(0.27)

Total from Investment Operations	0.04		(0.32)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—
Net realized capital gains	(0.13)		—

Total Distributions	(0.13)		—

Net asset value, end of the period	$9.59		$9.68

Total return(b)(c)	0.37%		(3.20)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$105		$1
Net expenses(d)(e)	1.33	%(f)	1.31	%(g)
Gross expenses(e)	1.59	%(f)	1.47	%(g)
Net investment loss(e)	(0.58)%		(1.05)%
Portfolio turnover rate	29%		40%

*	From commencement of operations on July 23, 2014 through December 31, 2014.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense of 0.03%. Without this expense the ratio of net expenses would have been 1.30% and the ratio of gross expenses would have been 1.56%.
(g)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 1.30% and the ratio of gross expenses would have been 1.46%.

See accompanying notes to financial statements.

65  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	SeeyondSM Multi-Asset Allocation Fund—Class C
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014*
Net asset value, beginning of the period	$9.65		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)		(0.07)
Net realized and unrealized gain (loss)	0.06		(0.28)

Total from Investment Operations	—		(0.35)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—
Net realized capital gains	(0.13)		—

Total Distributions	(0.13)		—

Net asset value, end of the period	$9.52		$9.65

Total return(b)(c)	(0.05)%		(3.50)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$141		$27
Net expenses(d)(e)	2.08	%(f)	2.06	%(g)
Gross expenses(e)	2.35	%(f)	2.38	%(g)
Net investment loss(e)	(1.23)%		(1.64)%
Portfolio turnover rate	29%		40%

*	From commencement of operations on July 23, 2014 through December 31, 2014.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes interest expense of 0.03%. Without this expense the ratio of net expenses would have been 2.05% and the ratio of gross expenses would have been 2.32%.
(g)	Includes interest expense of 0.01%. Without this expense the ratio of net expenses would have been 2.05% and the ratio of gross expenses would have been 2.37%.

See accompanying notes to financial statements.

|  66

Financial Highlights (continued)

For a share outstanding throughout each period.

	SeeyondSM Multi-Asset Allocation Fund—Class Y
	Six Months Ended June 30, 2015 (Unaudited)		Period Ended December 31, 2014*
Net asset value, beginning of the period	$9.69		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.03)		(0.03)
Net realized and unrealized gain (loss)	0.08		(0.28)

Total from Investment Operations	0.05		(0.31)

LESS DISTRIBUTIONS FROM:
Net investment income	—		—
Net realized capital gains	(0.13)		—

Total Distributions	(0.13)		—

Net asset value, end of the period	$9.61		$9.69

Total return(b)	0.47%		(3.10)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$50,007		$48,756
Net expenses(c)(d)	1.07	%(e)	1.05	%(f)
Gross expenses(d)	1.26	%(e)	1.35	%(f)
Net investment loss(d)	(0.68)%		(0.79)%
Portfolio turnover rate	29%		40%

*	From commencement of operations on July 23, 2014 through December 31, 2014.
(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower. Periods less than one year are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes interest expense of 0.02%. Without this expense the ratio of net expenses would have been 1.05% and the ratio of gross expenses would have been 1.24%.
(f)	Includes interest expense of less than 0.01%.

See accompanying notes to financial statements.

67  |

Notes to Financial Statements

June 30, 2015 (Unaudited)

1.  Organization.  Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust I:

Natixis Diversified Income Fund (the “Diversified Income Fund”)

Natixis U.S. Equity Opportunities Fund (the “U.S. Equity Opportunities Fund”)

Natixis Funds Trust II:

McDonnell Intermediate Municipal Bond Fund (the “Intermediate Municipal Bond Fund”)

SeeyondSM Multi-Asset Allocation Fund (the “Multi-Asset Allocation Fund”)

Each Fund is a diversified investment company, except for Multi-Asset Allocation Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C and Class Y shares. Effective October 12, 2007, Class B shares of U.S. Equity Opportunities Fund are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the prospectus.

Class A shares are sold with a maximum front-end sales charge of 3.50% and 4.50% for Intermediate Municipal Bond Fund and Diversified Income Fund, respectively, and 5.75% for U.S. Equity Opportunities Fund and Multi-Asset Allocation Fund. Class B shares do not pay a front-end sales charge; however, they are charged higher Rule 12b-1 fees, and are subject to a contingent deferred sales charge (“CDSC”) if such shares are redeemed within six years of purchase. After eight years of ownership, Class B shares convert to Class A shares. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles

|  68

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

Funds II (“Loomis Sayles Funds Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an

69  |

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

independent pricing service, if available. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing service, if available, or prices obtained from broker-dealers. Centrally cleared interest rate swaps are valued at settlement prices of the clearinghouse on which the contracts were traded, if available, or prices obtained from broker-dealers. Interest rate swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available, or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2015, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Fund	Notional Value*	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
Multi-Asset Allocation Fund	$10,470,880	$81,692	0.16%

*	Amounts are reflected at absolute value.

|  70

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations

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reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract

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certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  The Funds may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the equity underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. Over-the-counter (“OTC”) options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

For the six months ended June 30, 2015, the Funds were not party to any OTC options.

g.  Swaptions.  Certain funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the

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right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

h.  Swap Agreements.  Certain funds may enter into interest rate swaps. An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Operations as realized gain or loss when received or paid. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted

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over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated and traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking liquid assets or cash.

For the six months ended June 30, 2015, Diversified Income Fund was not party to any interest rate swaps.

i.  Due from Brokers.  Transactions and positions in futures and options contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. The due from broker balance in the Statement of Assets and Liabilities for Multi-Asset Allocation Fund represents cash on deposit with the broker for open futures and options contracts. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  Each Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2015 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid

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capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as net operating losses, contingent payment debt instruments, premium amortization, paydown gains and losses, defaulted and/or non-income producing securities, Treasury Inflation-Protected Securities (“TIPS”), distributions in excess of income and/or capital gain, return of capital and capital gain distributions received, non-deductible expenses, foreign currency gains and losses and deferred Trustees’ fees. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, straddle adjustment, TIPS, trust preferred securities, contingent payment debt instruments, return of capital distributions received, wash sales and futures, forward foreign currency and options contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2014 was as follows:

	2014 Distributions Paid From:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
Intermediate Municipal Bond Fund	$—	$394,704	$—	$394,704
Diversified Income Fund	3,440,398	—	—	3,440,398
U.S. Equity Opportunities Fund	28,374,163	—	109,096,353	137,470,516
Multi-Asset Allocation Fund	—	—	—	—

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Differences between these amounts and those reported in the Statements of Changes in Net Assets are primarily attributable to different book and tax treatment for short-term capital gains.

As of December 31, 2014, the capital loss carryforwards and post-October capital loss deferrals were as follows:

	Intermediate Municipal Bond Fund	Diversified Income Fund	U.S. Equity Opportunities Fund	Multi-Asset Allocation Fund
Capital loss carryforward:
Short-term:
Expires:
December 31, 2017	$—	$(8,856,780)	$—	$—
No expiration date	(342,604)	—	—	—
Long-term:
No expiration date	(58,812)	—	—	—

Total capital loss carryforward	$(401,416)	$(8,856,780)	$—	$—

Post-October capital loss deferrals*	$—	$(37,566)	$—	$(759,467)

*	Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 may be deferred and treated as occurring on the first day of the following taxable year.

Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital loss carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

l.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon

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a Fund’s ability to dispose of the underlying securities. As of June 30, 2015, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

m.  Delayed Delivery Commitments.  The Funds may purchase securities, including those designated as To Be Announced (“TBAs”) in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

No delayed delivery securities were held by the Funds as of June 30, 2015.

n.  Securities Lending.  The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from

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which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2015, none of the Funds had loaned securities under this agreement.

o.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2015, at value:

Intermediate Municipal Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$29,318,620	$—	$29,318,620
Short-Term Investments	—	1,922,535	—	1,922,535

Total	$—	$31,241,155	$—	$31,241,155

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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For the six months ended June 30, 2015, there were no transfers among Levels 1, 2 and 3.

Diversified Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks(a)	$79,002,747	$—	$—		$79,002,747
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	—	3,907,053	27,862	(b)	3,934,915
ABS Other	—	1,205,645	1,318,853	(c)	2,524,498
Airlines	—	2,880,518	28,708	(c)	2,909,226
All Other Non-Convertible Bonds(a)	—	58,679,243	—		58,679,243

Total Non-Convertible Bonds	—	66,672,459	1,375,423		68,047,882

Convertible Bonds(a)	—	3,077,060	—		3,077,060
Municipals(a)	—	38,105	—		38,105

Total Bonds and Notes	—	69,787,624	1,375,423		71,163,047

Preferred Stocks
Convertible Preferred Stocks
Midstream	—	140,889	—		140,889
REITs – Mortgage	—	26,728	—		26,728
All Other Convertible Preferred Stocks(a)	1,806,720	—	—		1,806,720

Total Convertible Preferred Stocks	1,806,720	167,617	—		1,974,337

Non-Convertible Preferred Stocks(a)	795,483	—	—		795,483

Total Preferred Stocks	2,602,203	167,617	—		2,769,820

Senior Loans(a)	—	227,734	—		227,734
Short-Term Investments	—	1,033,426	—		1,033,426

Total	$81,604,950	$71,216,401	$1,375,423		$154,196,774

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.

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The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$525,774,859	$—	$—	$525,774,859
Short-Term Investments	—	15,822,575	—	15,822,575

Total	$525,774,859	$15,822,575	$—	$541,597,434

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2015, there were no transfers among Levels 1, 2 and 3.

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Multi-Asset Allocation Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$7,546,291	$—	$7,546,291
Exchange-Traded Funds(a)	4,791,324	—	—	4,791,324
Purchased Options(a)	104,125	—	—	104,125
Short-Term Investments	—	33,230,576	—	33,230,576

Total Investments	4,895,449	40,776,867	—	45,672,316

Futures Contracts (unrealized appreciation)	11,733	18,499	—	30,232

Total	$4,907,182	$40,795,366	$—	$45,702,548

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(290,239)	$(63,193)	$—	$(353,432)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2015, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2014 and/or June 30, 2015:

Diversified Income Fund

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Non-Convertible Bonds
ABS Car Loan	$294,726	$—	$—	$—	$—
ABS Home Equity	18,198	—	(74)	(107)	—
ABS Other	772,936	—	—	(311)	674,916
Airlines	1,315,465	20	2,285	(5,478)	—

	$2,401,325	$20	$2,211	$(5,896)	$674,916

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Diversified Income Fund (continued)

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015
Non-Convertible Bonds
ABS Car Loan	$—	$—	$(294,726)	$—	$—
ABS Home Equity	(12,015)	21,860	—	27,862	(227)
ABS Other	(8,690)	—	(119,998)	1,318,853	(312)
Airlines	(126,584)	—	(1,157,000)	28,708	1

	$(147,289)	$21,860	$(1,571,724)	$1,375,423	$(538)

Debt securities valued at $21,860 were transferred from Level 2 to Level 3 during the period ended June 30, 2015. At December 31, 2014, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2015, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

Debt securities valued at $1,571,724 were transferred from Level 3 to Level 2 during the period ended June 30, 2015. At December 31, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Diversified Income Fund and Multi-Asset Allocation Fund used during the period include forward foreign currency contracts, futures contracts and option contracts.

Diversified Income Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency

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June 30, 2015 (Unaudited)

contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes.

Diversified Income Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the six months ended June 30, 2015, the Fund used futures contracts to manage duration.

Multi-Asset Allocation Fund seeks to gain exposure to a combination of four asset classes: equity, fixed income, currency and volatility. The Fund pursues its objective by utilizing a variety of listed and other liquid derivative instruments. The Fund’s equity exposure typically will be obtained through investments in broad, equity index listed futures, equity index options, options on futures and exchange-traded funds (“ETFs”). The Fund’s fixed income exposure may consist of, but is not limited to, U.S. and non-U.S. government bonds, listed bond futures, options on futures and fixed income ETFs. The Fund’s currency exposure typically will be obtained through investments in non-dollar denominated investments, futures and forward foreign currency contracts. The Fund’s exposure to volatility assets will result from both “long” and “short” positions in futures and options, such as futures contracts based on the Chicago Board Options Exchange Volatility Index (the “VIX”), listed equity index options, options on futures and equity index futures. During the six months ended June 30, 2015, the Fund used futures and options on futures contracts to gain investment exposure in accordance with its objective.

Transactions in derivative instruments for Diversified Income Fund during the six months ended June 30, 2015 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Foreign currency transactions[1]
Interest rate contracts	$(92,523)	$—
Foreign exchange contracts	—	58,961

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Foreign currency translations[1]
Interest rate contracts	$55,028	$—
Foreign exchange contracts	—	(50,936)

[1]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statements of Operations.

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Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

The following is a summary of derivative instruments for Multi-Asset Allocation Fund as of June 30, 2015, as reflected within the Statements of Assets and Liabilities:

Assets	Investments at value[1]	Unrealized appreciation on futures contracts	Total
Exchange-traded/cleared asset derivatives
Interest rate contracts	$—	$9,420	$9,420
Foreign exchange contracts	—	2,313	2,313
Equity contracts	104,125	18,499	122,624

Total asset derivatives	$104,125	$30,232	$134,357

Liabilities	Options written at value	Unrealized depreciation on futures contracts	Total
Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$(121,499)	$(121,499)
Equity contracts	—	(231,933)	(231,933)

Total liability derivatives	$—	$(353,432)	$(353,432)

[1]	Represents purchased options, at value.

Transactions in derivative instruments for Multi-Asset Allocation Fund during the six months ended June 30, 2015 as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Investments[2]	Futures contracts	Options written
Interest rate contracts	$—	$14,495	$(17,186)
Foreign exchange contracts	—	(48,008)	—
Equity contracts	(172,590)	2,621,079	—

Total	$(172,590)	$2,587,566	$(17,186)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[2]	Futures contracts	Options written
Interest rate contracts	$—	$(323,020)	$(939)
Foreign exchange contracts	—	(7,991)	—
Equity contracts	(6,938)	(955,496)	—

Total	$(6,938)	$(1,286,507)	$(939)

[2]	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

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Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets, for Diversified Income Fund and Multi-Asset Allocation Fund, based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2015:

Diversified Income Fund	Futures	Forwards
Average Notional Amount Outstanding	0.32%	0.30%
Highest Notional Amount Outstanding	1.08%	0.64%
Lowest Notional Amount Outstanding	0.00%	0.00%
Notional Amount Outstanding as of June 30, 2015	0.00%	0.00%

Multi-Asset Allocation Fund	Futures
Average Notional Amount Outstanding	80.84%
Highest Notional Amount Outstanding	89.49%
Lowest Notional Amount Outstanding	68.78%
Notional Amount Outstanding as of June 30, 2015	68.78%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

The volume of option contract activity, as a percentage of net assets, for Multi-Asset Allocation Fund, based on month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2015:

Multi-Asset Allocation Fund*	Call Options Purchased	Put Options Purchased	Call Options Written
Average Market Value of Underlying Instruments	19.67%	1.47%	1.47%
Highest Market Value of Underlying Instruments	34.75%	5.43%	5.43%
Lowest Market Value of Underlying Instruments	7.51%	0.00%	0.00%
Market Value of Underlying Instruments as of June 30, 2015	34.75%	0.00%	0.00%

*	Market value of underlying instruments is determined as follows: for futures, by multiplying the number of contracts by the contract multiplier by the price of the underlying futures contract.

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Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

Market value of underlying securities at the end of the prior period, if applicable, are included in the averages above.

The following is a summary of Multi-Asset Allocation Fund’s written option activity:

	Contracts	Premiums
Outstanding at December 31, 2014	$20	$6,564
Options terminated in closing purchase transactions	(20)	(6,564)

Outstanding at June 30, 2015	$—	$—

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the applicable Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the applicable Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2015:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Diversified Income Fund	$45,000	$45,000
Multi-Asset Allocation Fund	337,247	337,247

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Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2015, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were as follows:

Fund	Purchases	Sales
Intermediate Municipal Bond Fund	$1,030,738	$2,242,748
Diversified Income Fund	43,311,413	44,418,235
U.S. Equity Opportunities Fund	70,357,957	42,038,562
Multi-Asset Allocation Fund	5,181,260	3,657,702

For the six months ended June 30, 2015, purchases and sales of U.S. Government/Agency securities by Diversified Income Fund were $10,716,485 and $21,196,342, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) serves as investment adviser to each Fund except the Multi-Asset Allocation Fund. Natixis Asset Management U.S., LLC (“Natixis AM US”) is the investment adviser to the Multi-Asset Allocation Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $1 billion	Over $1 billion
Intermediate Municipal Bond Fund	0.40%	0.40%
Diversified Income Fund	0.55%	0.50%
U.S. Equity Opportunities Fund	0.80%	0.80%
Multi-Asset Allocation Fund	0.85%	0.85%

NGAM Advisors has entered into subadvisory agreements for each Fund as listed below.

Intermediate Municipal Bond Fund	McDonnell Investment Management, LLC (“McDonnell”)
Diversified Income Fund	AEW Capital Management, L.P. (“AEW”)
Loomis, Sayles & Company, L.P. (“Loomis Sayles”)
U.S. Equity Opportunities Fund	Harris Associates L.P. (“Harris”)
Loomis Sayles

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Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser(s) a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s/Segment’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $250 million	Over $250 million
Intermediate Municipal Bond Fund	McDonnell	0.20%	0.20%
Diversified Income Fund
Diversified REIT Discipline	AEW	0.45%	0.40%
Inflation Protected Securities Discipline	Loomis Sayles	0.25%	0.20%
Multi-Sector Bond Discipline	Loomis Sayles	0.35%	0.30%
U.S. Equity Opportunities Fund
Large Cap Growth Segment	Harris	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%

Payments to NGAM Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

NGAM Advisors and Natixis AM US have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2016, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class Y
Intermediate Municipal Bond Fund	0.80%	—	1.55%	0.55%
Diversified Income Fund	1.25%	—	2.00%	1.00%
U.S. Equity Opportunities Fund	1.30%	2.05%	2.05%	1.05%
Multi-Asset Allocation Fund	1.30%	—	2.05%	1.05%

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Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

Effective July 1, 2015, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Intermediate Municipal Bond Fund and U.S. Equity Opportunities Fund are as follows:

	Expense limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class B	Class C	Class Y
Intermediate Municipal Bond Fund	0.70%	—	1.45%	0.45%
U.S. Equity Opportunities Fund	1.25%	2.00%	2.00%	1.00%

These undertakings are in effect until April 30, 2017, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be evaluated on an annual basis.

NGAM Advisors and Natixis AM US shall be permitted to recover expenses they have borne under the expense limitation agreements (whether through waiver of its management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2015, the management fees and waivers of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees [1]	Voluntary Waivers of Management Fees	Net Management Fees	Percentage of Average Daily Net Assets
					Gross	Net
Intermediate Municipal Bond Fund	$66,013	$54,124	$—	$11,889	0.40%	0.07%
Diversified Income Fund	511,683	—	785	510,898	0.55%	0.55%
U.S. Equity Opportunities Fund	2,132,222	—	—	2,132,222	0.80%	0.80%
Multi-Asset Allocation Fund	211,845	47,227	—	164,618	0.85%	0.66%

[1]	Management fee waivers are subject to possible recovery until December 31, 2016.

No expenses were recovered during the six months ended June 30, 2015 under the terms of the expense limitation agreements.

Certain officers and directors of NGAM Advisors and its affiliates are also officers or Trustees of the Funds. NGAM Advisors, AEW, McDonnell, Loomis Sayles and Harris are subsidiaries of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis AM US is a subsidary of Natixis Asset Management (“NAM”), which is in turn a subsidary of Natixis Global Asset Management.

|  90

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class B (if applicable) and Class C shares (the “Class B and Class C Plans”).

Under the Class A Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class B (if applicable) and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B (if applicable) and Class C Plans, each Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class B (if applicable) and Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class B (if applicable) and Class C shares.

For the six months ended June 30, 2015, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class B	Class C	Class B	Class C
Intermediate Municipal Bond Fund	$3,623	$—	$2,813	$—	$8,439
Diversified Income Fund	139,843	—	68,482	—	205,446
U.S. Equity Opportunities Fund	525,881	2,605	72,547	7,814	217,641
Multi-Asset Allocation Fund	55	—	65	—	195

c.  Administrative Fees.  NGAM Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, each Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion,

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Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2015, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Intermediate Municipal Bond Fund	$7,001
Diversified Income Fund	39,464
U.S. Equity Opportunities Fund	113,048
Multi-Asset Allocation Fund	10,572

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers.

For the six months ended June 30, 2015, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Intermediate Municipal Bond Fund	$2,612
Diversified Income Fund	59,075
U.S. Equity Opportunities Fund	97,931
Multi-Asset Allocation Fund	135

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Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

As of June 30, 2015, the Funds owe NGAM Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Intermediate Municipal Bond Fund	$57
Diversified Income Fund	1,073
U.S. Equity Opportunities Fund	2,400
Multi-Asset Allocation Fund	3

Sub-transfer agent fees attributable to Class A, Class B, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2015 were as follows:

Fund	Commissions
Intermediate Municipal Bond Fund	$30,067
Diversified Income Fund	61,371
U.S. Equity Opportunities Fund	158,995

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $300,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $130,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $5,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Gateway Trust based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

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Notes to Financial Statements (continued)

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A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

g.  Affiliated Ownership.  As of June 30, 2015 Natixis US and affiliates held shares of Intermediate Municipal Bond Fund and Multi-Asset Allocation Fund representing 14.77% and 96.86% of the Fund’s net assets, respectively. Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Payment by Affiliates.  During the period ended June 30, 2015, Natixis AM US reimbursed Multi-Asset Allocation Fund $17 for losses incurred in connection with a trading error. This amount is included in realized gains on futures contracts in the Statements of Operations.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, participates in a $150,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to the full $150,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $150,000,000 limit at any time). Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended June 30, 2015, none of the Funds had borrowings under this agreement.

Prior to April 16, 2015, the committed unsecured line of credit was $200,000,000 with an individual limit of $125,000,000 for each Fund that participated in the line of credit. In addition, the commitment fee was 0.10% per annum, payable at the end of each calendar quarter.

8.  Brokerage Commission Recapture.  Certain Funds have entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Funds under such agreements and are included in realized gains on investments in the Statements of

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Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

Operations. For the six months ended June 30, 2015, amounts rebated under these agreements were as follows:

Fund	Rebates
Diversified Income Fund	$381
U.S. Equity Opportunities Fund	3,185

9.  Concentration of Risk.  Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

The Multi-Asset Allocation Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

10.  Interest Expense.  Multi-Asset Allocation Fund incurs interest expense on net cash and foreign currency debit balances, if any, for accounts held at brokers. Interest expense incurred for the six months ended June 30, 2015 is reflected on the Statements of Operations.

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
Intermediate Municipal Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	160,883	$1,612,532	440,562	$4,404,696
Issued in connection with the reinvestment of distributions	1,859	18,583	1,807	17,881
Redeemed	(81,170)	(811,396)	(312,110)	(3,108,236)

Net change	81,572	$819,719	130,259	$1,314,341

Class C
Issued from the sale of shares	91,884	$917,700	221,952	$2,199,823
Issued in connection with the reinvestment of distributions	213	2,122	125	1,241
Redeemed	(75,891)	(759,102)	(5,445)	(53,806)

Net change	16,206	$160,720	216,632	$2,147,258

Class Y
Issued from the sale of shares	1,460,544	$14,633,904	874,599	$8,630,106
Issued in connection with the reinvestment of distributions	13,054	130,883	31,302	308,641
Redeemed	(1,687,827)	(16,883,724)	(349,221)	(3,485,532)

Net change	(214,229)	$(2,118,937)	556,680	$5,453,215

Increase (decrease) from capital share transactions	(116,451)	$(1,138,498)	903,571	$8,914,814

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Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

11.  Capital Shares (continued)

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
Diversified Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,468,528	$20,131,699	3,587,606	$46,772,806
Issued in connection with the reinvestment of distributions	60,235	810,305	145,859	1,902,832
Redeemed	(3,350,641)	(45,106,916)	(1,966,178)	(25,485,685)

Net change	(1,821,878)	$(24,164,912)	1,767,287	$23,189,953

Class C
Issued from the sale of shares	466,138	$6,358,360	641,777	$8,362,876
Issued in connection with the reinvestment of distributions	16,260	217,146	41,434	539,625
Redeemed	(451,962)	(6,089,458)	(711,476)	(9,151,769)

Net change	30,436	$486,048	(28,265)	$(249,268)

Class Y
Issued from the sale of shares	811,639	$11,079,227	1,164,871	$15,288,075
Issued in connection with the reinvestment of distributions	15,995	214,287	10,893	143,867
Redeemed	(493,525)	(6,613,488)	(149,655)	(1,908,448)

Net change	334,109	$4,680,026	1,026,109	$13,523,494

Increase (decrease) from capital share transactions	(1,457,333)	$(18,998,838)	2,765,131	$36,464,179

U.S. Equity Opportunities Fund
Class A
Issued from the sale of shares	1,228,177	$34,079,470	1,244,707	$40,683,381
Issued in connection with the reinvestment of distributions	175,149	4,900,584	3,733,383	104,238,574
Redeemed	(857,574)	(24,088,377)	(1,579,897)	(53,911,455)

Net change	545,752	$14,891,677	3,398,193	$91,010,500

Class B
Issued from the sale of shares	388	$7,794	4,557	$112,874
Issued in connection with the reinvestment of distributions	1,712	35,133	54,550	1,140,434
Redeemed	(117,381)	(2,408,817)	(181,197)	(5,000,162)

Net change	(115,281)	$(2,365,890)	(122,090)	$(3,746,854)

Class C
Issued from the sale of shares	428,045	$8,780,254	639,156	$16,511,165
Issued in connection with the reinvestment of distributions	38,565	791,744	756,094	15,641,654
Redeemed	(224,548)	(4,634,707)	(371,115)	(9,752,500)

Net change	242,062	$4,937,291	1,024,135	$22,400,319

Class Y
Issued from the sale of shares	844,313	$26,690,858	837,095	$31,611,584
Issued in connection with the reinvestment of distributions	14,659	467,605	262,503	8,306,725
Redeemed	(229,053)	(7,329,552)	(571,477)	(21,233,215)

Net change	629,919	$19,828,911	528,121	$18,685,094

Increase (decrease) from capital share transactions	1,302,452	$37,291,989	4,828,359	$128,349,059

|  96

Notes to Financial Statements (continued)

June 30, 2015 (Unaudited)

11.  Capital Shares (continued)

	Six Months Ended June 30, 2015		Period Ended December 31, 2014(a)
Multi-Asset Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	10,940	$108,000	101	$1,011
Issued in connection with the reinvestment of distributions	46	454	—	—
Redeemed	(101)	(991)	(1)	(10)

Net change	10,885	$107,463	100	$1,001

Class C
Issued from the sale of shares	16,678	$162,612	2,822	$27,973
Issued in connection with the reinvestment of distributions	58	577	—	—
Redeemed	(4,732)	(46,602)	(1)	(10)

Net change	12,004	$116,587	2,821	$27,963

Class Y
Issued from the sale of shares	102,949	$1,019,750	5,033,633	$50,330,682
Issued in connection with the reinvestment of distributions	66,279	658,156	—	—
Redeemed	—	—	(1)	(10)

Net change	169,228	$1,677,906	5,033,632	$50,330,672

Increase (decrease) from capital share transactions	192,117	$1,901,956	5,036,553	$50,359,636

(a)	From commencement of operations on July 23, 2014 through December 31, 2014.

12.  Subsequent Event.  Effective at the close of business on August 31, 2015, Diversified Income Fund will change its name to Loomis Sayles Multi-Asset Income Fund and the Fund’s principal investment strategies and management structure, including the consolidation of multiple sub-advised sleeves of the Fund under day to day management of one sub-adviser, will be amended and restated as described in the Supplement dated June 19, 2015 to the Prospectus and Summary Prospectus of Diversified Income Fund.

97  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 20, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2015